As filed with the Securities and Exchange Commission on April 29, 2021
33 Act File
No. 033-75116
40 Act File
No. 811-08352

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 55	☒
(Check appropriate box or boxes.)

LKCM FUNDS
(Exact Name of Registrant)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
(Address of Principal Executive Office)
Registrant’s Telephone Number (817)
332-3235
c/o U.S. Bank Global Fund Services
615 E. Michigan Street, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
Kathy Kresch Ingber, Esq.
K&L Gates LLP
1601 K. Street, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On May 1, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LKCM Funds
Prospectus
May 1, 2021
301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102
1-800-688-LKCM

LKCM SMALL CAP EQUITY FUND (LKSCX)
LKCM
SMALL-MID
CAP EQUITY FUND (LKSMX)
LKCM EQUITY FUND (LKEQX)
LKCM BALANCED FUND (LKBAX)
LKCM FIXED INCOME FUND (LKFIX)
LKCM INTERNATIONAL EQUITY FUND (LKINX)
www.lkcmfunds.com
This Prospectus contains information you should consider before you invest in the LKCM Funds. Please read it carefully and keep it for future reference.
Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the LKCM Funds’ shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the LKCM Funds (if you hold your Fund shares directly with the LKCM Funds) or from your financial intermediary, such as a broker-dealer or bank (if you hold your Fund shares through a financial intermediary). Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Fund shares directly with the LKCM Funds, you may elect to receive shareholder reports and other communications electronically from the LKCM Funds by calling
1-800-688-LKCM
or, if you hold your Fund shares through a financial intermediary, by contacting your financial intermediary.
You may elect to receive all future reports on paper free of charge. If you hold your Fund shares directly with the LKCM Funds, you can inform the LKCM Funds that you wish to continue receiving paper copies of your shareholder reports by calling
1-800-688-LKCM
or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the LKCM Funds you hold directly with LKCM Funds or all of the funds you hold through your financial intermediary, as applicable.

SUMMARY SECTION
LKCM SMALL CAP EQUITY FUND
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below
. The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement (1)	-0.07%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.00%

(1)
Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2022 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2022). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$102	$333	$583	$1,299
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs
and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Fund seeks to invest in the equity
securities
of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•
Cybersecurity Risk
 – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur.

•
Equity Securities Risk
 – The Fund invests in equity securities and therefore is subject to market risks and significant fluctuations in value. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy.    The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.

ADRs
– Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
Common Stock
 – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
REITs
 – Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free
“pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.

•
Inflation Risk
 – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.

•
Investment Risk
 – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

•
Market Risk
 – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Events that have led to recent market disruptions and turbulence include the pandemic spread of the novel coronavirus known as
COVID-19,
the duration and full effects of which are still uncertain. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

•
Redemption Risk
– The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.

•
Sector Weighting Risk
 – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

•
Security Selection Risk
 – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.

•
Small Cap Companies Risk
 – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies. Small capitalization companies may also have narrower commercial markets and more limited operating histories, product lines and managerial and financial resources than larger, more established companies. Small capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. As a result, the securities of small capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of an index reflecting a broad measure of market performance and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at
1-800-688-LKCM.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
37.01%	2nd quarter, 2020
-30.75%	1st quarter, 2020

Average Annual Total Returns for Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Return Before Taxes	34.79%	14.81%	10.95%
Return After Taxes on Distributions	33.59%	11.76%	8.48%
Return After Taxes on Distributions and Sale of Fund Shares	21.44%	11.04%	8.30%
Russell 2000 ® Index (reflects no deduction for fees, expenses or taxes)	19.96%	13.26%	11.20%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	10.69%	11.37%	10.00%
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on your tax situation and may differ from those shown. In addition, the after-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements such as 401(k) plans and individual retirement accounts.
Investment Adviser:
Luther King Capital Management Corporation.
Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 1996
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 1994
Mason D. King, CFA	Principal, Vice President, Portfolio Manager and Analyst	Since 2017
Purchase and Sale of Fund Shares:
Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at
1-800-688-LKCM. Redemptions
by telephone are only permitted upon previously receiving appropriate authorization. Transactions normally will only occur on days the New York Stock Exchange is scheduled to be open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.
Tax Information:
The Fund’s distributions are taxable to you and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred
arrangement, such as a 401(k) plan or an individual retirement account, in which case the withdrawal of your investment from the tax-deferred
arrangement may be taxable.
Payments to Broker-Dealers and Other Financial Intermediaries:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and/or other services. If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LKCM
SMALL-MID
CAP EQUITY FUND
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You
may
pay other fees, such as brokerage commissions and other fees to
financial
intermediaries
, which are not reflected in the tables
and examples
below
. The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	1.23%

Total Annual Fund Operating Expenses	1.98%
Fee Waiver and/or Expense Reimbursement (1)	-0.98%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.00%

(1)
Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2022 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2022). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$102	$526	$977	$2,227
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies:
  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid
capitalization companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.
Small-mid
capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).

Principal Risks:
The
greatest
risk of investing in the Fund is that you could lose
money
. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•
Cybersecurity Risk
 – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur.

•
Equity Securities Risk
 – The Fund invests in equity securities and therefore is subject to market risks and significant fluctuations in value. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.

ADRs
 – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
Common Stock
 – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
REITs
 – Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free
“pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.

•
Inflation Risk
 – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.

•
Investment Risk
 – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

•
Market Risk
 – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Events that have led to recent market disruptions and turbulence include the pandemic spread of the novel coronavirus known as
COVID-19,
the duration and full effects of which are still uncertain. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

•
Redemption Risk
 – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.

•
Sector Weighting Risk
 – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

•
Security Selection Risk
 – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.

•
Small and Mid Cap Companies Risk
 – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.

Performance:
  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of an index reflecting a broad measure of market performance and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at
1-800-688-LKCM.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
34.18%	2nd quarter, 2020
-26.29%	1st quarter, 2020

Average Annual Total Returns for Periods Ended December 31, 2020

	1 Year	5 Years	Since Inception (May 2, 2011)
Return Before Taxes	30.66%	14.40%	9.45%
Return After Taxes on Distributions	28.76%	10.99%	7.51%
Return After Taxes on Distributions and Sale of Fund Shares	19.49%	10.63%	7.18%
Russell 2500 ® Index (reflects no deduction for fees, expenses or taxes)	19.99%	13.64%	11.10%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	10.69%	11.37%	9.24%
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on your tax situation and may differ from those shown. In addition, the after-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements such as 401(k) plans and individual retirement accounts.
Investment Adviser:
Luther King Capital Management Corporation.
Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since Inception in 2011
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 2011
Mason D. King, CFA	Principal, Vice President, Portfolio Manager and Analyst	Since 2017
Purchase and Sale of Fund Shares:
Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at
1-800-688-LKCM. Redemptions
by telephone are only permitted upon previously receiving appropriate authorization. Transactions normally will only occur on days the New York Stock Exchange is scheduled to be open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.
Tax Information:
The Fund’s distributions are taxable to you and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred
arrangement, such as a 401(k) plan or an individual retirement account, in which case the withdrawal of your investment from the tax-deferred
arrangement may be taxable.
Payments to Broker-Dealers and Other Financial Intermediaries:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and/or other services. If made, these payments may create a conflict of interest by influencing the broker-dealer
or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LKCM EQUITY FUND
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You
may
pay other fees, such as brokerage commissions and other fees to
financial
intermediaries
, which are not reflected in the tables
and examples
below.
The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.28%
Acquired Fund Fees and Expenses (1)	0.01%

Total Annual Fund Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement (2)	-0.18%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.81%

(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2022 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.80% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2022). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$83	$297	$530	$1,197
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio
). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies that the Adviser believes have attractive relative valuations. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities and/or strong market share positions. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).

Principal Risks:
The greatest risk of investing in the Fund is
that
you could lose money. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•
Cybersecurity Risk
 – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur.

•
Dividend Paying Securities Risk
 – Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall.

•
Equity Securities Risk
 – The Fund invests in equity securities and therefore is subject to market risks and significant fluctuations in value. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.

ADRs
– Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
Common Stock
 – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
REITs
 – Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free
“pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.

•
Foreign Securities Risk
 – Non-U.S.
investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, and delays in transaction settlement in some foreign markets. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt. To the extent the Fund invests a significant portion of its assets in securities of a single country or geographic region at any one time, it is more likely to be affected by events or conditions in that country or region. As a result, it may be more volatile than a more geographically diversified fund.

•
Inflation Risk
 – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.

•
Investment Risk
 – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

•
Large Cap Companies Risk
 – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.

•
Market Risk
 – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Events that have led to recent market disruptions and turbulence include the pandemic spread of the novel coronavirus known as
COVID-19,
the duration and full effects of which are still uncertain. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

•
Redemption Risk
– The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.

•
Sector Weighting Risk
 – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

•
Security Selection Risk
 – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.

•
Small and Mid Cap Companies Risk
 – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of an index reflecting a broad measure of market performance and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at
1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
21.66%	2nd quarter, 2020
-17.75%	1st quarter, 2020
Average Annual Total Returns for Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Return Before Taxes	22.83%	15.95%	12.89%
Return After Taxes on Distributions	21.26%	14.43%	11.83%
Return After Taxes on Distributions and Sale of Fund Shares	14.61%	12.54%	10.51%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	16.10%	14.04%	12.49%
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on your tax situation and may differ from those shown. In addition, the after-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements such as 401(k) plans and individual retirement accounts.
Investment Adviser:
Luther King Capital Management Corporation.
Portfolio Managers:

Name	Title	Experience with the Fund
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 1996
Scot C. Hollmann, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2010
Mason D. King, CFA	Principal, Vice President, Portfolio Manager and Analyst	Since 2010
Purchase and Sale of Fund Shares:
Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at
1-800-688-LKCM. Redemptions
by telephone are only permitted upon previously receiving appropriate authorization. Transactions normally will only occur on days the New York Stock Exchange is scheduled to be open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.
Tax Information:
The Fund’s distributions are taxable to you and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred
arrangement, such as a 401(k) plan or an individual retirement account, in which case the withdrawal of your investment from the tax-deferred
arrangement may be taxable.
Payments to Broker-Dealers and Other Financial Intermediaries:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and/or other services. If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LKCM BALANCED FUND
Investment Objective:
The Fund seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.34%

Total Annual Fund Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement (1)	-0.19%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.80%

(1)
Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2022 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.80% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2022).
Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$82	$296	$529	$1,196
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities. The Fund may invest in securities of small, mid and large capitalization companies, including dividend paying securities. The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends.
The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities. Investment grade debt securities are considered to be those rated within the four highest rating categories by a nationally recognized statistical rating organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc. or S&P Global Ratings, or of equivalent quality as determined by the Adviser.
In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•
Call Risk
 – During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

•
Credit Risk
 – The Fund is subject to the risk that the issuer or guarantor of a fixed income security becomes unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holdings to lose value. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. The credit quality of a security can deteriorate suddenly and rapidly. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Credit risk is typically greater for securities with ratings that are downgraded below investment grade. Generally, the longer the maturity of a security, the more sensitive it is to credit risk.

•
Cybersecurity Risk
 – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur.

•
Dividend Paying Securities Risk
 – Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall.

•
Equity Securities Risk
 – The Fund invests in equity securities and therefore is subject to market risks and significant fluctuations in value. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.

ADRs
– Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
Common Stock
 – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
REITs
 – Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free
“pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.

•
Fixed Income Securities Risk
 – The Fund invests in fixed income securities and is therefore subject to the risk that the prices of, and the income generated by, fixed income securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, geopolitical, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism, pandemic and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment.

•
Foreign Securities Risk
– Non-U.S.
investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, and delays in transaction settlement in some foreign markets. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt.

•
Inflation Risk
 – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.

•
Interest Rate Risk
 – Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Market values of fixed income securities generally are inversely related to actual changes in interest rates – generally, when interest rates rise, the value of the Fund’s debt securities declines and when interest rates decline, the value of the Fund’s debt securities rises. As of the date of this prospectus, interest rates are at or near historic lows. In the future, interest rates may increase, perhaps significantly or rapidly, which could result in significant losses to the Fund. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Generally, a bond with a longer maturity or duration will entail greater interest rate risk. Conversely, a bond with a shorter maturity or duration will generally entail less interest rate risk. A bond’s value may also be affected by changes in its credit rating or the issuer’s financial condition.

•
Investment Risk
 – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

•
Large Cap Companies Risk
 – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.

•
LIBOR Transition Risk
– The Fund may invest in securities or derivatives that use the London Interbank Offered Rate (“LIBOR” or “ICE LIBOR”) as a benchmark or reference rate for interest rate calculations. Plans are underway to phase out the use of LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, all of which would impact the Fund.

•
Liquidity Risk
– When there is little or no active trading market for specific types of securities, it can become more difficult for the Fund to sell securities at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund. Market developments may cause the Fund’s investments to become less liquid or illiquid and subject to erratic price movements. Certain investments that were liquid when purchased may become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception.

•
Market Risk
 – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Events that have led to recent market disruptions and turbulence include the pandemic spread of the novel coronavirus known as
COVID-19,
the duration and full effects of which are still uncertain. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

•
Redemption Risk
 – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.

•
Sector Weighting Risk
 – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

•
Security Selection Risk
 – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.

•
Small and Mid Cap Companies Risk
 – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.

•
U.S. Government Securities Risk
– A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only by the applicable entity as to the timely payment of interest and principal when held to maturity. Notwithstanding that a security may be backed by the full faith and credit of the U.S. Government, circumstances could arise that would prevent the payment of interest or principal. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Fund holds does not apply to the market value of the security or the shares of the Fund. Like all fixed income securities, U.S. Government fixed income securities are also subject to market risk, credit risk and interest rate risk.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of an index reflecting a broad measure of market performance, an index that tracks the performance of fixed income securities, and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at
1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
16.20%	2nd quarter, 2020
-14.86%	1st quarter, 2020
Average Annual Total Returns for Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Return Before Taxes	15.28%	11.22%	10.01%
Return After Taxes on Distributions	14.14%	10.08%	9.20%
Return After Taxes on Distributions and Sale of Fund Shares	9.81%	8.74%	8.09%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.43%	3.64%	3.11%
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)	16.58%	10.71%	9.19%
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on your tax situation and may differ from those shown. In addition, the after-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements such as 401(k) plans and individual retirement accounts.
Investment Adviser:
  Luther King Capital Management Corporation.
Portfolio Managers:

Name	Title	Experience with the Fund
Scot C. Hollmann, CFA, CIC	Principal, Vice President and Portfolio Manager	Since Inception in 1997
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 1997
Mark L. Johnson, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2010
Purchase and Sale of Fund Shares:
Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at
1-800-688-LKCM. Redemptions
by telephone are only permitted upon previously receiving appropriate authorization. Transactions normally will only occur on days the New York Stock Exchange is scheduled to be open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.
Tax Information:
The Fund’s distributions are taxable to you and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred
arrangement, such as a 401(k) plan or an individual retirement account, in which case the withdrawal of your investment from the tax-deferred
arrangement may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and/or other services. If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LKCM FIXED INCOME FUND
Investment Objective:
The Fund seeks current income.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.

Shareholder Fees
(fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.29%

Total Annual Fund Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement (1)	-0.29%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.50%

(1)
Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2022 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.50% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2022). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$51	$223	$410	$951
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Investment grade debt securities are considered to be those rated within the four highest rating categories assigned by a nationally recognized statistical rating organization, such as Moody’s Investors Services, Inc., Fitch Ratings, Inc., or S&P Global Ratings, or of equivalent quality as determined by the Adviser.
The Fund seeks to maintain an average effective maturity of its portfolio between three and ten years under normal market and economic conditions. The effective maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position. The average effective maturity of the Fund’s portfolio may be less than three years if the Adviser believes a defensive posture is appropriate.
The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, variable and floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, and other financial obligations. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the

Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•
Call Risk
 – During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

•
Convertible Debt Securities
 – A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security is based on its yield and fluctuates in relation to changes in interest rates and the credit quality of the issuer and in relation to changes in the price of the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. Convertible securities are subject to market risk, credit risk and interest rate risk as well as the same types of market and issuer-specific risks that apply to the underlying common stock.

•
Credit Risk
 – The Fund is subject to the risk that the issuer or guarantor of a fixed income security becomes unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holdings to lose value. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. The credit quality of a security can deteriorate suddenly and rapidly. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Credit risk is typically greater for securities with ratings that are downgraded below investment grade. Generally, the longer the maturity of a security, the more sensitive it is to credit risk.

•
Cybersecurity Risk
 – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur.

•
Fixed Income Securities Risk
 – The Fund invests in fixed income securities and is therefore subject to the risk that the prices of, and the income generated by, fixed income securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, geopolitical, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism, pandemic and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment.

•
Foreign Securities Risk
 – Non-U.S.
investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, and delays in transaction settlement in some foreign markets. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt.

•
Government-Sponsored Enterprises Risk
 – Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal Home Loan Bank, Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. There is no assurance that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. They are also subject to market risk, credit risk and interest rate risk. In addition, mortgage pass-through securities issued by government-sponsored enterprises are subject to prepayment risk and extension risk, discussed below.

•
Inflation Risk
 – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.

•
Interest Rate Risk
 – Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Market values of fixed income securities generally are inversely related to actual changes in interest rates – generally, when interest rates rise, the value of the Fund’s debt securities declines and when interest rates decline, the value of the Fund’s debt securities rises. As of the date of this prospectus, interest rates are at or near historic lows. In the future, interest rates may increase, perhaps significantly or rapidly, which could result in significant losses to the Fund. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Generally, a bond with a longer maturity or duration will entail greater interest rate risk. Conversely, a bond with a shorter maturity or duration will generally entail less interest rate risk. A bond’s value may also be affected by changes in its credit rating or the issuer’s financial condition.

•
Investment Risk
 – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

•
LIBOR Transition Risk
 – The Fund may invest in securities or derivatives that use the London Interbank Offered Rate (“LIBOR” or “ICE LIBOR”) as a benchmark or reference rate for interest rate calculations. Plans are underway to phase out the use of LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, all of which would impact the Fund.

•
Liquidity Risk
 – When there is little or no active trading market for specific types of securities, it can become more difficult for the Fund to sell securities at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund. Market developments may cause the Fund’s investments to become less liquid or illiquid and subject to erratic price movements. Certain investments that were liquid when purchased may become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception.

•
Market Risk
 – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Events that have led to recent market disruptions and turbulence include the pandemic spread of the novel coronavirus known as
COVID-19,
the duration and full effects of which are still uncertain. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

•
Mortgage Pass-Through Securities Risk –
Investments in mortgage pass-through securities, including pass-through securities issued by a U.S. Government sponsored enterprise, are subject to fixed income securities risks which include, but are not limited to, interest rate risk and credit risk. Mortgage pass-through securities are also subject to prepayment risk, which is the risk that borrowers will prepay their mortgages and cause a decline in the Fund’s income and share price, and extension risk. Extension risk is the risk that mortgage payments will decline during times of rising interest rates and extend the duration of these securities, making them more sensitive to interest rate changes.

•
Preferred Stocks Risk
 – Preferred stocks are sensitive to movement in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders.

•
Redemption Risk
 – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.

•
Sector Weighting Risk
 – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

•
Security Selection Risk
 – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.

•
U.S. Government Securities Risk
 – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only by the applicable entity as to the timely payment of interest and principal when held to maturity. Notwithstanding that a security may be backed by the full faith and credit of the U.S. Government, circumstances could arise that would prevent the payment of interest or principal. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Fund holds does not apply to the market value of the security or the shares of the Fund. Like all fixed income securities, U.S. Government fixed income securities are also subject to market risk, credit risk and interest rate risk.

•
Variable and Floating Rate Bond Risk
 – The interest rates payable on variable and floating rate bonds are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. The interest rate on a floating rate bond is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate bonds are subject to market risk, interest rate risk and credit risk.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed income securities and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at
1-800-688-LKCM.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
3.87%	2nd quarter, 2020
-1.41%	2nd quarter, 2013
Average Annual Total Returns for Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Return Before Taxes	4.29%	3.42%	2.82%
Return After Taxes on Distributions	3.55%	2.53%	1.80%
Return After Taxes on Distributions and Sale of Fund Shares	2.53%	2.23%	1.76%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.43%	3.64%	3.11%
Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	5.86%	3.43%	2.82%

After-tax
returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on your tax situation and may differ from those shown. In addition, the after-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements such as 401(k) plans and individual retirement accounts.
Investment Adviser:
  Luther King Capital Management Corporation.
Portfolio Managers:

Name	Title	Experience with the Fund
Joan M. Maynard	Principal, Vice President and Portfolio Manager	Since Inception in 1997
Scot C. Hollmann, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2010
Mark L. Johnson, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2010
Purchase and Sale of Fund Shares:
Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at
1-800-688-LKCM. Redemptions
by telephone are only permitted upon previously receiving appropriate authorization. Transactions normally will only occur on days the New York Stock Exchange is scheduled to be open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.
Tax Information:
The Fund’s distributions are taxable to you and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred
arrangement, such as a 401(k) plan or an individual retirement account, in which case the withdrawal of your investment from the tax-deferred
arrangement may be taxable.
Payments to Broker-Dealers and Other Financial Intermediaries:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and/or other services. If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LKCM INTERNATIONAL EQUITY FUND
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.

Shareholder Fees
(fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.98%
Acquired Fund Fees and Expenses (1)	0.01%

Total Annual Fund Operating Expenses	1.89%
Fee Waiver and/or Expense Reimbursement (2)	-0.88%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	1.01%

(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2022 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2022). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$103	$508	$939	$2,140
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing primarily in equity securities of
non-U.S.
companies. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. These equity securities primarily consist of common stocks, preferred stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). In determining the origin of a company, the Fund primarily relies on the country where the company is incorporated, headquartered or has its principal place of business. The Fund may consider a company to be from a particular country even if it is not incorporated or headquartered in, or does not have its principal place of business in, that country if a majority of its assets are located in, or it derives a majority of its total revenues or profits from, goods or services produced or sales made in that country. The Fund generally invests in companies from developed markets, though it may invest to a lesser extent in companies from emerging markets. The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. The Fund focuses its investments in issuers that are incorporated in, headquartered in, or have their principal place of business in, European countries, including the United Kingdom.

To a limited degree, the Fund may invest in companies based in the U.S. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, may purchase foreign currency forward contracts, for hedging purposes, and may hold foreign currencies. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. The Fund may invest cash balances in other investment companies, including money market funds.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•
Currency Risk
 – The Fund may have exposure to foreign currencies by making direct investments in securities denominated in
non-U.S.
currencies, purchasing or selling futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, purchasing foreign currency forward contracts, and/or holding foreign currencies. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby negatively affect the Fund’s holdings of foreign
(non-U.S.)
currencies or securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign
(non-U.S.)
currencies.

•
Cybersecurity Risk
 – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur.

•
Derivatives Risk
 – Derivatives are instruments, such as futures, foreign currency forward contracts and options, whose value is derived from that of other assets, rates, indices, or currencies. The use of derivatives may be considered to carry more risk than other types of investments and may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives. If the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of additional risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event that a counterparty is or becomes unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. The Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. When the Fund uses derivatives, it may be required to provide margin or collateral and/or segregate cash or other liquid assets. These practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. However, the need to provide margin or collateral and/or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. Changes in the value of a derivative may not correlate perfectly with the underlying instrument, and the Fund could lose more than the principal amount invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Foreign Currency Forward Contracts –
Foreign currency forward contracts, including
non-deliverable
forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of a specific currency at a future date. The use of foreign currency forward contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.
Futures Contracts
 – Futures contracts are derivative instruments where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. Futures contracts may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition: (i) there may not be a liquid secondary market for futures contracts, and the Fund may be unable to close a futures contract when desired; (ii) the Adviser may not be able to predict correctly the direction of securities prices, currency exchange rates and other economic factors; and (iii) transaction costs associated with investments in futures contracts may be significant. Equity index futures contracts expose the Fund to volatility in an underlying securities index.
Options
 – For the purchase of a call option to be profitable to the purchaser, the market price of the underlying instrument must rise sufficiently above the call option exercise price to cover the premium and transaction costs, which will reduce any profit that might otherwise have been realized if the purchaser bought the underlying instrument instead of the call option. The Fund will receive a premium from writing call options, but it may not offset any losses sustained from exercised options if the underlying asset has increased in value when the call option is exercised. For the purchase of a put option to be profitable to the purchaser, the market price of the underlying security or instrument must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs, which will reduce any profit the purchaser might have realized. The Fund will receive a premium from writing put options, but it may not offset any losses sustained from exercised options if the Fund is required to buy the underlying asset at a disadvantageous price. Options on futures contracts may be subject to additional risks, including risks associated with the underlying futures contract.

•
Dividend Paying Securities Risk
 – Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall.

•
Emerging Markets Risk
 – When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Stock markets in many emerging market countries are relatively small, less developed, less liquid, more volatile, more expensive to trade in, and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on securities ownership, or intervene in the financial markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political challenges. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; delays and disruptions in securities settlement procedures; and significant limitations on investor rights and recourse. In addition, there may be less information available, or less reliable information available, to make investment decisions and accurately evaluate foreign securities. It may be difficult to obtain or enforce legal judgments against
non-U.S.
companies and
non-U.S.
persons in foreign jurisdictions, either through the foreign judicial system or through a private arbitration process. These matters have the potential to impact the Fund’s investment objectives and performance.

•
Equity Securities Risk
 – The Fund invests in equity securities and therefore is subject to market risks and significant fluctuations in value. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, preferred stocks and REITs.

ADRs
 – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
Common Stock
 – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
Preferred Stock –
Preferred stocks are sensitive to movement in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders.
REITs
 – Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free
“pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.

•
Foreign Securities Risk
 – Non-U.S.
investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, and delays in transaction settlement in some foreign markets. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt. To the extent the Fund invests a significant portion of its assets in securities of a single country or geographic region at any one time, it is more likely to be affected by events or conditions in that country or region. As a result, it may be more volatile than a more geographically diversified fund.

•
Geographic Concentration Risk
 – The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. This could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

European Securities Risk
 – To the extent the Fund invests significantly in the securities of European companies, the Fund’s performance may be influenced by social, political and economic conditions in Europe. The economies of European Union (“EU”) member countries and their trading partners, as well as the broader global economy, may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental relations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. Responses to financial problems in European governments may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The United Kingdom officially departed the EU, commonly referred to as “Brexit,” in December 2020. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unexpectedly.
United Kingdom Securities Risk –
The Fund’s exposure to issuers located in, or with economic ties to, the United Kingdom, could expose the Fund to regulatory, political, currency and economic risks associated with investments in the United Kingdom. The full impact of the United Kingdom’s departure from the EU, commonly known as “Brexit,” and the nature of the future relationship between the United Kingdom and the EU remains uncertain.The United Kingdom and the EU reached a trade agreement on December 31, 2020, which is due to be ratified by all applicable United Kingdom and EU governmental bodies by April 30, 2021 (unless this date is extended). The period following the United Kingdom’s withdrawal from the EU is expected to be one of significant political and economic uncertainty, particularly until the United Kingdom government and EU member states agree and implement the terms of the United Kingdom’s future relationship with the EU. Brexit may create additional economic stress for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in consumer spending as well as foreign direct investment.

•
Hedging Risk
 – If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments, and therefore the use of hedging strategies may reduce the Fund’s return, or create a loss.

•
Inflation Risk
 – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.

•
Investment Risk
 – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

•
Large Cap Companies Risk
 – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.

•
Liquidity Risk
 – When there is little or no active trading market for specific types of securities, it can become more difficult for the Fund to sell securities at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund. Market developments may cause the Fund’s investments to become less liquid or illiquid and subject to erratic price movements. Liquidity risk is particularly acute in the case of foreign investments that are traded in smaller, less-developed or emerging markets and securities issued by issuers with smaller market capitalizations. Certain investments that were liquid when purchased may become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception.

•
Market Risk
 – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Events that have led to recent market disruptions and turbulence include the pandemic spread of the novel coronavirus known as
COVID-19,
the duration and full effects of which are still uncertain. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

•
Other Investment Companies Risk
 – A Fund that invests in shares of other registered investment companies, including money market funds, will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. Investment in money market funds are subject to interest rate risk, credit risk, and market risk.

•
Redemption Risk
 – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.

•
Sector Weighting Risk –
The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

•
Security Selection Risk
 – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.

•
Small and Mid Cap Companies Risk
 – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.

•
Valuation Risk
 – The Fund may value certain securities at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives and foreign investments, which may be illiquid or which may become illiquid.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of an index reflecting a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at
1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the F
u
nd’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
19.19%	2nd quarter, 2020
-22.50%	1st quarter, 2020
Average Annual Total Returns for Periods Ended December 31, 2020

	1 Year	Since Inception (May 1, 2019)
Return Before Taxes	14.45%	14.15%
Return After Taxes on Distributions	14.47%	14.18%
Return After Taxes on Distributions and Sale of Fund Shares	8.66%	10.96%
MSCI/EAFE ® Index (reflects no deduction for fees, expenses or taxes)	8.28%	9.82%
Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)	5.04%	7.35%
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on your tax situation and may differ from those shown. In addition, the after-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements such as 401(k) plans and individual retirement accounts.
Investment Adviser:
  Luther King Capital Management Corporation.
Portfolio Managers:

Name	Title	Experience with the Fund
Mason D. King, CFA	Principal, Vice President, Portfolio Manager and Analyst	Since Inception in 2019
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 2019
Purchase and Sale of Fund Shares:
Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at
1-800-688-LKCM. Redemptions
by telephone are only permitted upon previously receiving appropriate authorization. Transactions normally will only occur on days the New York Stock Exchange is scheduled to be open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.
Tax Information:
The Fund’s distributions are taxable to you and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred
arrangement, such as a 401(k) plan or an individual retirement account, in which case the withdrawal of your investment from the tax-deferred
arrangement may be taxable.
Payments to Broker-Dealers and Other Financial Intermediaries:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and/or other services. If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

Small Cap Equity Fund	The Fund seeks to maximize long-term capital appreciation.
The Fund seeks to achieve its investment objective by primarily choosing investments that Luther King Capital Management Corporation (“Adviser”) believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. The equity securities in which the Fund invests primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Adviser’s primary strategy in managing the Fund is to identify high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.

Small-Mid Cap Equity Fund	The Fund seeks to maximize long-term capital appreciation.
The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid
capitalization companies.
Small-mid
capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. The equity securities in which the Fund invests primarily consist of common stocks, ADRs, and REITs. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Adviser’s primary strategy in managing the Fund is to identify high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.

Equity Fund	The Fund seeks to maximize long-term capital appreciation.
The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies that the Adviser believes have attractive relative valuations. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The equity securities in which the Fund invests primarily consist of common stocks, ADRs, and REITs. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Adviser’s primary strategy in managing the Fund is to identify high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities and/or strong market share positions.

Balanced Fund	The Fund seeks current income and long-term capital appreciation.
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities. The Fund’s investments in equity securities primarily consist of common stocks, ADRs, and REITs. Under normal circumstances, 25% or more of the Fund’s total assets will consist of fixed income securities. The Fund’s investments in fixed income securities will consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund typically invests in fixed income securities with short-to intermediate-term maturities from one to ten years. Investment grade securities are considered to be those rated within the four highest rating categories by a nationally recognized statistical ratings organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc. or S&P Global Ratings, or of equivalent quality as determined by the Adviser. The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Adviser’s primary strategy in managing the Fund’s equity investments is to identify high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. The Fund may invest in securities of small, mid and large capitalization companies, including dividend paying securities.
The Adviser’s primary strategy in managing the Fund’s fixed income investments is to select debt securities based on factors such as price coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether or not to continue to hold such securities.

Fixed Income Fund	The Fund seeks current income.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Investment grade securities are considered to be those rated within the four highest rating categories by a nationally recognized statistical ratings organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc. or S&P Global Ratings, or of equivalent quality as determined by the Adviser. The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, variable and floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations.
The Fund seeks to maintain an average effective maturity of its portfolio between three and ten years under normal market and economic conditions. The effective maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position. The average effective maturity of the Fund’s portfolio may be less than three years if the Adviser believes a defensive posture is appropriate. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Adviser’s primary strategy in managing the Fund is to select debt securities based on factors such as price coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether or not to continue to hold such securities.

International Equity Fund	The Fund seeks to maximize long-term capital appreciation.
The Fund seeks to achieve its investment objective by investing primarily in equity securities of
non-U.S.
companies. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. These equity securities primarily consist of common stocks, preferred stocks, ADRs, and REITs. In determining the origin of a company, the Fund primarily relies on the country where the issuer is incorporated, headquartered or has its principal place of business. The Fund may consider a company to be from a particular country even if it is not incorporated or headquartered in, or does not have its principal place of business in, that country if a majority of its assets are located in, or it derives a majority of its total revenue or profits from, goods or services produced or sales made in that country. The Fund generally invests in companies from developed markets, though it may invest to a lesser extent in companies from emerging markets. The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. The Fund initially intends to focus its investments in issuers that are incorporated in, headquartered in, or have their principal place of business in, European countries, including the United Kingdom. To a limited degree, the Fund may also invest in companies based in the U.S. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, and may purchase foreign currency forward contracts, for hedging purposes, and may hold foreign currencies. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Adviser’s primary strategy in managing the Fund is to identify high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities.
Each Fund (except for the Balanced Fund, which does not have an 80% investment policy) has adopted a non-fundamental
policy to notify its shareholders at least 60 days before it changes its 80% investment policy described above. Each Fund’s investment objective is non-fundamental,
which means that it may be changed by action of the Board of Trustees of the Trust without shareholder approval.
DISCUSSION OF INVESTMENT APPROACH

Small Cap Equity, Small-Mid Cap Equity, Equity, Balanced (Equity Portfolio) and International Equity Funds	The Adviser follows an equity investment approach grounded in the fundamental analysis of individual companies. The Adviser seeks to identify high quality companies, as determined by the Adviser, based on various quantitative and qualitative financial and fundamental criteria. Companies meeting these criteria will typically exhibit a number of the following characteristics:

•	High profitability levels;
•	Strong balance sheet quality;
•	Competitive advantages;
•	Strong market share positions;
•	Attractive reinvestment opportunities;
•	Ability to generate excess cash flow after capital expenditures;
•	Management with a meaningful ownership stake in the company; and/or
•	Attractive relative valuation.

Balanced (Fixed Income Portfolio) and Fixed Income Funds	The Adviser’s fixed income investment approach concentrates primarily on investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with short- to intermediate-term maturities from one to ten years. The Adviser’s security selection process is heavily credit-driven and focuses on the issuer’s earnings and cash flow trends, its competitive positioning, and the dynamics of its industry. The Adviser’s fixed income philosophy typically combines noncallable bonds for their offensive characteristics with callable bonds for their defensive characteristics in an attempt to enhance returns while controlling the level of risk.

The Adviser’s fixed income approach also seeks to identify securities with a combination of attractive coupons and various early redemption features. These defensive issues can offer higher levels of current income with relatively limited price volatility due to the possibility that they will be retired by the issuer much sooner than the final maturity. Callable bonds are typically used as alternatives to traditional short-term noncallable securities. Maturity decisions are primarily a function of the Adviser’s macroeconomic analysis and are typically implemented utilizing short to intermediate maturity, noncallable securities. Finally, the credit analysis performed by the Adviser on individual companies, as well as industries, is enhanced by the Adviser’s experience in the equity markets and the quantitative and qualitative financial and fundamental criteria incorporated into the Adviser’s equity investment approach. The analytical effort typically concentrates on market leading, profitable, well-financed debt issuers.
To respond to adverse market, economic, political or other conditions, each Fund may adopt a temporary defensive position, during which the Fund may invest in cash, time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers’ acceptances. To the extent that a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective. A defensive position, taken at the wrong time, such as when the markets unexpectedly rise rather than decline, may have an adverse impact on a Fund’s performance.
ADDITIONAL INFORMATION REGARDING THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS
An investment in any of the Funds entails risks. You should be aware that you may lose money by investing in the Funds, and the Funds’ performance could trail that of other investment alternatives. There is no assurance that a Fund will meet its investment objectives. The table below provides additional principal risks of investing in the Funds. Following the table, each risk is explained. The principal risks of investing in each Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in a Fund, regardless of the order in which it appears.

	Small Cap Equity Fund	Small-Mid Cap Equity Fund	Equity Fund	Balanced Fund	Fixed Income Fund	International Equity Fund
Call Risk				X	X
Convertible Debt Securities Risk					X
Credit Risk				X	X
Currency Risk						X
Cybersecurity Risk	X	X	X	X	X	X
Derivatives Risk						X
Dividend Paying Securities Risk			X	X		X
Emerging Markets Risk						X
Equity Securities Risk	X	X	X	X		X
Fixed Income Securities Risk				X	X
Foreign Securities Risk			X	X	X	X
Geographic Concentration Risk						X
Government-Sponsored Enterprises Risk					X
Hedging Risk						X
Inflation Risk	X	X	X	X	X	X
Interest Rate Risk				X	X
Investment Risk	X	X	X	X	X	X
Large Cap Companies Risk			X	X		X
LIBOR Transition Risk				X	X
Liquidity Risk				X	X	X
Market Risk	X	X	X	X	X	X
Mortgage Pass-Through Securities Risk					X
Other Investment Companies Risk						X
Preferred Stocks Risk					X
Redemption Risk	X	X	X	X	X	X
Sector Weighting Risk	X	X	X	X	X	X
Security Selection Risk	X	X	X	X	X	X
Small Cap Companies Risk	X
Small and Mid Cap Companies Risk		X	X	X		X
U.S. Government Securities Risk				X	X
Valuation Risk						X
Variable and Floating Rate Securities Risk					X

Call Risk:	During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” or repay the security before its stated maturity. A Fund would then lose any price appreciation above the bond’s call price, and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Convertible Debt Securities Risk:
A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security is based on its yield and fluctuates in relation to changes in interest rates and the credit quality of the issuer and in relation to changes in the price of the underlying common stock. A convertible security tends to perform more like common stock when the underlying common stock price is high relative to the conversion price of the convertible security and more like a fixed income security when the underlying common stock price is low relative to the conversion price of the convertible security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. Convertible securities are subject to market risk, credit risk and interest rate risk as well as the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are normally “junior” securities, which means an issuer usually must pay interest on its non-convertible
debt securities before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and a Fund could lose its entire investment in such securities. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Credit Risk:	A Fund is subject to the risk that the issuer or guarantor of a fixed income security becomes unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holdings to lose value. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A security’s degree of credit risk is often reflected in its credit rating, with higher ratings corresponding to lower perceived credit risk. A downgrade in an issuer’s credit rating, factors affecting an issuer directly, factors affecting the industry in which a particular issuer operates, and changes in general social, economic or political conditions can increase the risk of default by an issuer or reduce the market value of that issuer’s securities. The credit quality of a security can deteriorate suddenly and rapidly. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. In addition, credit ratings agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may fail to reflect changes in an issuer’s financial condition. Credit ratings reflect a rating agency’s opinion regarding a security’s quality but are not a guarantee of quality and do not protect against a decline in a security’s value. Credit risk is typically greater for securities with ratings that are downgraded below investment grade. Generally, the longer the maturity of a security, the more sensitive it is to credit risk.

Currency Risk:	A Fund may have exposure to foreign currencies by making direct investments in securities denominated in
non-U.S.
currencies, purchasing or selling futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, purchasing foreign currency forward contracts, and/or holding foreign currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby negatively affect a Fund’s holdings of foreign
(non-U.S.)
currencies or securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign
(non-U.S.)
currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of such Fund. Currency futures, forwards or options may not always work as intended, and in specific cases a Fund may be more negatively impacted than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a Fund may not hedge its currency risks.

Cybersecurity Risk:	Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact a Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with a Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate a Fund’s assets, shareholder data, or confidential or proprietary information, or cause a Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for a Fund or its service providers to identify all of the operational risks that may affect a Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which a Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of a Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur. A Fund may incur substantial costs to prevent or address cybersecurity incidents.

Derivatives Risk:
Derivatives are instruments, such as futures, foreign currency forward contracts and options, whose value is derived from that of other assets, rates, indices, or currencies. A Fund may use derivatives to hedge against fluctuations in currency exchange rates, to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. A Fund may also hold derivative instruments to obtain economic exposure to an issuer without directly holding its securities.
The use of derivatives may be considered to carry more risk than other types of investments and may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives. If a Fund uses derivatives, such Fund will be directly exposed to the risks of those derivatives. Derivatives can be highly complex and their use within an investment strategy can require specialized skills. There can be no assurance that any strategy used will succeed. There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the original amount invested (generally the initial margin deposit). Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. Derivatives may be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. A Fund may buy or sell derivatives not traded on an exchange or contract market and which may be subject to heightened liquidity and valuation risk. Derivative instruments are subject to a number of other risks including counterparty, interest rate, market, credit and management risks. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event that a counterparty is or becomes unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to such Fund. Certain derivatives, including futures and written options, require a Fund to post margin to secure its future obligation, and if such Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it may be disadvantageous to do so. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or currency, and an abrupt change in the price of the reference instrument could render a derivative worthless. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. When a Fund uses derivatives, it may be required to provide margin or collateral and/or segregate cash or other liquid assets. These practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent a Fund from incurring losses on derivatives. However, the need to provide margin or collateral and/or segregate assets could limit a Fund’s ability to pursue other opportunities as they arise.
Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter
and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.
Upon the expiration of a particular contract, the Adviser may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. For example, the Commodity Futures Trading Commission (“CFTC”) and the designated contract markets have established position limits for futures and option contracts that may restrict the ability of a Fund, or the Adviser entering trades on such Fund’s behalf, to make certain trading decisions.
Certain of the other risks to which a Fund might be exposed due to its use of derivatives include the following:
• Foreign Currency Forward Contracts.  Foreign currency forward contracts, including non-deliverable
forwards (“NDFs”), are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of foreign currency forward contracts may expose a Fund to additional risks, such as credit risk, liquidity risk and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract. Foreign currency forward transactions include risks associated with fluctuations in foreign currency. There are no limitations on daily price movements of forward contracts. There may at times be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of a Fund. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
• Futures Contracts.  Futures contracts are derivative instruments where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of a Fund. An abrupt change in the price of an underlying security could render the underlying futures contract worthless. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. There may not be a liquid secondary market for the futures contract. A Fund’s use of futures contracts also depends on an investment manager’s ability to predict correctly the direction of securities prices, currency exchange rates and other economic factors. Transaction costs associated with futures contracts may be significant, which could cause or increase losses or reduce gains. Equity index futures contracts expose a Fund to volatility in an underlying securities index.
• Options.  A call option gives the purchaser the right to buy an underlying asset or other reference item at a specified price, regardless of the instrument’s market price at the time. In order for the purchase of a call option to be profitable to the purchaser, the market price of the underlying security or instrument must rise sufficiently above the call option exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized had the purchaser bought the underlying instrument instead of the call option. A Fund will receive a premium from writing call options, but the premium received may not be sufficient to offset any losses sustained from exercised options. If a Fund sells a call option on an underlying asset and the underlying asset has increased in value when the call option is exercised, such Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Furthermore, the asset could still decline in value.
A put option gives the purchaser the right to sell an underlying asset or other reference instrument at a specified price, regardless of the instrument’s market price at the time. For the purchase of a put option to be profitable to the purchaser, the market price of the underlying security or instrument must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs. By using put options in this manner, the purchaser will reduce any profit it might otherwise have realized from having shorted the declining underlying security by the premium paid for the put option and by transaction costs. A Fund will receive a premium from writing put options, but the premium received may not be sufficient to offset any losses sustained from exercised options. If a Fund sells a put option, there is a risk that such Fund may be required to buy the underlying asset at a disadvantageous price. Options on futures contracts may be subject to additional risks, including risks associated with the underlying futures contract.
If an option that a Fund has purchased expires unexercised, such Fund will experience a loss in the amount of the premium it paid.

Dividend Paying Securities Risk:
Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. An issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Changes in the dividend policies of companies owned by a Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Dividend paying stocks also may not experience the same level of earnings growth or capital appreciation as non-dividend
paying stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall. The income received by a Fund will fluctuate due to the amount of dividends that companies elect to pay.

Emerging Markets Risk:	The economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political challenges. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; delays and disruptions in securities settlement procedures; and significant limitations on investor rights and recourse. In addition, there may be less information available, or less reliable information available, to make investment decisions and accurately evaluate foreign securities. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and less reliable clearance and settlement, registration and custodial procedures. In certain emerging market countries, fraud and corruption may be more prevalent than in developed market countries, and investor protections may be more limited than those in other countries. It may be difficult to obtain or enforce legal judgments against
non-U.S.
companies and
non-U.S.
persons in foreign jurisdictions, either through the foreign judicial system or through a private arbitration process. These matters have the potential to impact a Fund’s investment objectives and performance.

Equity Securities Risk:	Funds that invest in equity securities are subject to market risks and significant fluctuations in price. Equity securities generally are subordinate to an issuer’s debt in the event of liquidation or bankruptcy. A Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs. Investing in such securities may expose the Funds to additional risks.
• ADRs.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations, capital restrictions, less liquidity, less government regulation, less publicly available information, increased price volatility, and political, economic and financial instability in the home country of an issuer of the underlying ADR. In addition, foreign companies may use different accounting and financial standards. Such events could negatively affect the value of a Fund’s shares. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading.
• Common Stock.  The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A common stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s common stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock generally is subordinate to the issuing company’s debt securities and preferred stock upon the dissolution or bankruptcy of the issuing company.
• REITs.  Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free
“pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. The failure of a company to qualify for treatment as a REIT under the federal tax law likely would have an adverse impact on a Fund’s after-tax
performance. REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and a Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.

Fixed Income Securities Risk:	Fixed income securities risk is the risk that the prices of, and the income generated by, fixed income securities held by a Fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism, pandemic and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased shareholder redemptions, which could cause a Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Foreign Securities Risk:
Non-U.S.
investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing and financial reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, increased price volatility, and delays in transaction settlement in some foreign markets. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. To the extent a Fund invests a significant portion of its assets in securities of a single country or geographic region at any one time, it is more likely to be affected by events or conditions in that country or region. As a result, such Fund may be more volatile than a more geographically diversified fund. In addition, as a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region. Investments in foreign securities subject a Fund to the risk of market timing activities by shareholders. Some investors may engage in frequent short-term trading in a Fund to take advantage of any price differentials that may be reflected in the NAV of a Fund’s shares.

Geographic Concentration Risk:	A Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. This could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on a Fund’s performance. Investing in such a manner could cause a Fund’s performance to be more volatile than the performance of more geographically diverse funds. The economies and financial markets of certain countries or regions can be highly interdependent. Therefore, a decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular geographic area, have occurred in the past and may be expected to recur in the future. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.
• European Securities Risk
– To the extent a Fund invests significantly in the securities of European companies, the Fund’s performance may be influenced by social, political and economic conditions in

Europe. The economies of European Union (“EU”) member countries and their trading partners, as well as the broader global economy, may be adversely affected by changes in the exchange rate of the euro, the common currency of the EU, decreasing imports or exports, changes in EU or governmental regulations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, and/or an economic recession in one or more EU member countries, which could negatively impact a Fund’s investments and cause it to lose money. The EU’s Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, fiscal and monetary controls, and other factors, each of which may significantly impact European countries and their economic partners. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns relating to economic downturns, rising government debt levels and national unemployment and the possible default of governmental debt in several European countries. Responses to financial problems in European governments may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of instruments linked to the country’s creditworthiness and could negatively impact global markets more generally. In addition, uncertainties regarding the viability of the EU have impacted and may continue to impact markets around the world. The United Kingdom officially departed the EU, commonly referred to as “Brexit,” in December 2020. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, or if the possibility of such withdrawals or the dissolution of the EU increased, the value of investments tied to those countries or the euro could decline significantly and unexpectedly.

• United Kingdom Securities Risk –
A Fund’s exposure to issuers located in, or with economic ties to, the United Kingdom, could expose a Fund to risks associated with investments in the United Kingdom to a greater extent than more geographically diverse funds. Investments in United Kingdom issuers may subject a Fund to regulatory, political, currency, and economic risks specific to the United Kingdom. On December 31, 2020, the United Kingdom left the EU, commonly referred to as “Brexit.” The United Kingdom and the EU reached a trade agreement on December 31, 2020, which is due to be ratified by all applicable United Kingdom and EU governmental bodies by April 30, 2021 (unless this date is extended). The period following the United Kingdom’s withdrawal from the EU is expected to be one of significant political and economic uncertainty, particularly until the United Kingdom government and EU member states agree and implement the terms of the United Kingdom’s future relationship with the EU. Brexit may create additional economic stress for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in consumer spending as well as foreign direct investment. A Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by a Fund. The depreciation of the British pound sterling and/or the Euro in relation to the US dollar as a result of Brexit would adversely affect a Fund’s investments denominated in British pound sterling or Euros.

Government-Sponsored Enterprises Risk:	Investments in U.S. Government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored enterprises if it is not legally obligated to do so, in which case an issuer may not have the funds to meet its payment obligations. If the issuer defaulted, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government-sponsored enterprise bonds are also subject to market risk, credit risk and interest rate risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Hedging Risk:
Gains or losses from positions in hedging instruments may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to a Fund. In addition, the Adviser may be unable to close the transaction at a desired time or at the price it believes the security is currently worth. If a Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce such Fund’s return, or create a loss. A Fund is not required to hedge and may not do so.

Inflation Risk:	Stocks, bonds and other securities may fall in value due to higher actual or anticipated inflation. Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower values for stocks, bonds and other securities.

Interest Rate Risk:	Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. The market values of fixed income securities are generally inversely related to actual changes in interest rates. Generally, when interest rates rise, the market value of a Fund’s fixed income securities generally will decrease, and when interest rates decline the value of a Fund’s fixed income securities generally will increase. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. Changes in government monetary policy may substantially impact interest rates, but there can be no guarantee that any particular policy will be continued, discontinued or changed, or that it will have the desired effect on interest rates. Short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. As of the date of this prospectus, interest rates are at or near historic lows. In the future, interest rates may increase, perhaps significantly and rapidly, which could result in significant losses for a Fund. During periods of very low or negative interest rates, a Fund may be unable to develop positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among U.S. and foreign issuers. The yields received by a Fund on its fixed income investments will generally decline as interest rates decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Duration is a measurement of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for each year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of ten years, its value can be expected to fall about 10% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 10% if interest rates fall by 1%. A Fund’s fixed income investments may be subject to unusual liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Investment Risk:	An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The share price of a Fund fluctuates, which means that when you sell your shares of a Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in a Fund.

Large Cap Companies Risk:	The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

LIBOR Transition Risk:
A Fund may invest in securities or derivatives that use the London Interbank Offered Rate (“LIBOR” or “ICE LIBOR”) as a benchmark or reference rate for interest rate calculations. LIBOR and other reference rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR is produced daily by averaging the rates reported by a number of banks and may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance. Arrangements are underway to phase out the use of LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on a Fund and the financial markets generally. Financial industry groups have begun planning for a transition to the use of a different reference or benchmark rate, but there are obstacles to converting certain securities and transactions to a new reference or benchmark rate. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, all of which could impact a Fund. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unavailable by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such methodologies. In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for a Fund. Recently, the administrator of LIBOR and the UK’s Financial Conduct Authority announced that LIBOR for most tenors and currencies would cease immediately after final values are announced for December 31, 2021, with the remaining tenors and currencies (including one-month
U.S. Dollar LIBOR) to cease immediately after values are announced for June 30, 2023. This announcement has been confirmed by the Alternative Reference Rates Committee (“ARRC”) of the Federal Reserve Bank of New York as constituting a “benchmark transition event” and establishing “benchmark replacement dates” in ARRC standard LIBOR transition provisions that exist in many U.S. law contracts using LIBOR. Other contracts may or may not adhere to the ARRC’s standard provisions. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the official phasing out of LIBOR.

Liquidity Risk:	When there is little or no active trading market for specific types of securities, it can become more difficult for a Fund to sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell at favorable times or prices. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, and of which could have a negative effect on the Fund. Market developments may cause a Fund’s investments to become less liquid or illiquid and subject to erratic price movements. Investments that are illiquid or that trade in lower volumes may be more difficult to value. A Fund also may not receive proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Redemptions by a few large investors in a Fund at such times may have a significant adverse effect on a Fund’s net asset value and remaining Fund shareholders. A Fund may lose money or face difficulty in meeting shareholder redemptions if it is forced to sell certain investments to meet redemption requests or other cash needs. Liquidity risk is particularly acute in the case of foreign investments that are traded in smaller, less-developed or emerging markets and securities issued by issuers with smaller market capitalizations.

Market Risk:	A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Markets may at times be volatile and the value of a Fund’s investments may decline in price, sometimes significantly and/or rapidly, because of changes in prices of its holdings or a broad decline in the financial markets. The value of a security may decline due to adverse issuer-specific conditions or general market conditions which are not specifically related to a particular company, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest or currency rates, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact the market as a whole. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulty for some borrowers in obtaining financing on attractive terms, and adverse investor sentiment or publicity.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s ability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. There is a risk that policy changes by the U.S. Government, the U.S.

Federal Reserve and/or foreign governments could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on a Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
An outbreak of infectious respiratory illness caused by a novel coronavirus known as
COVID-19
was first detected in China in December 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving. The transmission of
COVID-19
and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, enhanced health screenings at ports of entry and elsewhere, prolonged quarantines and stay-at-home
orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. Public health crises caused by the
COVID-19
outbreak may exacerbate other
pre-existing
political, social and economic risks in certain countries or globally. The duration of the
COVID-19
outbreak and its effects cannot be determined with certainty and further developments could result in additional disruptions and uncertainty. These impacts have caused significant volatility in global financial markets, which have caused losses for investors. The impact of the
COVID-19
pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

The U.S. Federal Reserve has taken numerous measures to address the economic impact of the
COVID-19
pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The ultimate effects of these and other efforts that may be taken are not yet known, and it is not known whether and to what extent they will be successful. In addition,
COVID-19
has caused and may continue to cause employees and vendors at various businesses to work at external locations, and could cause extensive medical absences. Not all events that could affect the business of the Advisor or other service providers can be determined and addressed in advance.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Over the past several years, the United States has moved away from tighter legislation and regulation impacting businesses and the financial services industry. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the EU on December 31, 2020, commonly referred to as “Brexit,” the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Interest rates have been unusually low in recent years in the U.S. and abroad and are currently at or near historic lows. The full impact of Brexit and the nature of the future relationship between the United

Kingdom and the EU remains uncertain. The United Kingdom and the EU reached a trade agreement on December 31, 2020 that is due to be ratified by all applicable United Kingdom and EU governmental bodies by April 30, 2021 (unless this date is extended). The period following the United Kingdom’s withdrawal from the EU is expected to be one of significant political and economic uncertainty particularly until the United Kingdom government and EU member states agree and implement the terms of the United Kingdom’s future relationship with the EU. Brexit may create additional economic stress for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. A Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by a Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. These losses could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Mortgage Pass-Through Securities Risk:	Investments in mortgage pass-through securities are subject to market risks for fixed income securities which include, but are not limited to, market risk, interest rate risk and credit risk. Mortgage pass through securities also are subject to prepayment risk and extension risk. When interest rates decline, borrowers tend to repay their mortgages more quickly, such as by refinancing them. When this occurs, the mortgages that back these securities suffer a higher rate of prepayment. When mortgages are prepaid, a Fund may have to reinvest in securities with a lower yield or fail to recover premiums paid for securities with higher interest rates. This could cause a decrease in a Fund’s income and net asset value. Extension risk is the flip side of prepayment risk. When interest rates rise, mortgage payments may decline and principal may be paid later than expected, extending the duration of these securities and a Fund may exhibit additional volatility.

Other Investment Companies Risk:	A Fund that invests in shares of other registered investment companies, including money market funds, will indirectly bear the fees and expenses charged by those investment companies in addition to a Fund’s direct fees and expenses. The cost of investing in such a Fund, therefore, may be higher than the cost of investing in a fund that invests directly in individual stocks and bonds. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to do so, to value of a Fund’s investment may decline, adversely affecting a Fund’s performance. A Fund is also subject to the risks associated with the underlying investments held by the investment company. Investment in money market funds are subject to interest rate risk, credit risk, and market risk.

Preferred Stocks Risk:	If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Issuers may threaten preferred stockholders with the cancellation of all dividends and liquidation preference rights in an attempt to force their conversion to less secure common stock. Certain preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Therefore, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. Preferred stocks may also be subject to credit risk.

Redemption Risk:	A Fund may experience periods of significant redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a Fund, have shorter investment horizons, or have unpredictable cash flow needs. Redemption risk is heightened during periods of rising interest rates and declining or illiquid markets, which may cause investors to move out of fixed income securities on a large scale. Significant redemptions, whether by a few large investors or many smaller investors, could hurt a Fund’s performance. This risk is heightened if a Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may require a Fund to realize net capital gains, which could require a Fund to make substantial capital gains distributions to its shareholders.

Sector Weighting Risk:	A Fund may focus its investments in particular sectors of the economy. To the extent a Fund emphasizes investments in particular sectors of the economy, a Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of a Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors. A Fund’s sector weightings could have an adverse impact on the Fund and lead to a decline in the Fund’s net asset value.

Security Selection Risk:	Securities selected by the Adviser may perform differently than the overall market or may not meet the Adviser’s expectations. This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, factors affecting a security’s industry, poor operating performance, weak demand for an issuer’s products or services, an issuer’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, a decline in the value of an issuer’s business and assets, or changes in investor perceptions regarding the issuer. This could result in a Fund’s underperformance compared to other funds with similar investment objectives.

Small Cap Companies Risk:	Investments in small capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger, more established companies. Small capitalization companies often have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Additionally, small capitalization companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings. Generally, the smaller the company size, the greater these risks.

Small and Mid Cap Companies Risk:	Investments in small and mid capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger, more established companies. Small and mid capitalization companies often have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Additionally, small and mid capitalization companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings. Generally, the smaller the company size, the greater these risks.

U.S. Government Securities Risk:	The securities of U.S. Government agencies and instrumentalities in which a Fund may invest may not be backed by the full faith and credit of the U.S. Government. A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. Notwithstanding that a security may be backed by the full faith and credit of the U.S. Government, circumstances could arise that could prevent the payment of interest or principal, which would result in losses to a Fund. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. Government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. Any guarantee by the U.S. government or its agencies or instrumentalities of a security a Fund holds does not apply to the market value of the security or the shares of the Fund. Like all fixed income securities, U.S. Government fixed income securities are also subject to market risk, credit risk and interest rate risk.

Valuation Risk:
A Fund is exposed to the risk that it has valued a security at a price different from the price at which the security can be sold. This risk may be especially pronounced for investments, such as derivatives and foreign investments, which may be illiquid or which may become illiquid, and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem a Fund’s shares on days when such Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if such Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before such Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk:	The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. The interest rate on a floating rate bond is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Additionally, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. Variable and floating rate bonds are less effective at locking in a particular yield and are subject to market risk, interest rate risk and credit risk. Nevertheless, such bonds may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the bond, or for other reasons.
PORTFOLIO HOLDINGS INFORMATION
The Funds make available their top ten and complete portfolio holdings on their website (www.lkcmfunds.com) on a quarterly basis. The top ten and complete portfolio holdings information is generally available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter. Monthly portfolio disclosures will be filed quarterly with the SEC on Form
N-PORT,
with
quarter-end
disclosures being made public 60 days after the end of each fiscal quarter. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. The Statement of Additional Information is available by contacting the Funds at
1-800-688-LKCM
or at www.lkcmfunds.com.
MANAGEMENT
INVESTMENT ADVISER
Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Funds. The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, estates, trusts, high net-worth
individuals, and private investment funds. As of December 31, 2020, the Adviser had approximately $21.6 billion in assets under management.
Under an Investment Advisory Agreement with the Funds, each Fund pays the Adviser an advisory fee, calculated daily and payable quarterly, equal to the annual rate set forth under “Contractual Advisory Fee” in the table below based on the Fund’s average daily net assets for the quarter. The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses through May 1, 2022 to the extent necessary to keep the total operating expenses for the Funds from exceeding the respective caps shown in the table below as a percentage of average daily net assets. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (Acquired Fund Fees and Expenses), and extraordinary expenses. The fee waiver and expense reimbursement agreement may be terminated only with the consent of the Board of Trustees.
The contractual advisory fees, actual advisory fees paid by the Funds net of waivers, and contractual expense caps for the Funds for the fiscal year ended December 31, 2020 were as follows:

	Contractual Advisory Fee	Net Advisory Fee Paid	Expense Cap
Small Cap Equity Fund	0.75%	0.68%	1.00%
Small-Mid Cap Equity Fund	0.75%	0.00%	1.00%
Equity Fund	0.70%	0.52%	0.80%
Balanced Fund	0.65%	0.46%	0.80%
Fixed Income Fund	0.50%	0.21%	0.50%
International Equity Fund	0.90%	0.02%	1.00%

Any fee waiver or reimbursements will have the effect of lowering the overall expense ratio for the applicable Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.
A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for each Fund, is available in the most recent semi-annual report to shareholders for the period ended June 30.
The Adviser has filed a notice claiming the CFTC Regulation 4.5 exclusion from CPO registration with respect to the LKCM International Equity Fund, which is the only Fund that may invest in derivatives.
PORTFOLIO MANAGERS
J. Luther King, Jr., CFA, CIC,
is the lead portfolio manager of the LKCM Equity Fund (since inception in 1996). Mr. King is primarily responsible for the day-to-day
management of, and oversees the investment team responsible for, the LKCM Equity Fund. Mr. King is also a member of the investment teams responsible for the LKCM Small Cap Equity Fund (since inception in 1994), LKCM
Small-Mid
Cap Equity Fund (since inception in 2011), LKCM Balanced Fund (since inception in 1997) and LKCM International Equity Fund (since inception in 2019). Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979, and has been a Trustee of the Funds since 1994. Mr. King graduated with a Bachelor of Science and a Master of Business Administration from Texas Christian University.
Steven R. Purvis, CFA,
is the lead portfolio manager of the LKCM Small Cap Equity Fund (since 1996) and LKCM
Small-Mid
Cap Equity Fund (since inception in 2011). Mr. Purvis is primarily responsible for the day-to-day
management of, and oversees the investment team responsible for, both Funds. Mr. Purvis joined the Adviser in 1994 and has served as Principal (since 2004) and Vice President and Portfolio Manager (since 1996). Mr. Purvis has been a Trustee of the Funds since 2013. Mr. Purvis graduated with a Bachelor of Science in Business Administration from the University of Missouri and a Master of Business Administration from the University of Missouri – Kansas City.
Scot C. Hollmann, CFA, CIC,
is the lead portfolio manager of the LKCM Balanced Fund (since inception in 1997). Mr. Hollmann is primarily responsible for the day-to-day
management of, and oversees the investment team responsible for, the LKCM Balanced Fund. Mr. Hollmann is also a member of the investment teams responsible for the LKCM Equity Fund (since 2010), LKCM Fixed Income Fund (since 2010) and LKCM Aquinas Catholic Equity Fund (since 2017). Mr. Hollmann joined the Adviser in 1983 and has served as Principal (since 1986) and Vice President and Portfolio Manager (since 1983). Mr. Hollmann graduated with a Bachelor of Business Administration and a Master of Business Administration from Texas Christian University.
Joan M. Maynard
is the lead portfolio manager of the LKCM Fixed Income Fund (since inception in 1997). Ms. Maynard is primarily responsible for the day-to-day
management of, and oversees the investment team responsible for, the LKCM Fixed Income Fund. Ms. Maynard joined the Adviser in 1986 and has served as Principal (since 2015) and Vice President and Portfolio Manager (since 1986). Ms. Maynard graduated with a Bachelor of Business Administration from the University of Texas at San Antonio and a Master of Business Administration from Texas Christian University.
Mark L. Johnson, CFA, CIC,
is a member of the investment teams responsible for the LKCM Balanced Fund (since 2010) and LKCM Fixed Income Fund (since 2010). Mr. Johnson joined the Adviser in 2002 and has served as Principal (since 2013) and Vice President and Portfolio Manager (since 2002). Mr. Johnson graduated with a Bachelor of Arts from Duke University.
Mason D. King, CFA,
is the lead portfolio manager of the LKCM International Equity Fund (since inception in 2019). Mr. King is primarily responsible for the day-to-day
management of, and oversees the investment team responsible for, the LKCM International Equity Fund. Mr. King is also a member of the investment teams responsible for the LKCM Equity Fund (since 2010), the LKCM Small Cap Equity Fund (since 2017), and the LKCM
Small-Mid
Cap Equity Fund (since 2017). Mr. King joined the Adviser in 2004 and has served as Principal (since 2013) and Vice President, Portfolio Manager and Analyst (since 2004). Mr. King graduated with a Bachelor of Arts from Princeton University and a Master of Business Administration from the University of Texas.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of shares of the Funds that they manage.
DISTRIBUTION OF FUND SHARES
DISTRIBUTOR
Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.
DISTRIBUTION PLAN
The Funds have adopted a distribution plan under Rule
12b-1
of the Investment Company Act of 1940 (the “Distribution Plan”) that allows the Funds to pay distribution and service fees for the sale and distribution of their shares and for services provided to shareholders. The Distribution Plan allows the Funds to finance with Fund assets activities that promote the sale and retention of the Funds’ shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature and providing services to shareholders. The Distribution Plan authorizes each Fund to annually pay up to 0.75% of average daily net assets for distribution and other services.

Currently, the Board of Trustees has not authorized payments under the Distribution Plan and, as a result, the Funds neither accrue nor pay any fees under the Distribution Plan. If the Funds were using the Distribution Plan, because fees would be paid out of a Fund’s assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.
PURCHASE OF SHARES
You may purchase shares of each Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order. Each Fund normally determines NAV as of the scheduled close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern Time) each day that the NYSE is scheduled to be open for business.
INITIAL INVESTMENTS
The Funds are offered for purchase directly from LKCM Funds, through financial intermediaries who have entered into agreements with the Funds’ distributor, and from certain other distribution channels. The policies that apply to the purchase of Fund shares directly through the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), are discussed below. If you establish an account with a broker-dealer or other financial intermediary, ask them for information on how to purchase, sell and exchange Fund shares. Your broker-dealer or other financial intermediary also may charge fees that are in addition to those described in this Prospectus. Each Fund’s minimum initial investment is $2,000, but financial intermediaries may impose different initial investment minimums. Please contact your financial intermediary for information regarding how to purchase, exchange and redeem shares and applicable fees.
Through Your Financial Adviser.
  You may invest in shares of a Fund by contacting your financial adviser. Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.
The Funds have authorized certain broker-dealers and other financial intermediaries to receive on their behalf purchase and redemption orders of Fund shares. These broker-dealers may also designate intermediaries to receive Fund orders on their behalf. The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee or financial intermediary receives such orders. All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer or its designee or financial intermediary. Your broker-dealer or other financial intermediary is responsible for transmitting orders to be received by the Funds in proper form and in a timely manner. The Funds are not responsible for the failure of a broker-dealer or financial intermediary to transmit a purchase or redemption order in proper form and in a timely manner.
By Mail.
You may open an account directly with the Transfer Agent by completing and signing a New Account Application, and mailing it, together with a check ($2,000 minimum initial investment) payable to LKCM Funds. Your order will not be accepted until the completed New Account Application is received by the Funds or the Transfer Agent.

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – [Fund name] c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – [Fund name] c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bank Global Fund Services post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices. The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee or financial intermediary receives such orders.
Once a Fund receives and accepts your New Account Application in the mail, your payment for shares will be credited to your account at the NAV per share of a Fund next determined after receipt. If you purchase shares using a check or electronic funds transfer through the Automated Clearing House (“ACH”) network and soon after make a redemption request, the Funds will honor the redemption request at the next determined NAV, but will not send you the proceeds until your payment for purchase has cleared (within 7 business days). The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept postdated checks or any conditional order or payment. Payment should be made by check in U.S. Dollars drawn on a U.S. bank or credit union. If your bank does not honor your check, you could be liable for any loss sustained by the Funds, as well as a service charge imposed by the Transfer Agent in the amount of $25.
In compliance with the USA PATRIOT Act of 2001, when you open an account directly with the Funds, please note that the Transfer Agent will verify certain information on your New Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (
e.g
., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Broker-dealers and other financial intermediaries also are required to comply with the USA PATRIOT Act and, as a result, may request similar information when you open an account. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at
1-800-688-LKCM
if you need additional assistance when completing your New Account Application.
If the Funds do not have a reasonable basis for determining your identity, your account will be rejected or you will not be allowed to perform a transaction on the account until the necessary information to confirm your identity is received. The Funds may also reserve the right to close the account (generally within 30 days) if clarifying information/documentation is not received.
By Wire.
  You may purchase shares of a Fund by wiring federal funds ($2,000 minimum). If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have received and processed a completed New Account Application. You can mail or overnight deliver your New Account Application to the Transfer Agent. Upon receipt of your completed New Account Application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. The wire must be received by the time as of which the NAV is calculated in order to receive the same day’s NAV. Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied. Your bank should transmit funds by wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account
#112-952-137
For further credit to LKCM Funds
[Name of Fund]
[Shareholder account number]
Federal fund purchases will be accepted only on a day on which the Funds and the custodian are open for business. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
SUBSEQUENT INVESTMENTS
By Mail or Wire.
To make additional investments once you have opened your account (minimum subsequent investment $1,000), write your account number on a check made payable to LKCM Funds and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent to the address noted in the section entitled “Initial Investments – By Mail.” If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. Additional investments may also be made by wire. Before sending your wire, please contact the Transfer Agent at
1-800-688-LKCM
to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Instruct your bank to wire monies as outlined above.
By Telephone.
To make additional investments by telephone, you must check the appropriate box on your New Account Application authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 7 business days, you may call the Funds toll free at
1-800-688-LKCM
to move money, in the amount of $1,000 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions. For security reasons, requests by telephone may be recorded. Shares of the Funds will be purchased in your account at the NAV next determined after your order is placed. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
If you purchased shares of a Fund through a financial intermediary, you must contact your financial intermediary for information concerning how to effect subsequent investments in the Fund’s shares.
AUTOMATIC INVESTMENT PROGRAM
The Automatic Investment Program (the “Program”) permits investors that own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor. This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into a Fund, on a monthly or quarterly basis. Only bank accounts held at domestic institutions that are ACH members may be used for this option. If you wish to change the amount of your investment or to terminate the Program, please contact the Transfer Agent five days prior to the effective date. Additionally, the Transfer Agent will charge a $25 fee for any payment returned. To establish the Program, an investor must complete the appropriate sections of the New Account Application. For additional information on the Program, please call
1-800-688-LKCM.

RETIREMENT PLANS AND ACCOUNTS
The Funds make available individual retirement accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bank Global Fund Services. Detailed information on these plans and accounts is available by calling the Funds at
1-800-688-LKCM.
The Transfer Agent charges an annual fee of $15 for maintaining each plan and account up to a maximum of $30 per Social Security number, which is in addition to other fees and expenses payable to the Funds or Transfer Agent as described herein. Investors should consult with their own tax advisers before establishing a retirement plan or account.
OTHER PURCHASE INFORMATION
Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.
Purchases of each Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.
POLICY ON PROHIBITION OF FOREIGN SHAREHOLDERS
Shares of the Funds have not been registered for sale outside of the United States. Accordingly, the Funds generally require that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Funds. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. The Funds may also reserve the right to close the account (generally within 30 days) if clarifying information/documentation is not received.
UNCLAIMED PROPERTY
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, a Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at
1-800-688-LKCM
at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
HOUSEHOLDING
In an effort to decrease costs, the Funds may reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at
1-800-688-LKCM
to request individual copies of documents. Once a Fund receives notice to stop householding, it will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
If you hold your Fund shares through a financial intermediary, your financial intermediary’s document policies will apply. Please contact your financial intermediary for further information.
MARKET TIMING POLICY
“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV may not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible. Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.
The Funds are typically intended for long-term investing. Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent market timing activities in the Funds. To discourage market timing, each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase, except on shares held in separately managed accounts of the Adviser. The redemption fee may be waived with the approval of the Board of Trustees. The redemption fee also may be waived by the Adviser or an officer of the Funds, provided such waivers are reported to the Board of

Trustees. In addition, a Fund may temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Funds believe have engaged in market timing practices and which may have an adverse impact on the Funds. The Funds will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Funds, uses the exchange privilege excessively.
The Funds and/or the Adviser monitor for market timers and attempt to detect abusive trading practices. The criteria and techniques may change from time to time as determined by the Funds or the Adviser. The Transfer Agent may reject any purchase or exchange order, in whole or in part, including trading that the Funds or the Adviser believe may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Funds. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.
Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the efforts of the Funds or the Adviser will identify all trades or trading practices that may be considered abusive. In addition, the ability of the Funds or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited. However, the Funds and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into agreements with certain financial intermediaries that generally require them to provide the Funds with information concerning those individual shareholders involved in any such aggregated trades. For those financial intermediaries with whom the Funds have not entered into such agreements, the Funds treat such intermediaries as individual shareholders for purposes of their market timing and redemption fee policies. However, there can be no assurance that the Funds or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.
EXCHANGING SHARES
Exchanges of all or a portion of your investment from a Fund to an identically registered account in another LKCM Fund may be made. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received. An exchange is considered to be a sale of shares of the Fund from which you are exchanging for federal income tax purposes, on which you may realize a taxable gain or loss. In addition, exchanges of shares held for fewer than 30 days will be subject to a 1.00% redemption fee, except shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion. The Transfer Agent charges a $5 fee for each exchange via telephone. Call the Funds to learn more about exchanges. If you purchased shares of a Fund through your financial intermediary, please contact your financial intermediary to determine if you may take advantage of the exchange policies described in this section and for its policies to effect an exchange.
The Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt the Funds’ performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.
REDEMPTION OF SHARES
You may redeem shares of the Funds by contacting your financial adviser, by mail or, if authorized, by telephone or wire. The Funds do not charge a fee for making redemptions, except that each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase unless such shares are held in separately managed accounts of the Adviser. The redemption fee may be waived with the approval of the Board of Trustees. The redemption fee also may be waived by the Adviser or an officer of the Funds, provided such waivers are reported to the Board of Trustees. If you purchased your shares through a broker-dealer or other financial intermediary, please contact your broker-dealer or financial intermediary for information regarding how to sell your shares.
By Mail.
  You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – [Fund name] c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – [Fund name] c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bank Global Fund Services post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices. The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee or financial intermediary receives such orders. The Funds are not responsible for the failure of a broker-dealer or financial intermediary to transmit a purchase or redemption order in proper form and in a timely manner.

After your request is in “good order” the Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following documentation:

(a)	The share certificates, if issued;

(b)
A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

(c)	Any required signature guarantees; and

(d)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.
Signature Guarantees.
  To protect your account, the Funds and U.S. Bank Global Fund Services from fraud, signature guarantees are required to enable the Funds to verify the identity of the person that has authorized a redemption from an account. Signature guarantees, from either a Medallion program member or a non-Medallion
program member, are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests, and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 calendar days. In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. The Funds reserve the right to waive any signature guarantee requirement at their discretion.
Non-financial
transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. Please contact the Funds at
1-800-688-LKCM
for further details.
By Telephone.
If you indicated on your New Account Application, or have subsequently arranged in writing to do so, you may redeem shares by calling the Funds. You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank. You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account. Other redemption fees may be applicable. See the section titled “Other Redemption Information” below. The Transfer Agent imposes a $15 fee for each wire redemption. There is no charge for an electronic funds transfer, however the funds may not be available for
2-3
days. The redemption proceeds will be paid to the same bank and account as designated on the New Account Application or in written instructions subsequently received by the Funds. No telephone redemptions may be made within 15 days of any address change.
If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Funds at the address listed in the section entitled “Redemption of Shares – By Mail.” The investor must sign such requests. Further documents and signature verifications may be required.
The Funds reserve the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time. The Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify or provide certain personal identification information. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. Once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to elect not to withhold tax will generally be subject to 10% withholding.
Shares held in IRA or other retirement plan accounts may be redeemed by telephone at
1-800-688-LKCM.
Investors will be asked whether to withhold taxes from any distribution.
30-Day
Redemption Fee
. If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee. This fee will be deducted from the proceeds of your redemption. For purposes of applying the fee, the first day of the holding period is trade date plus one. The holding period will be determined on a
“first-in,
first-out”
basis, meaning the Fund shares purchased first will be redeemed first. The redemption fee will not apply to shares of the Funds held in accounts separately managed by the Adviser. The redemption fee may be waived with the approval of the Board of Trustees. The redemption fee also may be waived by the Adviser or an officer of the Funds, provided such waivers are reported to the Board of Trustees. Transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee. The redemption fee will be retained by a Fund for the benefit of its shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program.
Other Redemption Information.
  Payment of the redemption proceeds will normally be made within seven calendar days after receipt of a redemption request in “good order.” Redemption proceeds for shares of the Funds purchased by check or electronic funds transfer through the ACH network may not be distributed until payment for the purchase has been collected, which may take up to seven business days. Shareholders can avoid this delay by utilizing the wire purchase option.
Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.
Normally, redemption proceeds paid via check will be sent via mail within two business days following the business day a Fund receives the redemption order (assuming the order is received in good order prior to the time as of which the day’s NAV is calculated), while redemption proceeds paid via ACH and electronic fund transfers will generally be sent to your bank account within two business days following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which the day’s NAV is calculated). However, payment of redemption proceeds may take up to 7 calendar days. In addition, the Funds may suspend the right of redemption or postpone redemptions when the NYSE is closed (other than customary weekend and holiday closings) or under any other emergency circumstances permitted by the SEC.
If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to seven business days from the date of purchase). If your account is held through an intermediary, redemption proceeds will generally be paid to the intermediary within two business days following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which that day’s NAV is calculated).
The Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include redeeming in kind. The Funds have reserved the right to redeem in kind (
i.e.,
in securities) any redemption request during any
90-day
period in excess of the lesser of: (i) $250,000 or (ii) 1% of a Fund’s NAV being redeemed. If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.
TRANSFER OF REGISTRATION
The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701. As in the case of redemptions, the written request with signature(s) guaranteed must be received in “good order.”
PAYMENTS TO FINANCIAL INTERMEDIARIES
The Funds and the Adviser make payments to certain financial intermediaries in connection with the promotion and sale of shares of the Funds and as compensation for shareholder-related services, including administrative, sub-transfer
agency, recordkeeping and shareholder communications services. The Funds and the Adviser also pay such compensation to make shares of the Funds available to investors through certain fund platforms, supermarkets or similar programs or for services provided in connection with such platforms, supermarkets and programs. These payments generally benefit the Funds and may provide applicable financial intermediaries with an incentive to recommend sales of shares of the Funds over other potential investments.
The Funds and the Adviser compensate financial intermediaries differently depending upon the level and type of services provided by such financial intermediaries. The compensation paid to a financial intermediary may be based on a variety of factors, including average net assets of the applicable Fund distributed and/or serviced by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds. Compensation paid by a Fund for distribution-related expenses are made from the Fund’s Rule
12b-1
fees. Compensation paid by the Adviser or its affiliates includes amounts from the Adviser’s or its affiliates’ own resources and constitute what is sometimes referred to as “revenue sharing.”
Any compensation received by a financial intermediary, whether from the Funds or the Adviser, and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend shares of the Funds over other potential investments. You should ask your financial intermediary for details about any such payments it receives from the Funds or the Adviser, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this Prospectus.

A Fund’s shares may be available for purchase and sale on brokerage and other financial intermediary platforms of firms that have agreements with the Funds’ distributor to offer such shares solely when acting as an agent for the investor. The Funds do not charge any front-end
load, deferred sales charge or other asset-based fee for sales or distribution of their shares. However, investors that purchase and/or sell shares of a Fund through brokers or other financial intermediaries may be required to pay commissions and/or other types of compensation to such brokers or other financial intermediaries in connection with such purchases or sales in an amount determined and separately disclosed to you by the broker or other financial intermediary. Please contact your broker or other financial intermediary for further detail. Because the Funds are not parties to any such commission arrangement between you and your broker or financial intermediary, any purchases and redemptions of a Fund’s shares will be made at the applicable net asset value (before imposition of the commission). Any such commissions charged by a broker or financial intermediary are not reflected in the fees and expenses listed in the “Fees and Expenses of the Fund” section of the Summary Section for each Fund nor are they reflected in the performance information shown in the prospectus for the Funds because they are not charged by the Funds.
VALUATION OF SHARES
Calculation of NAV
.  The NAV per share is computed by dividing the total value of the investments and other assets of a Fund, less any liabilities, by the total outstanding shares of the Fund. The NAV per share normally is determined as of the scheduled close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is scheduled to be open for business. The NAV normally is not determined on days the NYSE is scheduled to be closed. The NYSE is scheduled to be closed on weekends and most national holidays. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund. A Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.
Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price. Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.
Fair Value Procedures for the Funds.
The Board of Trustees has established policies and procedures that authorize the Adviser to fair value a security in good faith if, among other things, the Adviser determines that (i) closing prices of foreign securities do not reflect their fair market value due to events that occur between the closing of foreign markets and the time at which a Fund calculates its NAV, (ii) trading in a security is halted and does not resume prior to the closing of the exchange or other market on which such security normally trades, or (iii) the price for such security provided by the Funds’ independent pricing services appears invalid, is not readily available, or otherwise provides a valuation that in the judgment of the Adviser does not represent the fair market value of such security. The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds’ portfolio securities. For foreign securities held by the International Equity Fund, such fair value prices generally will be based on such independent pricing services’ proprietary multi-factor models that measure movements in relevant indices, market indicators and other factors between the time the relevant foreign markets have closed and the time a Fund calculates its NAV, and therefore may differ from quoted or official closing prices for such foreign securities in such foreign markets.
The trading hours for most foreign securities end prior to the scheduled close of the NYSE, generally the time as of which the Funds’ NAVs are calculated. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price, unless events materially affecting the value of foreign securities occur. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market and/or movements in relevant indices or other appropriate market indicators) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events and other factors, when they calculate their NAVs. Consequently, fair valuation of portfolio securities may occur on a daily basis. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time as of which NAV is calculated. Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares. If a Fund utilizes fair value pricing, the fair values assigned to such Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations may remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. There can be no assurance that a Fund can obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
DIVIDENDS AND OTHER DISTRIBUTIONS
Each of the Small Cap Equity,
Small-Mid
Cap Equity, Equity and International Equity Funds intends to declare and pay income dividends at least on an annual basis. Each of the Balanced and Fixed Income Funds intends to declare and pay income dividends on a quarterly basis. Each Fund intends to distribute net capital gains, if any, on an annual basis. A Fund may make an additional distribution if necessary to avoid federal income or excise taxes or as otherwise approved by the Board of Trustees.
A Fund’s dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing or by calling the Funds at least five days prior to the record date of the distribution. If a shareholder elects to receive distributions in cash and the U.S. Postal Service cannot deliver the shareholder’s check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the amount of the distribution check in the shareholder’s account at the distributing Fund’s then-current NAV per share and to reinvest all subsequent distributions.
TAXES
Dividends, whether paid in cash or reinvested in additional shares, from a Fund’s net investment income, the excess of its net short-term capital gain over its net long-term capital loss and its net gains from certain foreign currency transactions, if any, will be taxable to its shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except as noted in the following sentence. A Fund’s dividends attributable to its “qualified dividend income” (
i.e
., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax for individual and certain other non-corporate
shareholders (each, a
“non-corporate
shareholder”) who satisfy those restrictions with respect to the shares on which the Fund dividends were paid at the lower rates for long-term capital gains - - a maximum of 15% for a single shareholder with taxable income not exceeding $445,850 ($501,600 for married shareholders filing jointly) and 20% for non-corporate
shareholders with taxable income exceeding those respective amounts (which apply for 2021 and will be adjusted for inflation annually thereafter). A portion of a Fund’s dividends–not exceeding the aggregate dividends it receives from domestic corporations only– also may be eligible for the dividends-received deduction allowed to corporations (“DRD”), subject to similar holding period and other restrictions. There can be no assurance as to what portion, if any, of a Fund’s distributions will constitute qualified dividend income or be eligible for the DRD.
Distributions to
non-corporate
shareholders of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if a Fund makes a certain election, any net capital gain that is retained by the Fund), will be taxable as long-term capital gain, at the 15% and 20% maximum rates mentioned above; capital gain distributions to corporate shareholders will be subject to federal income tax at the same rate as ordinary income, 21%. The classification of a Fund’s capital gain distribution or retained net capital gain (and, consequently, the applicable tax rate) is determined by the length of time that the Fund has held the securities that generated the gain and not the length of time you have held shares in the Fund. Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by a Fund.
Any dividends and other distributions a Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year. If you purchase shares of a Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.
When a shareholder redeems shares of a Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares. Any capital gain a non-corporate
shareholder recognizes on a redemption of Fund shares that have been held for more than one year will qualify for the 15% and 20% maximum rates mentioned above. In addition, if shares of a Fund are bought within 30 days before or after redeeming at a loss other shares of that Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares.
Each Fund is required by federal law to withhold and remit to the U.S. Treasury 24% of dividends, capital gain distributions and redemption proceeds, (regardless of the extent to which gain or loss may be realized) otherwise payable to non-corporate
shareholders who fail to certify that the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from each Fund’s dividends and capital gain distributions otherwise payable to a non-corporate
shareholder who (1) is subject to backup

withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.
An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions a Fund pays and net gains realized on the redemption or exchange of Fund shares), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.
A shareholder’s basis in shares of a Fund that he or she acquired or acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Funds’ default method, which is average basis, unless the shareholder affirmatively elects in writing, which may be electronic, to use a different acceptable basis determination method, such as a specific identification method. Each Fund, or its administrative agent, must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares. See “Taxation” in the Statement of Additional Information for a description of the rules regarding that election and each Fund’s reporting obligation. Fund shareholders should consult with their tax advisers to determine the best
IRS-accepted
basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.
Dividends and other distributions each Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.
The foregoing summarizes some of the important federal income tax considerations generally affecting each Fund and its shareholders. Potential investors in a Fund should see the Statement of Additional Information for further information regarding the tax consequences of investing in the Fund and consult their tax advisers with specific reference to their own tax situation.
INDEX DESCRIPTIONS
The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. Securities included in the index must meet the following criteria: fixed as opposed to variable rate; remaining maturity of one to ten years; minimum outstanding par value of $250 million; rated investment grade or higher by Moody’s Investors Service or equivalent; must be dollar denominated and non-convertible;
and must be publicly issued. A direct investment in an index is not possible.
The Lipper International
Large-Cap
Core Funds Index is an unmanaged index generally considered representative of international large-cap
core mutual funds tracked by Lipper, Inc. A direct investment in an index is not possible.
The Lipper
Large-Cap
Core Funds Index is an unmanaged index generally considered representative of large cap core mutual funds tracked by Lipper, Inc. A direct investment in an index is not possible.
The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index generally considered representative of mutual funds tracked by Lipper, Inc. that, by portfolio practice, maintain a mix of between
60%-80%
equity securities, with the remainder invested in bonds, cash and cash equivalents. A direct investment in an index is not possible.
The Lipper Short Intermediate Investment-Grade Debt Funds Index is an unmanaged index generally considered representative of short intermediate investment grade mutual funds tracked by Lipper, Inc. A direct investment in an index is not possible.
The Lipper
Small-Cap
Core Funds Index is an unmanaged index generally considered representative of small cap core mutual funds tracked by Lipper, Inc. A direct investment in an index is not possible.
The Russell 2000
®
Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000
®
Index. The Russell 3000
®
Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. A direct investment in an index is not possible.
The Russell 2500
®
Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000
®
Index. The Russell 3000
®
Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. A direct investment in an index is not possible.
The S&P 500
®
Index is an unmanaged capitalization-weighted index of 500 selected stocks that is generally considered representative of the performance of large capitalization companies in the U.S. stock market. A direct investment in an index is not possible.
MSCI/EAFE
®
Index is an unmanaged index composed of
large-cap
and
mid-cap
securities across 21 European and Pacific Basin countries.

ADDITIONAL INFORMATION
The LKCM Funds (the “Trust”) enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, principal underwriter, custodian and transfer agent who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this Prospectus nor the Statement of Additional Information is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived. Nothing in this Prospectus, the Statement of Additional Information or the Funds’ reports to shareholders is intended to provide investment advice and should not be construed as investment advice.

FINANCIAL HIGHLIGHTS
The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the past five years, or if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been derived from the Funds’ financial statements and financial highlights which have been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements and financial highlights, is incorporated by reference in the Statement of Additional Information and included in the Funds’ annual report for the year ended December 31, 2020, which is available free of charge upon request.

	LKCM SMALL CAP EQUITY FUND
	Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Net Asset Value – Beginning of Period	$16.78		$14.39		$18.44		$18.82		$19.86

Net investment loss	(0.02	) (1)	(0.02	) (1)	(0.03	) (2)	(0.04	) (1)	(0.03	) (1)
Net realized and unrealized gain (loss) on investments	5.85		3.29		(1.05)		3.27		1.88

Total from investment operations	5.83		3.27		(1.08)		3.23		1.85

Distributions from net realized gains	(0.84)		(0.88)		(2.97)		(3.61)		(2.89)

Total dividends and distributions	(0.84)		(0.88)		(2.97)		(3.61)		(2.89)

Net Asset Value – End of Period	$21.77		$16.78		$14.39		$18.44		$18.82

Total Return	34.79%		22.70%		-5.70%		17.04%		9.27%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$202,678		$180,682		$160,322		$201,139		$281,790
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.07%		1.07%		1.08%		1.10%		1.05%
After expense waiver and/or reimbursement	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of net investment loss to average net assets:
Before expense waiver and/or reimbursement	(0.20)%		(0.20)%		(0.25)%		(0.28)%		(0.18)%
After expense waiver and/or reimbursement	(0.13)%		(0.13)%		(0.17)%		(0.18)%		(0.13)%
Portfolio turnover rate	60%		63%		45%		42%		50%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to considerations of adjustments for permanent book and tax differences.

	LKCM SMALL-MID CAP EQUITY FUND
	Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Net Asset Value – Beginning of Period	$9.09		$7.92		$10.60		$9.56		$11.15

Net investment loss	(0.02	) (1)	(0.	02) (1)	(0.	03) (2)	(0.01	) (1)	(0.	05) (1)
Net realized and unrealized gain (loss) on investments	2.80		2.48		(0.93)		2.32		0.19

Total from investment operations	2.78		2.46		(0.96)		2.31		0.14

Distributions from net realized gains	(0.72)		(1.29)		(1.72)		(1.27)		(1.73)

Net Asset Value – End of Period	$11.15		$9.09		$7.92		$10.60		$9.56

Total Return	30.66%		31.05%		-8.89%		24.13%		1.17%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$15,108		$12,590		$12,162		$19,378		$20,419
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.98%		1.95%		1.75%		1.76%		1.23%
After expense waiver and/or reimbursement	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of net investment loss to average net assets:
Before expense waiver and/or reimbursement	(1.25)%		(1.20)%		(1.05)%		(0.94)%		(0.68)%
After expense waiver and/or reimbursement	(0.27)%		(0.25)%		(0.30)%		(0.18)%		(0.45)%
Portfolio turnover rate	76%		68%		56%		63%		80%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to considerations of adjustments for permanent book and tax differences.

	LKCM EQUITY FUND
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net Asset Value – Beginning of Period	$29.02	$23.34	$26.02	$22.42	$21.40

Net investment income	0.17 (1)	0.22 (1)	0.21	0.17	0.19 (1)
Net realized and unrealized gain (loss) on investments	6.44	6.75	(1.08)	4.69	2.32

Total from investment operations	6.61	6.97	(0.87)	4.86	2.51

Dividends from net investment income	(0.17)	(0.23)	(0.21)	(0.17)	(0.20)
Distributions from net realized gains	(1.72)	(1.06)	(1.60)	(1.09)	(1.29)

Total dividends and distributions	(1.89)	(1.29)	(1.81)	(1.26)	(1.49)

Net Asset Value – End of Period	$33.74	$29.02	$23.34	$26.02	$22.42

Total Return	22.83%	29.85%	-3.28%	21.69%	11.66%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$449,653	$381,307	$308,667	$340,601	$286,508
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.98%	0.99%	0.98%	0.99%	0.98%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	0.37%	0.61%	0.56%	0.50%	0.69%
After expense waiver and/or reimbursement	0.55%	0.80%	0.74%	0.69%	0.87%
Portfolio turnover rate	10%	9%	16%	11%	16%

(1)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

	LKCM BALANCED FUND
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net Asset Value – Beginning of Period	$24.22	$21.07	$22.18	$20.46	$19.60

Net investment income	0.24 (1)	0.27 (1)	0.23	0.20	0.20 (1)
Net realized and unrealized gain (loss) on investments	3.42	4.32	(0.70)	2.43	1.69

Total from investment operations	3.66	4.59	(0.47)	2.63	1.89

Dividends from net investment income	(0.24)	(0.27)	(0.23)	(0.20)	(0.18)
Distributions from net realized gains	(0.88)	(1.17)	(0.41)	(0.71)	(0.85)

Total dividends and distributions	(1.12)	(1.44)	(0.64)	(0.91)	(1.03)

Net Asset Value – End of Period	$26.76	$24.22	$21.07	$22.18	$20.46

Total Return	15.28%	21.85%	-2.15%	12.88%	9.70%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$125,507	$103,825	$85,907	$83,430	$63,192
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.99%	1.00%	1.00%	1.02%	1.03%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	0.78%	0.95%	0.83%	0.73%	0.73%
After expense waiver and/or reimbursement	0.97%	1.15%	1.03%	0.95%	0.96%
Portfolio turnover rate	18%	17%	17%	15%	16%

(1)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

	LKCM FIXED INCOME FUND
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net Asset Value – Beginning of Period	$10.92	$10.47	$10.68	$10.67	$10.50

Net investment income	0.19 (1)	0.25 (1)	0.24	0.21	0.23
Net realized and unrealized gain (loss) on investments	0.27	0.45	(0.21)	0.02	0.17

Total from investment operations	0.46	0.70	0.03	0.23	0.40

Dividends from net investment income	(0.19)	(0.25)	(0.24)	(0.21)	(0.23)
Distributions from net realized gains	—	—	—	(0.01)	(0.00	) (2)

Total dividends and distributions	(0.19)	(0.25)	(0.24)	(0.22)	(0.23)

Net Asset Value – End of Period	$11.19	$10.92	$10.47	$10.68	$10.67

Total Return	4.29%	6.70%	0.26%	2.15%	3.83%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$289,857	$275,917	$249,286	$248,976	$226,862
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.79%	0.79%	0.78%	0.80%	0.78%
After expense waiver and/or reimbursement	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	1.46%	2.02%	1.96%	1.66%	1.86%
After expense waiver and/or reimbursement	1.75%	2.31%	2.24%	1.96%	2.14%
Portfolio turnover rate	46%	37%	23%	28%	59%

(1)	Net investment income per share represents net investment income divided by the average shares outstanding during the period.
(2)	Less than $(0.005).

	LKCM International Equity Fund

	Year Ended December 31, 2020		May 1, 2019 (1) through December 31, 2019
Net Asset Value, Beginning of Period	$10.89		$10.00

Net investment income	0.03	(2)	0.02	(2)
Net realized and unrealized gain on investments	1.54		0.88

Total from investment operations	1.57		0.90

Dividends from net investment income	(0.02)		(0.01)
Distributions from return of capital	(0.00	) (3)	—
Distributions from net realized gains	—		(0.00	) (3)

Total dividends and distributions	(0.02)		(0.01)

Net asset value, end of period	$12.44		$10.89

Total return	14.45%		8.97%	(4)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$32,295		$10,645
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.88%		4.09%	(5)
After expense waiver and/or reimbursement	1.00%		1.00%	(5)
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.55)%		(2.76)%	(5)
After expense waiver and/or reimbursement	0.33%		0.33%	(5)
Portfolio turnover rate	6%		2%	(4)

(1)	Commencement of operations.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding during the period.
(3)	Less than $(0.005).
(4)	Not annualized.
(5)	Annualized.

LKCM Funds
FOR MORE INFORMATION
You may obtain the following and other information on the LKCM Funds free of charge:
Annual and
Semi-Annual
Reports to Shareholders
The financial statements included in the Funds’ annual report are incorporated herein by reference. The annual and semi-annual reports provide the Funds’ most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.
Statement of Additional Information (SAI) dated May 1, 2021, as it may be supplemented from time to time
The SAI is incorporated into this Prospectus by reference (
i.e.,
legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management.
TO RECEIVE ANY OF THESE DOCUMENTS FREE OF CHARGE OR MAKE INQUIRIES TO THE FUNDS:
By Telephone:
1-800-688-LKCM
By Mail:
LKCM Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
From the Funds’ Website:
You can access the Funds’ SAI, Annual Report and Semi-Annual Reports on the Funds’ website at:
www.lkcmfunds.com
On the Internet:
Electronic versions of Fund documents can be viewed online or downloaded free from the EDGAR database on the SEC’s Internet site at:
www.sec.gov
From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the
e-mail
address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service.
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
Investment Company Act File #
811-08352

Investing in More than Monetary Values
PROSPECTUS
May 1, 2021

LKCM Aquinas Catholic Equity Fund
(AQEIX)
LKCM Aquinas Catholic Equity Fund follows the socially responsible investing guidelines set forth by the United States Conference of Catholic Bishops to incorporate Catholic Values into the investment process.
www.aquinasfunds.com
This Prospectus contains information you should consider before you invest in the LKCM Aquinas Catholic Equity Fund. Please read it carefully and keep it for future reference.
Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports for the LKCM Aquinas Catholic Equity Fund (“Fund”) are no longer sent by mail, unless you specifically request paper copies of the reports from the LKCM Funds (if you hold your Fund shares directly with the LKCM Funds) or from your financial intermediary, such as a broker-dealer or bank (if you hold your Fund shares through a financial intermediary). Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Fund shares directly with the LKCM Funds, you may elect to receive shareholder reports and other communications electronically from the LKCM Funds by calling
1-800-423-6369
or, if you hold your Fund shares through a financial intermediary, by contacting your financial intermediary.
You may elect to receive all future reports on paper free of charge. If you hold your Fund shares directly with the LKCM Funds, you can inform the LKCM Funds that you wish to continue receiving paper copies of your shareholder reports by calling
1-800-423-6369
or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the LKCM Funds you hold directly with LKCM Funds or all of the funds you hold through your financial intermediary, as applicable.

CHANGES TO THE FUND IN RECENT YEARS
Effective as of the close of business on July 29, 2016, the LKCM Aquinas Small Cap Fund and the LKCM Aquinas Growth Fund, each formerly a series of LKCM Funds (the “Trust”), were reorganized into the LKCM Aquinas Value Fund, another series of the Trust. Immediately thereafter, the LKCM Aquinas Value Fund changed its name to the LKCM Aquinas Catholic Equity Fund and the LKCM Aquinas Value Fund’s investment strategies and operating expenses, including its expense limitation agreement, changed to the investment strategies and operating expenses, including the expense limitation agreement, of the LKCM Aquinas Catholic Equity Fund. Financial and other historical information presented herein for periods prior to August 1, 2016 reflect the operations of the LKCM Aquinas Value Fund, and all other information presented herein reflects the operations of the LKCM Aquinas Catholic Equity Fund.

SUMMARY SECTION
LKCM AQUINAS CATHOLIC EQUITY FUND
Investment Objective:
  The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Fees and Expenses of the Fund:
  The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected
in the tables and examples below.
The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.

Shareholder Fees
(fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses	0.48%

Total Annual Fund Operating Expenses	1.48%
Fee Waiver and/or Expense Reimbursement (1)	-0.48%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.00%

(1)
Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2022 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2022). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$102	$421	$762	$1,727
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies:
  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies the Adviser believes are likely to have above-average growth in revenues and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies the Adviser believes have attractive relative valuations. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy, including the information technology sector.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, and/or strong market share positions. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).

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The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines (“Catholic Guidelines”). The Catholic Guidelines reflect the United States Conference of Catholic Bishops’ investment guidelines with respect to companies that engage in, participate in, or otherwise support activities related to, among other things, abortion, contraceptives, embryonic stem cells, human cloning, human rights, weapons production, and pornography. The Fund’s investment approach incorporates the Catholic Guidelines through a combination of screening portfolio companies based on criteria set forth in the Catholic Guidelines, dialogue with companies whose policies and practices conflict with the Catholic Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Catholic Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Catholic Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.
Principal Risks:
  The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•
Catholic Values Investing Risk
 – Since the Fund practices socially responsible investing within the framework provided by the Catholic Guidelines, this may limit the types and number of investment opportunities available to the Fund. The Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so, and may underperform funds that do not consider socially responsible investing within the framework provided by the Catholic Guidelines. The integration of these considerations may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors are in or out of favor with the market.

•
Cybersecurity Risk
 – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur.

•
Dividend Paying Securities Risk
 – Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall.

•
Equity Securities Risk
 – The Fund invests in equity securities and therefore is subject to market risks and significant fluctuations in value. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.

ADRs
– Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
Common Stock
– The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
REITs
– Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free
“pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles

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with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.

•
Foreign Securities
Risk
–
Non-U.S.
investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, and delays in transaction settlement in some foreign markets. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt. To the extent the Fund invests a significant portion of its assets in securities of a single country or geographic region at any one time, it is more likely to be affected by events or conditions in that country or region. As a result, it may be more volatile than a more geographically diversified fund.

•
Inflation Risk
 – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.

•
Investment Risk
 – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

•
Large Cap Companies Risk
 – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.

•
Market Risk
 – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Events that have led to recent market disruptions and turbulence include the pandemic spread of the novel coronavirus known as
COVID-19,
the duration and full effects of which are still uncertain. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

•
Redemption Risk
– The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.

•
Sector Weighting Risk
 – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

•
Information
Technology Sector Risk
– The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

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•
Security Selection Risk
 – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.

•
Small and Mid Cap Companies Risk
 – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.

Performance:
  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of an index reflecting a broad measure of market performance and an index of funds with similar investment objectives. The Fund’s performance prior to August 1, 2016 reflects the Fund’s prior investment strategies. The bar chart and the tables below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the periods shown. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at
1-800-423-6369.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the
Fu
nd’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
24.01%	2nd quarter, 2020
-19.79%	1st quarter, 2020
Average Annual Total Returns for Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Return Before Taxes	24.28%	14.69%	11.48%
Return After Taxes on Distributions	22.40%	11.92%	9.57%
Return After Taxes on Distributions and Sale of Fund Shares	15.70%	11.16%	9.00%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	16.10%	14.04%	12.49%
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on your tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax
return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. In addition, the after-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements such as 401(k) plans and individual retirement accounts.

4

Investment Adviser:
  Luther King Capital Management Corporation.
Portfolio Managers:

Name	Title	Experience with the Fund
Paul W. Greenwell	Principal, Vice President and Portfolio Manager	Since Inception in 2005
Gary G. Walsh, CFA, CPA	Principal, Vice President and Portfolio Manager	Since 2016
Scot C. Hollmann, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares:
  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at
1-800-423-6369.
Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions normally will only occur on days the New York Stock Exchange is scheduled to be open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $500.
Tax Information:
  The Fund’s distributions are taxable to you and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred
arrangement, such as a 401(k) plan or an individual retirement account, in which case the withdrawal of your investment from the tax-deferred
arrangement may be taxable.
Payments to Broker-Dealers and Other Financial Intermediaries:
  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and/or other services. If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

ADDITIONAL INFORMATION REGARDING THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
The Fund seeks to achieve its investment objective by primarily choosing investments that Luther King Capital Management Corporation (“Adviser”) believes are likely to have above-average growth in revenue or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies that the Adviser believes have attractive relative valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy, including the information technology sector.
The Adviser’s primary strategy in managing the Fund is to identify high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, and/or strong market share positions.
The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines (“Catholic Guidelines”). The Catholic Guidelines reflect the United States Conference of Catholic Bishops’ investment guidelines with respect to companies that engage in, participate in, or otherwise support activities related to, among other things, abortion, contraceptives, embryonic stem cells, human cloning, human rights, weapons production, and pornography. The Fund’s investment approach incorporates the Catholic Guidelines through a combination of screening portfolio companies based on criteria set forth in the Catholic Guidelines, dialogue with companies whose policies and practices conflict with the Catholic Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Catholic Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Catholic Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.
The Fund has adopted a
non-fundamental
policy to notify its shareholders at least 60 days before it changes the 80% investment policy described above. The Fund’s investment objective is non-fundamental,
which means that it may be changed by action of the Board of Trustees of the Trust without shareholder approval.
DISCUSSION OF INVESTMENT APPROACH
The Adviser follows an equity investment approach grounded in the fundamental analysis of individual companies. The Adviser seeks to identify high quality companies, as determined by the Adviser, based on various quantitative and qualitative financial and fundamental criteria. Companies meeting these criteria will typically exhibit a number of the following characteristics: high profitability levels, strong balance sheet quality, competitive advantages, strong market share positions, attractive reinvestment opportunities, ability to generate excess cash flow after capital expenditures, management with a meaningful ownership stake in the company, and/or attractive relative valuation.
To respond to adverse market, economic, political or other conditions, the Fund may adopt a temporary defensive position, during which it may invest in cash, time deposits, commercial paper, certificates of deposit, short term corporate and government obligations, repurchase agreements and bankers’ acceptances. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective. A defensive position, taken at the wrong time, such as when the markets unexpectedly rise rather than decline, may have an adverse impact on the Fund’s performance.

6

ADDITIONAL INFORMATION REGARDING THE PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the Fund entails risks. You should be aware that you may lose money by investing in the Fund and the Fund’s performance could trail that of other investment alternatives. There is no assurance that the Fund will meet its investment objective. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Catholic Values Investing Risk:
Since the Fund practices socially responsible investing within the framework provided by the Catholic Guidelines, this may limit the types and number of investment opportunities available to the Fund. The Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so, and may underperform funds that do not consider socially responsible investing within the framework provided by the Catholic Guidelines. The integration of these considerations may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors are in or out of favor with the market. Although the Adviser incorporates the Catholic Guidelines through a combination of screening portfolio companies based on criteria set forth in the Catholic Guidelines, dialogue with companies whose policies and practices conflict with the Catholic Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time, these processes may not be successful.

Cybersecurity Risk:
Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party distribution platforms, as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur. The Fund may incur substantial costs to prevent or address cybersecurity incidents.

Dividend Paying Securities Risk:
Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Dividend paying stocks also may not experience the same level of earnings growth or capital appreciation as non-dividend
paying stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall. The income received by the Fund will fluctuate due to the amount of dividends that companies elect to pay.

Equity Securities Risk:
Funds that invest in equity securities are subject to market risks and significant fluctuations in price. Equity securities generally are subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs. Investing in such securities may expose the Fund to additional risks.

• ADRs.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations, capital restrictions, less liquidity, less government regulation, less publicly available information, increased price volatility, and political, economic and financial instability in the home country of an issuer of the underlying ADR. In addition, foreign companies may use different accounting and financial standards. Such events could negatively affect the value of the Fund’s shares. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading.

7

• Common Stock.  The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A common stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s common stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock generally is subordinate to the issuing company’s debt securities and preferred stock upon the dissolution or bankruptcy of the issuing company.
• REITs.  Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free
“pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. The failure of a company to qualify for treatment as a REIT under the federal tax law likely would have an adverse impact on the Fund’s after-tax
performance. REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.

Foreign Securities Risk:
Non-U.S.
investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing and financial reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, increased price volatility, and delays in transaction settlement in some foreign markets. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. To the extent the Fund invests a significant portion of its assets in securities of a single country or geographic region at any one time, it is more likely to be affected by events or conditions in that country or region. As a result, the Fund may be more volatile than a more geographically diversified fund. In addition, as a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region. Investments in foreign securities subject the Fund to the risk of market timing activities by shareholders. Some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares.

Inflation Risk:
Stocks and other securities may fall in value due to higher actual or anticipated inflation. Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower values for stocks and other securities.

Investment Risk:
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The share price of the Fund fluctuates, which means that when you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large Cap Companies Risk:
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

8

Market Risk:
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Markets may at times be volatile and the value of the Fund’s investments may decline in price, sometimes significantly and/or rapidly, because of changes in prices of its holdings or a broad decline in the financial markets. The value of a security may decline due to adverse issuer-specific conditions or general market conditions which are not specifically related to a particular company, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest or currency rates, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact the market as a whole. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulty for some borrowers in obtaining financing on attractive terms, and adverse investor sentiment or publicity.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s ability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. There is a risk that policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as
COVID-19
was first detected in China in December 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving. The transmission of
COVID-19
and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, enhanced health screenings at ports of entry and elsewhere, prolonged quarantines and stay-at-home
orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. Public health crises caused by the
COVID-19
outbreak may exacerbate other
pre-existing
political, social and economic risks in certain countries or globally. The duration of the
COVID-19
outbreak and its effects cannot be determined with certainty and further developments could result in additional disruptions and uncertainty. These impacts have caused significant volatility in global financial markets, which have caused losses for investors. The impact of the
COVID-19
pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

9

The U.S. Federal Reserve has taken numerous measures to address the economic impact of the
COVID-19
pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The ultimate effect of these and other efforts that may be taken are not yet known, and it is not known whether and to what extent they will be successful. In addition,
COVID-19
has caused and may continue to cause employees and vendors at various businesses to work at external locations, and could cause extensive medical absences. Not all events that could affect the business of the Advisor or other service providers can be determined and addressed in advance.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Over the past several years, the United States has moved away from tighter legislation and regulation impacting businesses and the financial services industry. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on the Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Interest rates have been unusually low in recent years in the U.S. and abroad and are currently at or near historic lows. The full impact of Brexit and the nature of the future relationship between the United Kingdom and the European Union remains uncertain. The United Kingdom and the European Union reached a trade agreement on December 31, 2020 that is due to be ratified by all applicable United Kingdom and European Union governmental bodies by April 30, 2021 (unless this date is extended). The period following the United Kingdom’s withdrawal from the European Union is expected to be one of significant political and economic uncertainty particularly until the United Kingdom government and European Union member states agree and implement the terms of the United Kingdom’s future relationship with the European Union. Brexit may create additional economic stresses for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. The Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. These losses could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

10

Redemption Risk:
The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have shorter investment horizons, or have unpredictable cash flow needs. Redemption risk is heightened during periods of rising interest rates and declining or illiquid markets. Significant redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to its shareholders.

Sector Weighting Risk:
The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors. The Fund’s sector weightings could have an adverse impact on the Fund and lead to a decline in the Fund’s net asset value.

Information Technology Sector Risk:
The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The information technology sector is subject to intense competition, both domestically and internationally, which may have an adverse effect on their profit margins, and government regulation. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Security Selection Risk:
Securities selected by the Adviser may perform differently than the overall market or may not meet the Adviser’s expectations. This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, factors affecting a security’s industry, poor operating performance, weak demand for an issuer’s products or services, an issuer’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, a decline in the value of an issuer’s business and assets, or changes in investor perceptions regarding the issuer. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small and Mid Cap Companies Risk:
Investments in small and mid capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger, more established companies. Small and mid capitalization companies often have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Additionally, small and mid capitalization companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings. Generally, the smaller the company size, the greater these risks.

PORTFOLIO HOLDINGS INFORMATION
The Fund makes available its top ten and complete portfolio holdings on its website at www.aquinasfunds.com on a quarterly basis. The top ten and complete portfolio holdings information is generally available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter. Monthly portfolio disclosures will be filed quarterly with the SEC on Form
N-PORT,
with
quarter-end
disclosures being made public 60 days after the end of each fiscal quarter. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. The Statement of Additional Information is available by contacting the Fund at
1-800-423-6369
or at www.aquinasfunds.com.

11

MANAGEMENT
INVESTMENT ADVISER
Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Fund. The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, estates, trusts, high net-worth
individuals, and private investment funds. As of December 31, 2020, the Adviser had approximately $21.6 billion in assets under management.
Under an Investment Advisory Agreement with the Fund, the Fund pays the Adviser an advisory fee, calculated daily and payable quarterly, equal to an annual rate of 0.90% of the Fund’s average daily net assets for the quarter. The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses through May 1, 2022 to the extent necessary to keep the total operating expenses for the Fund from exceeding 1.00% of the Fund’s average daily net assets. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (Acquired Fund Fees and Expenses), and extraordinary expenses. The fee waiver and expense reimbursement agreement may be terminated only with the consent of the Board of Trustees.
The contractual advisory fees and actual advisory fees paid by the Fund net of waivers for the fiscal year ended December 31, 2020 were 0.90% and 0.42%, respectively.
Any fee waiver or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.
A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for the Fund is available in the most recent semi-annual report to shareholders for the period ended June 30.
PORTFOLIO MANAGERS
Paul W. Greenwell
is the lead portfolio manager of the Fund (since inception in 2005). Mr. Greenwell is primarily responsible for the day-to-day
management of the Fund and oversees the investment team responsible for the Fund. Mr. Greenwell joined the Adviser in 1983 and has served as Principal (since 1986) and Vice President and Portfolio Manager (since 1983). Mr. Greenwell graduated with a Bachelor of Science from the University of Missouri.
Gary G. Walsh, CFA, CPA
, is a member of the investment team responsible for the Fund (since 2016). Prior to that time, Mr. Walsh served as a portfolio manager to the LKCM Aquinas Growth Fund, which reorganized into the Fund in 2016. Mr. Walsh joined the Adviser in 1994 and has served as Principal (since 2004) and Vice President and Portfolio Manager (since 1994). Mr. Walsh graduated with a Bachelor of Business Administration from Southern Methodist University and a Master of Business Administration from Texas Christian University.
Scot C. Hollmann, CFA
, CIC
,
is a member of the investment team responsible for the Fund (since 2017). Mr. Hollmann is also a member of the investment teams responsible for the LKCM Equity Fund (since 2010), LKCM Balanced Fund (since 1997), and LKCM Fixed Income Fund (since 2010). Mr. Hollmann joined the Adviser in 1983 and has served as Principal (since 1986) and Vice President and Portfolio Manager (since 1983). Mr. Hollmann graduated with a Bachelor of Business Administration and a Master of Business Administration from Texas Christian University.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of shares of the Fund.
DISTRIBUTION OF FUND SHARES
DISTRIBUTOR
Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Fund’s shares.
DISTRIBUTION PLAN
The Fund has adopted a distribution plan under Rule
12b-1
of the Investment Company Act of 1940 (the “Distribution Plan”) that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Distribution Plan authorizes the Fund to annually pay up to 1.00% of its average daily net assets for distribution and other services. Also, the Distribution Plan allows the Fund to finance with Fund assets activities that promote the sale and retention of Fund shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature and providing services to shareholders. The Board of Trustees has authorized an annual fee of 0.10% of the average daily net assets of the Fund under the Distribution Plan. Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

12

PURCHASE OF SHARES
You may purchase shares of the Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order. The Fund normally determines NAV as of the scheduled close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern Time) each day that the NYSE is scheduled to be open for business.
INITIAL INVESTMENTS
The Fund is offered for purchase through financial intermediaries who have entered into agreements with the Fund’s distributor, directly from LKCM Funds and from certain other distribution channels. The policies that apply to the purchase of Fund shares directly through the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), are discussed below. If you establish an account with a broker-dealer or other financial intermediary, ask them for information on how to purchase, sell and exchange Fund shares. Your broker-dealer or other financial intermediary also may charge fees that are in addition to those described in this Prospectus. The Fund’s minimum initial investment is $2,000, but financial intermediaries may impose different initial investment minimums for the Fund.    Please contact your financial intermediary for information regarding how to purchase, exchange and redeem shares and applicable fees.
Through Your Financial Adviser.
  You may invest in shares of the Fund by contacting your financial adviser. Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.
The Fund has authorized certain broker-dealers and other financial intermediaries to receive on their behalf purchase and redemption orders of Fund shares. These broker-dealers may also designate intermediaries to receive Fund orders on their behalf. The Fund is deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee or financial intermediary receives such orders. All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer or its designee or financial intermediary. Your broker-dealer or other financial intermediary is responsible for transmitting orders to be received by the Fund in proper form and in a timely manner. The Fund is not responsible for the failure of a broker-dealer or financial intermediary to transmit a purchase or redemption order in proper form and in a timely manner.
By Mail.
  You may open an account directly with the Transfer Agent by completing and signing a New Account Application, and mailing it, together with a check ($2,000 minimum initial investment) payable to LKCM Funds. Your order will not be accepted until the completed New Account Application is received by the Fund or the Transfer Agent.

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – LKCM Aquinas Catholic Equity Fund	LKCM Funds – LKCM Aquinas Catholic Equity Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bank Global Fund Services post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices. The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee or financial intermediary receives such orders.
Once the Fund receives and accepts your New Account Application in the mail, your payment for shares will be credited to your account at the NAV per share of the Fund next determined after receipt. If you purchase shares using a check or electronic funds transfer through the Automated Clearing House (“ACH”) network and soon after make a redemption request, the Fund will honor the redemption request at the next determined NAV, but will not send you the proceeds until your payment for purchase has cleared (within seven business days). The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept postdated checks or any conditional order or payment. Payment should be made by check in U.S. Dollars drawn on a U.S. bank, or credit union. If your bank does not honor your check, you could be liable for any loss sustained by the Fund, as well as a service charge imposed by the Transfer Agent in the amount of $25.
In compliance with the USA PATRIOT Act of 2001, when you open an account directly with the Fund, please note that the Transfer Agent will verify certain information on your New Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (
e.g
., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Broker-dealers and other financial intermediaries also are required to comply with the USA PATRIOT Act and, as a result, may request similar information when you open an account. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at
1-800-423-6369
if you need additional assistance when completing your New Account Application.

13

If the Fund does not have a reasonable basis for determining your identity, your account will be rejected or you will not be allowed to perform a transaction on the account until the necessary information to confirm your identity is received. The Fund may also reserve the right to close the account (generally within 30 days) if clarifying information/documentation is not received.
By Wire.
  You may purchase shares of the Fund by wiring federal funds ($2,000 minimum). If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have received and processed a completed New Account Application from you. You can mail or overnight deliver your New Account Application to the Transfer Agent. Upon receipt of your completed New Account Application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. The wire must be received by the time as of which the NAV is calculated in order to receive the same day’s NAV. Your bank must include both the name of the Fund, your name and account number so that monies can be correctly applied. Your bank should transmit funds by wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account
#112-952-137
For further credit to LKCM Funds
LKCM Aquinas Catholic Equity Fund
[Shareholder account number]
Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
SUBSEQUENT INVESTMENTS
By Mail or Wire.
  To make additional investments once you have opened your account (minimum subsequent investment $1,000), write your account number on a check made payable to LKCM Funds and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent to the address noted in the section entitled “Initial Investments – By Mail.” If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. Additional investments may also be made by wire. Before sending your wire, please contact the Transfer Agent at
1-800-423-6369
to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Instruct your bank to wire monies as outlined above.
By Telephone.
  To make additional investments by telephone, you must check the appropriate box on your New Account Application authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 7 business days, you may call the Fund toll free at
1-800-423-6369
to move money, in the amount of $500 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions. For security reasons, requests by telephone may be recorded. Shares of the Fund will be purchased in your account at the NAV next determined after your order is placed. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
If you purchased shares of the Fund through a financial intermediary, you must contact your financial intermediary for information concerning how to effect subsequent investments in the Fund’s shares.
AUTOMATIC INVESTMENT PROGRAM
The Automatic Investment Program (the “Program”) permits investors that own shares of the Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor. This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into the Fund, on a monthly or quarterly basis. Only bank accounts held at domestic institutions that are ACH members may be used for this option. If you wish to change the amount of your investment or to terminate the Program, please contact the Transfer Agent five days prior to the effective date. Additionally, the Transfer Agent will charge a $25 fee for any payment returned. To establish the Program, an investor must complete the appropriate sections of the New Account Application. For additional information on the Program, please call
1-800-423-6369.
RETIREMENT PLANS AND ACCOUNTS
The Fund makes available individual retirement accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bank Global Fund Services. Detailed information on these plans and accounts is available by calling the Fund at
1-800-423-6369.
The Transfer Agent charges an annual fee of $15 for maintaining each plan and account up to a maximum of $30 per Social Security number, which is in addition to other fees and expenses payable to the

14

Fund or Transfer Agent as described herein. Investors should consult with their own tax advisers before establishing a retirement plan or account.
OTHER PURCHASE INFORMATION
The Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.
Purchases of the Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.
POLICY ON PROHIBITION OF FOREIGN SHAREHOLDERS
Shares of the Fund have not been registered for sale outside of the United States. Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. The Fund may also reserve the right to close the account (generally within 30 days) if clarifying information/documentation is not received.
UNCLAIMED PROPERTY
It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at
1-800-423-6369
at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
HOUSEHOLDING
In an effort to decrease costs, the Fund may reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at
1-800-423-6369
to request individual copies of documents. Once the Fund receives notice to stop householding, it will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
If you hold your Fund shares through a financial intermediary, your financial intermediary’s document policies will apply. Please contact your financial intermediary for further information.
MARKET TIMING POLICY
“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV may not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible. Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.
The Fund is typically intended for long-term investing. Market timing by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent market timing activities in the Fund. To discourage market timing, the Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase, except on shares held in separately managed accounts of the Adviser. The redemption fee may be waived with the approval of the Board of Trustees. The redemption fee also may be waived by the Adviser or an officer of the Fund, provided such waivers are reported to the Board of Trustees. In addition, the Fund may temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Fund believes have engaged in market timing practices and which may have an adverse impact on the Fund. The Fund will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Fund, uses the exchange privilege excessively.

15

The Fund and/or the Adviser monitor for market timers and attempt to detect abusive trading practices. The criteria and techniques may change from time to time as determined by the Fund or the Adviser. The Transfer Agent may reject any purchase or exchange order, in whole or in part, including trading that the Fund or the Adviser believes may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.
Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the efforts of the Fund or the Adviser will identify all trades or trading practices that may be considered abusive. In addition, the ability of the Fund or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited. However, the Fund and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into agreements with certain financial intermediaries that generally require them to provide the Fund with information concerning those individual shareholders involved in any such aggregated trades. For those financial intermediaries with whom the Fund has not entered into such agreements, the Fund treats such intermediaries as individual shareholders for purposes of the Fund’s market timing and redemption fee policies. However, there can be no assurance that the Fund or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.
EXCHANGING SHARES
Exchanges of all or a portion of your investment from the Fund to an identically registered account in another LKCM Fund may be made. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received. An exchange is considered to be a sale of shares of the Fund for federal income tax purposes, on which you may realize a taxable gain or loss. In addition, exchanges of shares held for fewer than 30 days will be subject to a 1.00% redemption fee, except shares held in separately managed accounts of the Adviser or as otherwise determined by the Fund in its discretion. The Transfer Agent charges a $5 fee for each exchange via telephone. Call the Fund to learn more about exchanges. If you purchased shares of the Fund through your financial intermediary, please contact your financial intermediary to determine if you may take advantage of the exchange policies described in this section and for its policies to effect an exchange.
The Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt the Fund’s performance and shareholders. Therefore, the Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively. The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.
REDEMPTION OF SHARES
You may redeem shares of the Fund by contacting your financial advisor, by mail or, if authorized, by telephone or wire. The Fund does not charge a fee for making redemptions, except that the Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase unless such shares are held in separately managed accounts of the Adviser. The redemption fee may be waived with the approval of the Board of Trustees. The redemption fee also may be waived by the Adviser or an officer of the Fund, provided such waivers are reported to the Board of Trustees. If you purchased your shares through a broker-dealer or other financial intermediary, please contact your broker-dealer or financial intermediary for information regarding how to sell your shares.
By Mail.
  You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – LKCM Aquinas Catholic Equity Fund	LKCM Funds – LKCM Aquinas Catholic Equity Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bank Global Fund Services post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices. The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee or financial intermediary receives such orders. The Fund is not responsible for the failure of a broker-dealer or financial intermediary to transmit a purchase or redemption order in proper form and in a timely manner.
After your request is in “good order,” the Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following documentation:
(a) The share certificates, if issued;

16

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
(c) Any required signature guarantees; and
(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans, and other organizations.
Signature Guarantees.
  To protect your account, the Fund and U.S. Bank Global Fund Services from fraud, signature guarantees are required to enable the Fund to verify the identity of the person that has authorized a redemption from an account. Signature guarantees, from either a Medallion program member or a non-Medallion
program member, are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 calendar days. In addition to the situations described above, the Fund and/or the Transfer Agent reserves the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. The Fund reserves the right to waive any signature guarantee requirement in its discretion.
Non-financial
transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP).
A notary public is not an acceptable signature guarantor
. Please contact the Fund at
1-800-423-6369
for further details.
By Telephone.
  If you indicated on your New Account Application or have subsequently arranged in writing to do so, you may redeem shares by calling the Fund. You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank. You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account. Other redemption fees may be applicable. See the section titled “Other Redemption Information” below. The Transfer Agent imposes a $15 fee for each wire redemption. There is no charge for an electronic funds transfer, however the funds may not be available for
2-3
days. The redemption proceeds will be paid to the same bank and account as designated on the New Account Application or in written instructions subsequently received by the Fund. No telephone redemptions may be made within 15 days of any address change.
If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Fund at the address listed in the section entitled “Redemption of Shares – By Mail.” The investor must sign such requests. Further documents and signature verifications may be required.
The Fund reserves the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time. The Fund and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify or provide certain personal identification information. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. Once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to elect not to withhold tax will generally be subject to 10% withholding.
Shares held in IRA or other retirement plan accounts may be redeemed by telephone at
1-800-423-6369.
Investors will be asked whether to withhold taxes from any distribution.
30-Day
Redemption Fee
.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee. This fee will be deducted from the proceeds of your redemption. For purposes of applying the fee, the first day of the holding period is trade date plus one. The holding period will be determined on a
“first-in,
first-out”
basis, meaning the Fund shares purchased first will be redeemed first. The redemption fee will not apply to shares of the Fund held in accounts separately managed by the Adviser. The redemption fee may be waived with the approval of the Board of Trustees. The redemption fee also may be waived by the Adviser or an officer of the Fund, provided such waivers are reported to the Board of Trustees. Transactions in shares of the Fund by financial intermediaries with whom the Fund does not have information sharing agreements in place may be subject to the redemption fee. The redemption fee will be retained by the Fund for the benefit of its shareholders.

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Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program.
Other Redemption Information.
  Payment of the redemption proceeds will normally be made within seven calendar days after receipt of a redemption request in “good order.” Redemption proceeds for shares of the Fund purchased by check or electronic funds transfer through the ACH network may not be distributed until payment for the purchase has been collected, which may take up to seven business days. Shareholders can avoid this delay by utilizing the wire purchase option.
Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.
Normally, redemption proceeds paid via check will be sent via mail within two business days following the business day the Fund receives the redemption order (assuming the order is received in good order prior to the time as of which the day’s NAV is calculated), while redemption proceeds paid via ACH and electronic fund transfers will generally be sent to your bank account within two business days following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which the day’s NAV is calculated). However, payment of redemption proceeds may take up to 7 calendar days. In addition, the Fund may suspend the right of redemption or postpone redemptions when the NYSE is closed (other than customary weekend and holiday closings) or under any other emergency circumstances permitted by the SEC.
If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to seven business days from the date of purchase). If your account is held through an intermediary, redemption proceeds will generally be paid to the intermediary within two business days following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which that day’s NAV is calculated).
The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include redeeming in kind. The Fund has reserved the right to redeem in kind (
i.e.,
in securities) any redemption request during any
90-day
period in excess of the lesser of: (i) $250,000 or (ii) 1% of the Fund’s NAV being redeemed. If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.
TRANSFER OF REGISTRATION
The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701. As in the case of redemptions, the written request with signature(s) guaranteed must be received in “good order.”
PAYMENTS TO FINANCIAL INTERMEDIARIES
The Fund and the Adviser make payments to certain financial intermediaries in connection with the promotion and sale of shares of the Fund and as compensation for shareholder-related services, including administrative, sub-transfer
agency, recordkeeping and shareholder communications services. The Fund and the Adviser also pay such compensation to make shares of the Fund available to investors through certain fund platforms, supermarkets or similar programs or for services provided in connection with such platforms, supermarkets and programs. These payments generally benefit the Fund and may provide applicable financial intermediaries with an incentive to recommend sales of shares of the Fund over other potential investments.
The Fund and the Adviser compensate financial intermediaries differently depending upon the level and type of services provided by such financial intermediaries. The compensation paid to a financial intermediary may be based on a variety of factors, including average net assets of the Fund distributed and/or serviced by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund. Compensation paid by the Fund for distribution-related expenses are made from the Fund’s Rule
12b-1
fees. Compensation paid by the Adviser or its affiliates includes amounts from the Adviser’s or its affiliates’ own resources and constitute what is sometimes referred to as “revenue sharing.”
Any compensation received by a financial intermediary, whether from the Fund or the Adviser, and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend shares of the Fund over other potential investments. You should ask your financial intermediary for details about any such payments it receives from the Fund or the Adviser, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this Prospectus.
VALUATION OF SHARES
Calculation of NAV.
   The NAV per share is computed by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares of the Fund. The NAV per share is normally determined as of the scheduled close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is scheduled to be open for

18

business. The NAV normally is not determined on days the NYSE is scheduled to be closed. The NYSE is scheduled to be closed on weekends and most national holidays. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund. The Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.
Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price. Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.
Fair Value Procedures for the Fund.
  The Board of Trustees has established policies and procedures that authorize the Adviser to fair value a security in good faith if, among other things, the Adviser determines that (i) closing prices of foreign securities do not reflect their fair market value due to events that occur between the closing of foreign markets and the time at which the Fund calculates its NAV, (ii) trading in a security is halted and does not resume prior to the closing of the exchange or other market on which such security normally trades, or (iii) the price for such security provided by the Fund’s independent pricing services appears invalid, is not readily available, or otherwise provides a valuation that in the judgment of the Adviser does not represent the fair market value of such security. The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities. For foreign securities, such fair value prices may be based on such independent pricing services’ proprietary multi-factor models that measure movements in relevant indices, market indicators and other factors between the time the relevant foreign markets have closed and the Fund calculates its NAV.
The trading hours for most foreign securities end prior to the scheduled close of the NYSE, generally the time as of which the Fund’s NAV is calculated. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price, unless events materially affecting the value of foreign securities occur. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market and/or movements in relevant indices or other appropriate market indicators) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events and other factors, when it calculates its NAV. Consequently, fair valuation of portfolio securities may occur on a daily basis. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which the NAV is calculated. Because some foreign markets are open on days when the Fund does not price its shares, the value of the Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares. If the Fund utilizes fair value pricing, the fair values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations may remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. There can be no assurance that the Fund can obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
DIVIDENDS AND OTHER DISTRIBUTIONS
The Fund intends to declare and pay income dividends at least on an annual basis. The Fund intends to distribute net capital gains, if any, on an annual basis. The Fund may make an additional distribution if necessary to avoid federal income or excise taxes or as otherwise approved by the Board of Trustees.
Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing or by calling the Fund at least five days prior to the record date of the distribution. If a shareholder elects to receive distributions in cash and the U.S. Postal Service cannot deliver the shareholder’s check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the amount of the distribution check in the shareholder’s account at the distributing Fund’s then-current NAV per share and to reinvest all subsequent distributions.

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TAXES
Dividends, whether paid in cash or reinvested in additional shares, from the Fund’s net investment income, the excess of its net short-term capital gains over its net long-term capital loss and its net gains from certain foreign currency transactions, if any, will be taxable to shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except as noted in the following sentence. The Fund’s dividends attributable to its “qualified dividend income” (
i.e
., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to federal income tax for individual and certain other non-corporate
shareholders (each, a
“non-corporate
shareholder”) who satisfy those restrictions with respect to the shares on which the Fund dividends were paid at the lower rates for long-term capital gains – a maximum of 15% for a single shareholder with taxable income not exceeding $445,850 ($501,600 for married shareholders filing jointly) and 20% for non-corporate
shareholders with taxable income exceeding those respective amounts (which apply for 2021 and will be adjusted for inflation annually thereafter). A portion of the Fund’s dividends – not exceeding the aggregate dividends it receives from domestic corporations only – also may be eligible for the dividends-received deduction allowed to corporations (“DRD”), subject to similar holding period and other restrictions. There can be no assurance as to what portion, if any, of the Fund’s distributions will constitute qualified dividend income or be eligible for the DRD.
Distributions to
non-corporate
shareholders of net capital gain (that is the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if the Fund makes a certain election, any net capital gain that is retained by the Fund), will be taxable as long-term capital gain, at the 15% and 20% maximum rates mentioned above; capital gain distributions to corporate shareholders will be subject to federal income tax at the same rate as ordinary income, 21%. The classification of the Fund’s capital gain distribution or retained net capital gain (and, consequently, the applicable tax rate) is determined by the length of time that the Fund has held the securities that generated the gain and not the length of time you have held shares in the Fund. Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by the Fund.
Any dividends and other distributions the Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year. If you purchase shares of the Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.
When a shareholder redeems shares of the Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares. Any capital gain a non-corporate
shareholder recognizes on a redemption of Fund shares that have been held for more than one year will qualify for the 15% and 20% maximum rates mentioned above. In addition, if shares of the Fund are bought within 30 days before or after redeeming at a loss other shares of that Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares.
The Fund is required by federal law to withhold and remit to the U.S. Treasury
24% of dividends, capital gain distributions and redemption proceeds, (regardless of the extent to which gain or loss may be realized) otherwise payable to non-corporate
shareholders who fail to certify that the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to a non-corporate
shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly; or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.
An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions the Fund pays and net gains realized on the redemption or exchange of Fund shares), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.
A shareholder’s basis in shares of the Fund that he or she acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing, which may be electronic, to use a different acceptable basis determination method, such as a specific identification method. The Fund, or its administrative agent, must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares. See “Taxation” in the Statement of Additional Information for a description of the rules regarding that election and the Fund’s reporting obligation. Fund shareholders should consult with their tax advisers to determine the best
IRS-accepted
basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

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Dividends and other distributions the Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.
The foregoing summarizes some of the important federal income tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund should see the Statement of Additional Information for further information regarding the tax consequences of investing in the Fund and consult their tax advisers with specific reference to their own tax situation.
INDEX DESCRIPTIONS
The Lipper
Large-Cap
Core Funds Index is an unmanaged index generally considered representative of large cap core mutual funds tracked by Lipper, Inc. A direct investment in an index is not possible.
The S&P 500
®
Index is an unmanaged capitalization-weighted index of 500 selected stocks that is generally considered representative of the performance of large capitalization companies in the U.S. stock market. A direct investment in an index is not possible.
ADDITIONAL INFORMATION
The LKCM Funds (the “Trust”) enters into contractual arrangements with various parties, including among others, the Fund’s investment adviser, principal underwriter, custodian and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this Prospectus nor the Statement of Additional Information is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived. Nothing in this Prospectus, the Statement of Additional Information or the Fund’s reports to shareholders is intended to provide investment advice and should not be construed as investment advice.

21

FINANCIAL HIGHLIGHTS
The financial highlights table set forth below is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been derived from the Fund’s financial statements and financial highlights, which have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements and financial highlights, is incorporated by reference in the Statement of Additional Information and included in the Fund’s annual report for the year ended December 31, 2020, which is available free of charge upon request.

	LKCM AQUINAS CATHOLIC EQUITY FUND

	Year Ended December 31,
	2020	2019	2018	2017	2016 (1)
Net Asset Value – Beginning of Period	$15.06	$12.80	$17.19	$15.40	$15.17

Net investment income	0.06 (2)	0.07 (2)	0.06 (2)	0.05	0.04
Net realized and unrealized gain (loss) on investments	3.59	3.92	(1.46)	3.16	1.41

Total from investment operations	3.65	3.99	(1.40)	3.21	1.45

Dividends from net investment income	(0.06)	(0.08)	(0.07)	(0.05)	(0.04)
Distributions from net realized gains	(1.12)	(1.65)	(2.92)	(1.37)	(1.18)

Total dividends and distributions	(1.18)	(1.73)	(2.99)	(1.42)	(1.22)

Net Asset Value – End of Period	$17.53	$15.06	$12.80	$17.19	$15.40

Total Return	24.28%	31.16%	(7.96)%	20.79%	9.52%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$53,862	$47,408	$45,332	$71,058	$62,997
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.48%	1.51%	1.44%	1.43%	1.66%
After expense waiver and/or reimbursement (3)	1.00%	1.00%	1.00%	1.00%	1.23%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.12)%	(0.05)%	(0.12)%	(0.14)%	(0.15)%
After expense waiver and/or reimbursement (3)	0.36%	0.46%	0.32%	0.29%	0.28%
Portfolio turnover rate	17%	12%	14%	18%	18%

(1)
Effective upon the close of business on July 29, 2016, the LKCM Aquinas Growth Fund and the LKCM Aquinas Small Cap Fund were reorganized into the LKCM Aquinas Value Fund and the Fund was renamed the LKCM Aquinas Catholic Equity Fund. Activity after July 29, 2016 reflects the Funds’ combined operations.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)
Effective August 1, 2016, the Fund’s investment adviser contractually agreed to lower the expense cap for the Fund from 1.50% to 1.00% of the Fund’s average daily net assets and the fees charged under the Fund’s Rule
12b-1
plan changed from 0.25% per annum to 0.10% per annum as of August 1, 2016.

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LKCM FUNDS
FOR MORE INFORMATION
You may obtain the following and other information on the LKCM Funds free of charge:
Statement of Additional Information (SAI) dated May 1, 2021, as it may be supplemented from time to time
The SAI is incorporated into this Prospectus by reference (
i.e.,
legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management.
Annual and Semi-Annual Reports to Shareholders
The financial statements included in the Fund’s annual report are incorporated herein by reference. The annual and semi-annual reports provide the Fund’s most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.
TO RECEIVE ANY OF THESE DOCUMENTS FREE OF CHARGE OR MAKE INQUIRIES TO THE FUND:
By Telephone:
1-800-423-6369
By Mail:
LKCM Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
On the Internet:
Electronic versions of Fund documents can be viewed online or downloaded free from the EDGAR database on the SEC’s Internet site at: www.sec.gov or from the Fund’s website at
www.aquinasfunds.com
.
From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the
e-mail
address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service.
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
Investment Company Act File #
811-08352

LKCM FUNDS

LKCM SMALL CAP EQUITY FUND

(LKSCX)

LKCM SMALL-MID CAP EQUITY FUND

(LKSMX)

LKCM EQUITY FUND

(LKEQX)

LKCM BALANCED FUND

(LKBAX)

LKCM FIXED INCOME FUND

(LKFIX)

LKCM INTERNATIONAL EQUITY FUND

(LKINX)

301 COMMERCE STREET, SUITE 1600

FORT WORTH, TEXAS 76102

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of each of the above series of LKCM Funds (each a “Fund” and collectively the “Funds”) dated May 1, 2021, as such Prospectus may be supplemented or revised from time to time. A copy of the Prospectus may be obtained without charge by calling the Funds at (800) 688 -LKCM or by visiting www.lkcmfunds.com.

The Funds’ audited financial statements for the year ended December 31, 2020 are incorporated herein by reference to the Funds’ 2020 Annual Report. A copy of the Annual Report may be obtained without charge by calling the Funds at (800) 688 -LKCM or by visiting www.lkcmfunds.com.

In deciding whether to invest in one or more Funds, you should rely on information in this SAI and the Prospectus. The Funds have not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

Luther King Capital Management Corporation (the “Adviser”) serves as the investment adviser for the Funds.

i

FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

The LKCM Funds (the “Trust”) is an open-end, diversified, management investment company. Each Fund is a diversified and separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994 (as amended, the “Declaration of Trust”). The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series. Currently, the Trust offers seven series, six of which are the LKCM Small Cap Equity Fund (“Small Cap Equity Fund”), LKCM Small-Mid Cap Equity Fund (“Small-Mid Cap Equity Fund”), LKCM Equity Fund (“Equity Fund”), LKCM Balanced Fund (“Balanced Fund”), LKCM Fixed Income Fund (“Fixed Income Fund”) and LKCM International Equity Fund (“International Equity Fund”) (the “Funds”) and described more fully herein.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series (the proceeds of which would be invested in separate, independently managed funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series only and would be subject to the liabilities related thereto.

When issued, the shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable. There are no conversion rights. Each share of a Fund is entitled to participate equally in dividends and capital gain distributions and in the assets of the Fund in the event of liquidation. The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in the shareholder’s name on the books of a Fund.

The Funds are not required, and do not intend, to hold regular annual shareholder meetings. The Funds may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies. The Trust will assist in shareholder communication in such matters to the extent required by law.

Shares of the Funds do not currently charge a Rule 12b-1 fee. More information regarding the Rule 12b-1 Plans can be found under the sub-heading “Distribution Plan.”

SHAREHOLDER AND TRUSTEE LIABILITY

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

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INVESTMENT LIMITATIONS

ALL FUNDS

The Funds are subject to the following restrictions, which are fundamental policies and may not be changed without the approval of a majority of a Fund’s outstanding voting securities. As used herein, a “majority of a Fund’s outstanding voting securities” means the lesser of: (1) at least 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

As a matter of fundamental policy, each Fund will not:

(1)	invest in physical commodities or contracts on physical commodities;

(2)

purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

(3)

make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) with respect to the Small Cap Equity, Small-Mid Cap Equity, Balanced, Fixed Income, and International Equity Funds, by lending their portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules and regulations or interpretations of the Securities and Exchange Commission (“SEC”) thereunder;

(4)	with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)

with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

(6)

borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) with respect to the Small Cap Equity, Small-Mid Cap Equity, Balanced, Fixed Income, and International Equity Funds in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings); and the Small Cap Equity, Small-Mid Cap Equity, Equity, and International Equity Funds cannot buy additional securities if they borrow more than 5% of their total assets; provided, however, with respect to the International Equity Fund, that the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments and margin deposits, security interests, liens and collateral arrangements with respect to such instruments shall not constitute borrowing;

(7)

underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in the disposition of restricted securities);

(8)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

(9)

issue senior securities, except that this limitation shall not apply to: (i) evidence of indebtedness which the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the investment or a Fund’s assets will not require the sale of securities.

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The Funds are also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees of the Trust (the “Board of Trustees”) without shareholder approval. As a matter of non-fundamental policy, each Fund will not:

(1)

purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions. Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

(2)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

(3)

invest more than an aggregate of 15% of the net assets of a Fund in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options;

(4)

invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations, or except as may otherwise be permitted by the 1940 Act;

(5)	write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

(6)

with respect to each of the Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund, Fixed Income Fund and International Equity Fund, make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Funds are described in detail in the summary prospectuses under the caption “Principal Investment Strategies” and in the statutory prospectus under the caption “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds.” These sections provide a description of the securities in which a Fund principally may invest to achieve its investment objective, the principal strategies it may employ and the corresponding risks of such securities and strategies. The greatest risk of investing in a Fund is that its returns will fluctuate and you could lose money. Past events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets could experience volatility and turmoil.

Reduced liquidity in equity, credit and fixed income markets may adversely affect many issuers worldwide. Market turbulence may have an adverse effect on the Funds. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally.

DERIVATIVES (International Equity Fund Only)

Generally, a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset, currency, or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. The value of certain derivative securities is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference assets).

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Prior to 2012, advisers of registered investment companies that trade commodity interests (such as futures contracts, options on futures contracts and non-deliverable forwards), were excluded from regulation as commodity pool operators (“CPOs”) pursuant to Commodity Futures Trading Commission (“CFTC”) Regulation 4.5. In 2012, the CFTC amended Regulation 4.5 to dramatically narrow this exclusion, which was further amended on December 10, 2019. Under the amended Regulation 4.5 exclusion, in order to rely on the exclusion a fund’s commodity interests other than those used for bona fide hedging purposes (as defined by the CFTC) — must be limited such that the aggregate initial margin and premiums required to establish the positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) do not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of the positions, determined at the time the most recent position was established, does not exceed 100% of a fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Further, to qualify for the exclusion in amended Regulation 4.5, a fund must satisfy a marketing test, which requires, among other things, that a fund not hold itself out as a vehicle for trading commodity interests. The International Equity Fund’s ability to use these instruments also may be limited by federal income tax considerations. See the section entitled “Taxation.”

Derivatives may involve significant risk. Some derivatives have the potential for unlimited loss, regardless of the size of the International Equity Fund’s initial investment. Not all derivative transactions require a counterparty to post collateral, which may expose the International Equity Fund to greater losses in the event of a default by a counterparty.

Derivatives may be illiquid and may be more volatile than other types of investments. The International Equity Fund may buy and sell derivatives that are neither centrally cleared nor traded on an exchange. Such derivatives may be subject to heightened counterparty, liquidity and valuation risk.

On October 28, 2020, the SEC adopted new Rule 18f-4 (the “Derivatives Rule”), replacing the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. For a fund using a significant amount of derivatives, the Derivatives Rule mandates a fund adopt and/or implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivatives Rule provides an exception for a fund with derivatives exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. Complying with the Derivatives Rule may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The full impact of the Derivatives Rule on a Fund remains uncertain, but due to the compliance timeline within the Derivatives Rule, it is unlikely that a Fund will be required to fully comply with the requirements until August 19, 2022.

Regulations adopted by the banking regulators require certain banks to include in a range of financial contracts, including many derivatives contracts, terms delaying or restricting default, termination and other rights in the event that the bank and/or its affiliates become subject to certain types of resolution or insolvency proceedings. The regulations could limit a Fund’s ability to exercise a range of cross-default rights if its counterparty, or an affiliate of the counterparty, is subject to bankruptcy or similar proceeding. Such regulations could further negatively impact a fund’s use of derivatives.

Transactions in derivatives may expose the International Equity Fund to an obligation to another party and, as a result, the Fund may need to “cover” the obligation or segregate liquid assets in compliance with SEC guidelines, as discussed under “Cover and Asset Segregation.”

Cover and Asset Segregation. The International Equity Fund may make investments or employ trading practices that obligate the International Equity Fund, on a fixed or contingent basis, to deliver an asset or make a cash payment to another party in the future. The International Equity Fund will comply with guidance from the U.S. Securities and Exchange Commission (the “SEC”) with respect to coverage of certain investments and trading practices. This guidance requires segregation (which may include earmarking) by the International Equity Fund of cash or liquid assets with its custodian or a designated sub-custodian to the extent the International Equity Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security or financial instrument or by offsetting portfolio positions.

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For example, if the International Equity Fund enters into a currency forward contract to sell foreign currency on a future date, the International Equity Fund may cover its obligation to deliver the foreign currency by segregating cash or liquid assets having a value at least equal to the value of the deliverable currency on a marked to market basis. Alternatively, the International Equity Fund could cover its obligation by entering into an offsetting transaction to acquire, on or before the date such foreign currency must be delivered, an amount of foreign currency at least equal to the deliverable amount at a price at or below the sale price to be received by the International Equity Fund under the currency forward contract.

The International Equity Fund’s approach to asset coverage may vary among different types of transactions. For example, if the International Equity Fund’s forward obligation on the transaction is only to make a cash payment equal to the amount, if any, by which the value of the International Equity Fund’s position is less than that of its counterparty, the International Equity Fund will segregate cash or liquid assets equal to that difference calculated on a daily marked-to-market basis (a “net amount”).

Inasmuch as the International Equity Fund covers its obligations under these transactions as described above, the Adviser and the International Equity Fund believe such obligations do not constitute senior securities. Earmarking or otherwise segregating a large percentage of the International Equity Fund’s assets could impede the Adviser’s ability to manage the Fund’s portfolio.

Forward Foreign Currency Contracts. The International Equity Fund may enter into forward foreign currency contracts (“forward currency contracts”). A forward currency contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Because these forward currency contracts normally are settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers.

Forward currency contracts may serve as long hedges. For example, the International Equity Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges. For example, the International Equity Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency. The International Equity Fund may enter into forward currency contracts to sell a foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its respective portfolio securities denominated in such foreign currency. In addition, the International Equity Fund may use forward currency contracts when the Adviser wishes to “lock in” the U.S. dollar price of a security when the International Equity Fund is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency. The International Equity Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the International Equity Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The International Equity Fund may use forward currency contracts to seek to hedge against changes in the value of a particular currency by using forward currency contracts on another foreign currency or a basket of currencies, the value of which the Adviser believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged. In addition, the International Equity Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the International Equity Fund owned securities denominated in a foreign currency that the Adviser believed would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that involve two foreign currencies are sometimes referred to as “cross hedging.” Use of a different foreign currency magnifies the International Equity Fund’s exposure to foreign currency exchange rate fluctuations.

The cost to the International Equity Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When the International Equity Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

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Sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought, respectively. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the International Equity Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the International Equity Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the International Equity Fund would continue to be subject to market risk with respect to the position and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

The precise matching of forward currency contract amounts and the value of securities whose U.S. dollar value is being hedged by those contracts involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the International Equity Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The International Equity Fund bears the risk of loss of the amount expected to be received under a forward currency contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the International Equity Fund may have contractual remedies pursuant to the forward currency contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the International Equity Fund’s rights as a creditor.

Non-Deliverable Currency Forwards. The International Equity Fund also may enter into non-deliverable currency forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”), generally on currencies that are non-convertible, and may be thinly traded or illiquid. NDFs involve an obligation to pay a U. S. dollar amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to other forward currency contracts, NDFs do not require physical delivery of each Reference Currency on the settlement date. Rather, on the settlement date, one counterparty pays the Settlement Amount. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars. The International Equity Fund will typically use NDFs for hedging purposes or for direct investment in a foreign country for income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the International Equity Fund, and the cost of such strategies may reduce the Fund’s returns.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. In addition, pursuant to the Dodd-Frank Act and regulations adopted by the CFTC in connection with implementing the Dodd-Frank Act, NDFs are deemed to be swaps, and consequently commodity interests for purposes of amended Regulation 4.5.

Although NDFs have historically been traded OTC, in the future pursuant to the Dodd-Frank Act, they may be exchange-traded. Under such circumstances, they will be centrally cleared and a secondary market for them will exist. All NDFs are subject to counterparty risk, which is the risk that the counterparty will not perform as contractually required under the NDF. With respect to NDFs that are centrally-cleared, the International Equity Fund could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

6

Futures Contracts. The International Equity Fund may enter into futures contracts. Futures contracts obligate a purchaser to take delivery of, or cash settle, a specific amount of a commodity, security or obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the International Equity Fund is required to deposit “initial margin” consisting of cash or U.S. Government Securities in an amount set by the exchange on which the contract is traded and varying based on the volatility of the underlying asset. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the International Equity Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the International Equity Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments (sometimes referred to as “maintenance margin” payments) are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the International Equity Fund’s obligations to or from a futures broker. When the International Equity Fund purchases or sells a futures contract, it is subject to daily or even intraday variation margin calls that could be substantial in the event of adverse price movements. If the International Equity Fund has insufficient cash to meet daily or intraday variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that trades that contract. There can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

Although many futures contracts by their terms call for the actual delivery or acquisition of the underlying asset, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the International Equity Fund will incur brokerage fees when it purchases or sells futures contracts.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the International Equity Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The International Equity Fund would continue to be subject to market risk with respect to the position. In addition, the International Equity Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

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The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the Adviser may still not result in a successful transaction.

Futures contracts also entail other risks. Although the use of such contracts may benefit the International Equity Fund, if investment judgment about the general direction of, for example, an index is incorrect, the International Equity Fund’s overall performance would be worse than if it had not entered into any such contract. There are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the International Equity Fund’s return. There can be no guarantee that the use of options will increase the International Equity Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

By writing put options, the International Equity Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the International Equity Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the International Equity Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the International Equity Fund may be obligated to deliver instruments underlying an option at less than the market price. When the International Equity Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the International Equity Fund has written is exercised, the International Equity Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The International Equity Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the International Equity Fund has purchased is never exercised or closed out, the International Equity Fund will lose the amount of the premium it paid and the use of those funds. Options on futures contracts may be subject to additional risks, including risks associated with the underlying futures contract.

EQUITY RELATED SECURITIES

The equity securities in which the Funds may invest include American Depositary Receipts (“ADRs”), common stocks, securities convertible into common stock (“convertible securities”), preferred stocks, shares of real estate investment trusts (“REITs”), rights and warrants.

ADRs. ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. ADRs are not considered to be foreign securities when calculating a Fund’s foreign securities limitations, but such securities may be subject to many of the same risks as foreign securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency. ADRs may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.

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In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. The issuers of unsponsored depositary receipts generally are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security. Please see “Foreign and Emerging Market Securities” below for a description of the risks associated with investments in foreign securities.

Common Stocks. Common stocks represent the residual ownership interest in the issuer and are generally subordinate to all of its other obligations, including preferred stock. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, factors affecting companies in the same industry or sector, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the particular company, such as currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or traded over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Convertible Securities. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, may entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to holders of similar non-convertible securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

Preferred Stocks. Preferred stock generally offers a stated dividend rate payable from the corporation’s earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities. Dividends on some preferred stock may be “cumulative” if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

Real Estate Investment Trusts. The Funds may invest in shares of REITs. Equity REITs invest in income-producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development, and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. Hybrid REITs may invest in both real estate and real estate loans.

Unlike most corporations (and trusts and associations otherwise taxable as such for federal tax purposes), REITs do not have to pay federal income tax on net income and net realized gains they distribute to their shareholders if they meet certain requirements of the Internal Revenue Code of 1986, as amended. To qualify for that treatment, a

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REIT must, among other things, (1) distribute to its shareholders for each taxable year at least 90% of the sum of its “real estate investment trust taxable income” (which includes all net realized capital gains) and certain other income and (2) derive at least 75% of its gross income each taxable year from rents from real property, interest on mortgages secured by real property, gains from the disposition of real property or such mortgages, and certain other real estate related income. The failure of a company in which a Fund invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Fund. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

REITs are subject to real estate industry risk. These risks may include the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT’s performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of federal tax treatment as a REIT will also affect an individual REIT’s after-tax performance.

REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods in an environment of rising interest rates. In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear its proportionate share of those fees and expenses, which can be significant.

Rights and Warrants. Rights and warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying equity security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Securities Subject to Special Situations. The Funds may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced or is anticipated. Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business and regulatory climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of a Fund thereby increasing its brokerage and other transaction expenses and be more speculative.

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FOREIGN AND EMERGING MARKET SECURITIES

Foreign Securities. The Funds may invest in securities of foreign issuers. The Balanced Fund may invest up to 10% of its total assets in foreign securities. Investing in foreign issuers involves certain special considerations that are not typically associated with investing in securities of U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, the Funds may purchase or sell non-U.S. currency futures contracts and options on non-U.S. currency futures, and the Funds may temporarily hold invested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although each Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds’ foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value, especially for emerging market securities. Foreign markets have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Funds are not invested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. The inability of the Funds to dispose of portfolio securities due to settlement problems could result in losses to the Funds due to subsequent declines in value of the securities or, if the Funds have entered into a contract to sell the securities, could result in possible liability to the purchaser.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Certain foreign governments levy withholding or other taxes against dividend and interest income paid by citizens or corporations operating therein to investors from other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of those taxes will reduce a Fund’s income received from an issuer subject thereto.

Investing in foreign securities may involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time a Fund computes its current NAV, causes a change in the price of the foreign securities and such price is not reflected in the Funds’ current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on such pricing discrepancies.

Securities of European Issuers. A Fund’s performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits and the resource self-sufficiency of European countries.

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The Economic and Monetary Union (“EMU”) of the European Union (“EU”) is comprised of EU members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. The EMU requires Eurozone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, fiscal and monetary controls, and other factors, each of which may significantly impact every European country and their economic partners. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate of the euro, the threat of default or actual default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on the economies of other EU member countries and major trading partners outside Europe.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns relating to economic downturns, rising government debt levels and national unemployment and the possible default of government debt in several European countries. Several countries have agreed to multi-year bailout loans from the European Central Bank, the European Stability Mechanism, the International Monetary Fund, and other institutions and supra-governmental agencies. Responses to financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have unintended consequences. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries, and can affect exposures to other EU countries and their financial companies as well. In addition, issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. The manner in which the EU and EMU responded to the global recession and sovereign debt issues raised questions about their ability to react quickly to rising borrowing costs and the potential default by an EU country of its sovereign debt and revealed a lack of cohesion in dealing with the fiscal problems of member states. Escalating trade tensions among European countries and between European countries and the U.S. may reduce trade between and among these countries or increase the costs of such trade, which could have an adverse effect on those countries’ economies and their issuers.

Secessionist movements, such as the Catalan movement in Spain, as well as government or other responses to such movements, may also create instability and uncertainty in the region. Ukraine has experienced ongoing military conflict; this conflict may expand, and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and materially impact a Fund.

In a referendum held on June 23, 2016, the United Kingdom (the “UK”) resolved to leave the EU (referred to as “Brexit”). On December 31, 2020, the UK officially left the EU. The UK and the EU reached a trade agreement on December 31, 2020, which is due to be ratified by all applicable UK and EU governmental bodies by April 30, 2021 (unless this date is extended). The period following the UK’s withdrawal from the EU is expected to be one of significant political and economic uncertainty particularly until the UK government and EU member states agree and implement the terms of the UK’s future relationship with the EU. Brexit may create additional economic stresses for the UK, which may include causing a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. A Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by a Fund. In addition, Brexit may also have a destabilizing impact on the EU or the EMU to the extent that other member states similarly seek to withdraw from the EU or the EMU. Any further exits from the EU or the EMU would likely cause additional market disruptions globally, impact the market values of EU and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, create more volatile and illiquid markets, and introduce new legal and regulatory uncertainties.

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Emerging Market Investments. Investing in emerging markets can have more risk than investing in developed foreign markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities from more developed markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic or geopolitical developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. The risks of investing in these markets may be exacerbated relative to investments in developed markets and investments in these countries may be subject to erratic and abrupt price movements. In addition, emerging markets may impose capital restrictions and thus, may adversely affect the operations of a Fund and certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. In addition to withholding taxes on investment income, some countries in emerging markets may impose differential capital gain taxes on foreign investors. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed markets. The less developed the country, the greater effect these risks may have on your investment in a Fund.

Emerging markets have evolved in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these emerging markets will continue to present viable investment opportunities for a Fund. In the past, governments of countries in emerging markets have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that a Fund could lose the entire value of its investments in the affected markets.

Some economies are less well developed and less diverse and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. The economies of emerging market countries may be based predominately on only a few industries or may be dependent on revenues from participating commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Many of these countries are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European, Russian or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

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A Fund may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain emerging market countries, either individually or in combination with other shareholders. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities. Additionally, in certain emerging market countries, fraud, corruption and attempts at market manipulation may be more prevalent than in developed market countries. Shareholder claims that are common in the U.S. and are generally viewed as determining misconduct, including class action securities law and fraud claims, generally are difficult or impossible to pursue as a matter of law or practicality in many emerging markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available for issuers in more developed markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies or issuers in more developed markets are subject. In certain countries with emerging markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S. may not be applicable. Emerging market investments may be substantially less liquid and more volatile than those of more developed markets, and securities may be held by a limited number of investors. This may adversely affect the timing and pricing of a Fund’s acquisition or disposal of emerging market investments.

The laws in certain emerging market countries may be based upon or be highly influenced by religious codes or rules. The interpretation of how these laws apply to certain investments may change over time, which could have a negative impact on those investments and a Fund.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund may use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context. The organizational structures of certain issuers in emerging markets may limit investor rights and recourse.

Regulatory authorities in some emerging markets currently do not provide the Public Company Accounting Oversight Board with the ability to inspect public accounting firms as required by U.S. law, including sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, which potentially could expose investors to significant risks.

FIXED INCOME SECURITIES

The fixed income securities in which the Funds may invest include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and securities issued by domestic or foreign corporations and other entities. The Fixed Income Fund invests under normal circumstances at least 80% of its net assets in a portfolio of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Recent Fixed Income Market Events. The U.S. Federal Reserve (the “Federal Reserve”) has taken numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The ultimate effects of these and other efforts that may be taken are not yet known, and it is not known whether and to what extent they will be successful. The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Over the past several years, the United States has moved away from tighter legislation and regulation impacting businesses and the financial services industry. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time. Policy changes by the U.S. Government, the Federal Reserve or the central banks may expose a Fund’s investments in debt securities and the fixed income markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s

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investments and share price to decline. To the extent that a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance, and have trouble selling investments to meet shareholder redemptions.

Ratings. As noted above, all of the Funds may invest in various fixed income securities, including fixed income securities that are rated at the time of purchase as investment grade by a nationally recognized statistical rating organization (“NRSRO”), such as S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Ratings, Inc. (“Fitch”), or of equivalent quality as determined by the Adviser. Investment grade fixed income securities include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

•	Bonds or bank obligations rated in one of the four highest categories (such as BBB- or higher by S&P);

•	Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P); and

•	Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P).

Investment grade fixed income securities are generally perceived to have a lower degree of credit risk. However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities. If a security’s rating falls below that required at the time of purchase, the Adviser will consider what action, if any, should be taken consistent with a Fund’s investment objective. Additional information concerning securities ratings is contained in Appendix A to this SAI.

U.S. Government Agency Securities. U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government may provide financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will do so, since it is not so obligated by law. U.S. Government agency obligations and repurchase agreements secured thereby are primarily subject to market risk, credit risk and interest rate risk.

U.S. Treasury Obligations. U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (principal or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (principal or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATs”), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

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Investment Grade Fixed Income Securities. The Funds may invest in fixed income securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments) rated as investment grade at the time of purchase by a NRSRO.

Even fixed income securities rated investment grade by a NRSRO possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating fixed income securities in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit ratings may not be correct and credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security’s market value. Changes in economic conditions or other circumstances may lead to a weakened capacity of the issuer to make principal and interest payments on such securities.

The Funds will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser may take into consideration, among other things, the issuer’s financial resources and ability to cover its interest and fixed charges, factors relating to the issuer’s industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality fixed income securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality fixed income securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of fixed income securities may adversely affect the net asset value of a Fund if it invests in such securities. At this time, interest rates are at or near historic lows. In the future, interest rates may increase, perhaps significantly and/or rapidly, thereby heightening a Fund’s exposure to the risks associated with rising interest rates. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality fixed income securities and is very thin for some fixed income securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for a Fund to obtain information for purposes of valuing the Fund’s portfolio. Pricing data is generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the ability to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Variable and Floating Rate Obligations. The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are generally less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

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The floating rate obligations in which a Fund invests typically have multiple reset periods during the year with each reset period applicable to a designated portion of the obligations. If a Fund does so, it will consider the shortened period to be the adjustment period of the obligations. As short-term interest rates rise, interest payable to a Fund should increase. As short-term interest rates decline, interest payable to the Fund should decrease. The amount of time that will pass before a Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund’s portfolio of obligations.

Obligations usually have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of an obligation may be considerably less than its stated maturity. If an obligation is prepaid, a Fund will have to reinvest the proceeds in other obligations or securities, which may have a lower fixed spread over its base rate. In such a case, the amount of interest paid to a Fund would likely decrease.

In the event of a change in the benchmark interest rate on an obligation, the rate payable to lenders under the obligation will, in turn, change at the next scheduled reset date. If the benchmark rate goes up, a Fund as lender would earn interest at a higher rate, but only on and after the reset date. If the benchmark rate goes down, a Fund as lender would earn interest at a lower rate, but only on and after the reset date.

Market interest rate changes may also cause a Fund’s NAV to experience volatility. This is because the value of an obligation asset in a Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. If market interest rates change, an obligation’s value could be affected to the extent the interest rate paid on that obligation does not reset at the same time. The rates of interest paid on the obligation in which a Fund invests have a weighted average reset period that typically is less than 90 days. Therefore, the impact of the lag between a change in market interest rates and the change in the overall rate on the portfolio is expected to be minimal.

Finally, to the extent that changes in market rates of interest are reflected, not in a change to a base rate such as the London Interbank Offered Rate, but in a change in the spread over the base rate which is payable on obligations of the type and quality in which a Fund invests, the Fund’s NAV could be adversely affected. Again, this is because the value of an obligation asset in a Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. However, unlike changes in market rates of interest for which there is only a temporary lag before the portfolio reflects those changes, changes in an obligation’s value based on changes in the market spread on obligations in a Fund’s portfolio may be of longer duration.

Interest Rates and Portfolio Maturity. Interest rates on securities in which a Fund invests may adjust periodically based on a base rate plus a premium or spread over the base rate. The base rate usually is the London Interbank Offered Rate (“LIBOR” or “ICE LIBOR”), the federal funds rate, the prime rate, or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits. The prime rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank’s lowest available rate.

On July 27, 2017, the Chief Executive of the UK’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other reference rates after 2021. Recently, the administrator of ICE LIBOR and the UK’s Financial Conduct Authority announced that LIBOR for most tenors and currencies would cease immediately after final values are announced for December 31, 2021, with the remaining tenors and currencies (including one-month U.S. Dollar LIBOR) to cease immediately after final values are announced for June 30, 2023. This announcement has been confirmed by the Alternative Reference Rates Committee (ARRC) of the Federal Reserve Bank of New York as constituting a “benchmark transition event” and establishing “benchmark replacement dates” in ARRC standard LIBOR transition provisions that exists in many U.S. law contracts using LIBOR. Other contracts may or may not adhere to the ARRC’s standard provisions. These announcements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

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In advance of the phasing out of LIBOR, regulators and market participants are working together to identify or develop successor reference rates, and it is expected that market participants will focus on the transition mechanisms by which the reference rates in existing contracts or instruments may be amended, whether through market-wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain reference rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative reference rates or any other reforms to reference rates that may be enacted in the UK or elsewhere. The elimination of a reference rate or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for or value of any securities or payments linked to those reference rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute reference rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Recently, the administrator of LIBOR and the UK’s Financial Conduct Authority announced that LIBOR for most tenors and currencies would cease immediately after final values are announced for December 31, 2021, with the remaining tenors and currencies (including one-month U.S. Dollar LIBOR) to cease immediately after values are announced for June 30, 2023. This announcement has been confirmed by the Alternative Reference Rates Committee (“ARRC”) of the Federal Reserve Bank of New York as constituting a “benchmark transition event” and establishing “benchmark replacement dates” in ARRC standard LIBOR transition provisions that exist in many U.S. law contracts using LIBOR. Other contracts may or may not adhere to the ARRC’s standard provisions.

Non-Investment Grade Fixed Income Securities. The Funds may invest in non-investment grade fixed income securities (commonly known as “junk bonds”). The Small Cap Equity, Small-Mid Cap Equity, Equity, Balanced and International Equity Funds may only invest up to 5% of their respective total assets in non-investment grade fixed income securities. Investments in such securities are inherently speculative. The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by a Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by a Fund, it may be difficult to establish a fair value of such securities. If the issuer defaults on its obligation, the value of the security would fall and a Fund’s income also would decline.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by an NRSRO does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed income securities, the values of non-investment grade securities generally go up and down in response to changes in interest rates. A decrease in interest rates generally will result in an increase in the value of fixed income securities. Conversely, during periods of rising interest rates, the value of a Fund’s fixed income securities generally will decline. The values of non-investment grade fixed income securities often may be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions also may adversely affect the values of non-investment grade fixed income securities. Changes by NRSROs in their ratings of any fixed income security and changes in the ability of an issuer to make payments of interest and principal also may affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a Fund’s net asset value.

Issuers of lower rated securities often are highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

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Mortgage Pass-Through Securities. The Balanced and Fixed Income Funds may invest in residential and commercial mortgage pass-through securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers in the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government, one of its agencies or instrumentalities or a government sponsored enterprise, such as Government National Mortgage Association (“GNMA”), Fannie Mae (“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but may have some form of private credit enhancement.

GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. In the case of obligations not backed by the full faith and credit of the U.S. Government, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may attempt to borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

The FHFA and the U.S. Treasury have imposed strict limits on the size of FNMA and FHLMC’s mortgage portfolios. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of FNMA and FHLMC remains in question as the U.S. Government considers multiple options.

Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools to compensate for the fact that there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or insured by governmental entities, private insurers and the mortgage poolers.

WHEN-ISSUED SECURITIES

The Small Cap Equity, Small-Mid Cap Equity, Balanced, Fixed Income, and International Equity Funds may purchase securities on a “when-issued” basis. In buying “when-issued” securities, a Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by a Fund in a “when-issued” transaction until the Fund receives payment or delivery from the other party to the transaction. Although a Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. When a Fund purchases securities on a when-issued basis, it will maintain with its custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made. The purpose and effect of such maintenance is to prevent a Fund from gaining investment leverage from when-issued transactions. When-issued securities may decline or increase in value during the period from a Fund’s investment commitment to the settlement of the purchase.

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INITIAL PUBLIC OFFERINGS

The Small Cap Equity, Small-Mid Cap Equity, Equity, Balanced, and International Equity Funds may invest in initial public offerings (“IPOs”). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or microcap size. Some of the companies involved in new industries may be regarded as developmental state companies, without revenues or operating income, or the near-term prospects of them. Investments in IPOs may have a magnified performance impact relative to other investments.

Pursuant to the Adviser’s allocation policies and procedures, the Small Cap Equity, Small-Mid Cap Equity, Equity, Balanced and, International Equity Funds generally will be eligible to participate on a rotating basis in any applicable IPOs that may come available to eligible clients of the Adviser.

ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS

Illiquid Investments. In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 (the “Liquidity Rule”), which defines the term “illiquid investments” to mean any investments that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of a Fund’s investments and, through reports from the Adviser and the Funds’ administrator, the Board monitors investments in illiquid investments. Illiquid investments may include securities and other financial instruments that do not have a readily available market, repurchase agreements which have a maturity of longer than seven calendar days, restricted securities, other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act, unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser using guidelines approved by the Board of Trustees. The Funds may not acquire any illiquid investment if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments. If through a change in values, net assets, or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid investments, the Fund would take appropriate steps to protect liquidity. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board of Trustees and, when required by the Liquidity Rule, to the SEC. Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price and may have to dispose of such investments over extended periods of time.

Restricted Securities. Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the Fund decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Private Placement Offerings. The Small Cap Equity, Small-Mid Cap Equity, Balanced, Fixed Income and, International Equity Funds may invest in private placement offerings. Investments in private placement offerings are made in reliance on the “private placement” exemption from registration afforded by Section 4(2) or Regulation D of the Securities Act (“Section 4(2) securities”). Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Funds that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

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OTHER INVESTMENT COMPANIES

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and interests in unit investment trusts. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations, and are indirectly exposed to the risks of the investments held by the other investment company. These other fees and expenses would be reflected as Acquired Fund Fees and Expenses and would be included in the Fees and Expenses Table in the Prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities or a Fund may have to sell such investments at a discount to the issuer’s portfolio securities. Exchange-traded and closed-end funds may trade at premiums or discounts to their net asset values and be subject to trading halts.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

ETFs trade like a common stock and passive ETFs usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. If a Fund invests in ETFs, a Fund would typically purchase passive ETF shares to obtain exposure to all or a portion of the stock or bond market. As a shareholder of an ETF, a Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses.

An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount or premium to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. A Fund may also invest in ETNs, which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees.

Each Fund’s investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate. However, a Fund may exceed these limits when investing in shares of an ETF or other investment company, subject to the terms and conditions of an exemptive order from the SEC obtained by the ETF or other investment company that permits an investing fund, such as the Fund, to invest in the ETF or other investment company in excess of the limits described above. A Fund may also exceed these limits when investing in shares of money market funds to the extent permitted by the 1940 Act and applicable rules and regulations adopted by the SEC thereunder.

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 will permit more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

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SECURITIES LENDING

The Small Cap Equity, Small-Mid Cap Equity, Balanced, Fixed Income and, International Equity Funds may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending would allow a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans would be made only to parties deemed by the Adviser to be of good standing. In addition, they would only be made if, in the Adviser’s judgment, the consideration to be earned from such loans would justify the risk. Such loans would not be made if, as a result, the aggregate of all outstanding loans of a Fund exceed one-third of the value of its total assets (including the value of all assets received as collateral for the loan). The Funds do not currently engage in securities lending activities.

TEMPORARY INVESTMENTS

The temporary investments that the Funds may make include:

(1) Cash, time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Funds. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve the same risks of investing in foreign securities discussed previously. Although the Adviser carefully considers these factors when making investments, the Funds do not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a domestic bank that does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

(2) Commercial paper that at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

(3) Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;

(4) U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and

(6) Repurchase agreements.

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REGULATORY AND RECENT MARKET EVENTS

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s ability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. There is a risk that policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on a Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, enhanced health screenings at ports of entry and elsewhere, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty and further developments could result in additional disruptions and uncertainty. These impacts have caused significant volatility in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

The U.S. Federal Reserve has taken numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The ultimate effects of these and other efforts that may be taken are not yet known, and it is not known whether and to what extent they will be successful. In addition, COVID-19 has caused and may continue to cause employees and vendors at various businesses to work at external locations, and could cause extensive medical absences. Not all events that could affect the business of the Advisor or other service providers can be determined and addressed in advance.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Over the past several years, the United States has moved away from tighter legislation and regulation impacting businesses and the financial services industry. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

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A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Interest rates have been unusually low in recent years in the U.S. and abroad and are currently at or near historic lows. The full impact of Brexit and the nature of the future relationship between the United Kingdom and the European Union remains uncertain. The United Kingdom and the European Union reached a trade agreement on December 31, 2020 that is due to be ratified by all applicable United Kingdom and European Union governmental bodies by April 30, 2021 (unless this date is extended). The period following the United Kingdom’s withdrawal from the European Union is expected to be one of significant political and economic uncertainty particularly until the United Kingdom government and European Union member states agree and implement the terms of the United Kingdom’s future relationship with the European Union. Brexit may create additional economic stresses for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. A Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by a Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. These losses could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

CYBERSECURITY

With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Funds and their service providers and third-party fund distribution platforms may have become more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause a Fund or Fund service providers (including, but not limited to, the Adviser, distributor, fund accountants, custodian, transfer agent, sub-advisers (if applicable), and financial intermediaries), as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of shareholder data or funds, shareholders or service providers being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, interference with a Fund’s ability to calculate its net asset value, impediments to trading, physical damage to a computer or network system, or remediation costs associated with system repairs.

Any of these results could have a substantial adverse impact on a Fund and its shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and service providers could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfilment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties or scrutiny, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in

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allegations that a Fund or Fund service provider violated privacy and other laws. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Funds do not control the cybersecurity systems and plans of the issuers of securities in which the Funds invest or the Funds’ third party service providers or trading counterparties or any other service providers whose operations may affect the Funds or their shareholders. Most issuers in which the Funds invest are heavily dependent on computers and other technological platforms and resources for data storage and operations, which require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which a Fund invests, leading to significant loss of value in the securities of issuers impacted by any such cybersecurity incidents.

TRUSTEES AND OFFICERS OF THE LKCM FUNDS

The Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including the Adviser’s personnel and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board. The Board met four times during the fiscal year ended December 31, 2020.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. The Adviser, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and other service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. The Funds’ CCO and senior officers of the Adviser regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from the Adviser with respect to the Funds’ investments. In addition to regular reports from the Adviser, the Board also receives reports regarding other service providers to the Trust, either directly or through the Adviser or the Funds’ CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from the Adviser in connection with the Board’s consideration of the renewal of the Trust’s advisory agreement with the Adviser and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

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The CCO also reports regularly to the Board on Fund valuation matters. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute a majority of the Board. Larry J. Lockwood, an Independent Trustee, serves as Chairman of the Board. As Chairman, Mr. Lockwood’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds. As Chairman, Mr. Lockwood also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit and Compliance Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its independent Chairman and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Board holds four regularly scheduled meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each regular meeting, the Independent Trustees meet outside of management’s presence. The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held in public companies during the past five years.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Richard J. Howell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1942	Trustee Chairman of the Audit and Compliance Committee	Since 2005 Since 2008	CPA; Adjunct Faculty at SMU Cox School of Business from 2004 to 2009; Consulting Services, since 2002; Audit Partner, Arthur Andersen LLP from 1974 to 2002.	7	None

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Larry J. Lockwood 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1953	Chairman of the Board of Trustees Trustee	Since 2021 Since 2013	C. R. Williams Professor of Finance, Stan Block Endowed Chair in Finance, Department of Finance, Neeley School of Business, Texas Christian University since 1994.	7	None
Mauricio Rodriguez 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1966	Trustee	Since 2021	Chair, Department of Finance, Neeley School of Business; Texas Christian University since 2002.	7	None

(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.

Interested Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
J. Luther King, Jr.(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1940	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	7	Tyler Technologies, Inc.
Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee Vice President	Since 2013 Since 2000	Principal, Luther King Capital Management Corporation since 2004, Vice President and Portfolio Manager, Luther King Capital Management Corporation since 1996.	7	AZZ Incorporated

(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.
(2)	Messrs. King and Purvis are each considered to be an “interested person” of the Trust (as defined in the 1940 Act) because of their affiliation with the Adviser.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Richard J. Howell: Mr. Howell has extensive audit and business experience as a certified public accountant, service as a partner in a global accounting firm, service as a faculty member at a private university’s business school, service as a director of a publicly held corporation and multiple years of service as a Trustee.

J. Luther King, Jr.: Mr. King has extensive experience in the investment management industry as chairman, president and director of an investment management firm, service on the board of numerous public and private corporations and foundations, and multiple years of service as a Trustee.

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Larry J. Lockwood: Mr. Lockwood has extensive experience in finance as professor of finance at the business school of a private university and service as a chartered financial analyst, business consultant and lecturer, and multiple years of service as a Trustee.

Steven R. Purvis: Mr. Purvis has extensive experience as principal of an investment management firm and service as a portfolio manager, director of research and senior analyst, and multiple years of service as a Trustee.

Mauricio Rodriguez: Mr. Rodriguez has extensive experience in finance as professor of finance at the business school of a private university and service as a business consultant, expert witness in securities and commercial litigation, and lecturer.

The table below sets forth the compensation paid by the Trust to each Trustee of the Trust during the fiscal year ended December 31, 2020:

COMPENSATION TABLE

Name of Person	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from all Funds in the Trust Complex(1)
Interested Trustees
J. Luther King, Jr.	$0	$0	$0	$0
Steven R. Purvis	$0	$0	$0	$0
Independent Trustees
H. Kirk Downey(2)	$80,000	$0	$0	$80,000
Richard J. Howell	$76,000	$0	$0	$76,000
Larry J. Lockwood	$70,000	$0	$0	$70,000
Mauricio Rodriguez(3)	N/A	$0	$0	N/A

(1)	There are currently seven series comprising the Trust, one of which is offered in a separate prospectus and SAI.
(2)	H. Kirk Downey received compensation from the Trust prior to retirement on February 15, 2021.
(3)	Mauricio Rodriguez was elected to serve as an Independent Trustee effective January 1, 2021.

As of January 1, 2020, the Independent Trustees receive an annual retainer of $48,000, with the Chairman of the Board receiving an additional $10,000 retainer and the Chairman of the Audit and Compliance Committee receiving an additional $6,000 retainer. Each Independent Trustee also receives a meeting fee of $4,500 for each Board meeting attended in person and a meeting fee of $2,000 for each telephonic meeting, and is reimbursed for their reasonable out of pocket expenses incurred in attending Board meetings. For this purpose, the Board considers attendance at regular meetings held by videoconference to constitute in-person attendance at a Board meeting. Independent Trustees may also receive a meeting fee for each Board committee meeting attended in person or by telephone if so determined by the chairman of the applicable Board committee.

Board Ownership in the Funds

The table below sets forth the dollar range of the value of the shares of each Fund, and the dollar range of the aggregate value of the shares of all Funds overseen by a Trustee, owned beneficially by each Trustee as of December 31, 2020. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Exact dollar amounts of securities held are not listed in the table. Rather, the ranges are identified according to the following key:

Key

A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	over $100,000

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Name of Trustee	Small Cap Equity Fund	Small-Mid Cap Equity Fund	Equity Fund	Balanced Fund	Fixed Income Fund	International Equity Fund	Aggregate Dollar Range of Equity Securities in Trust Complex(1)
Richard J. Howell Independent Trustee	E	D	D	A	C	A	E

Larry J. Lockwood Independent Trustee	A	A	A	C	A	A	C

Mauricio Rodriguez(2) Independent Trustee	A	A	A	A	A	A	A

J. Luther King, Jr.(3) Interested Trustee, President and Chief Executive Officer	E	A	E	E	E	E	E

Steven R. Purvis(3) Interested Trustee, Vice President	E	E	A	A	A	A	E

(1)	There are currently seven series comprising the Trust, one of which is offered in a separate prospectus and SAI.
(2)	Mauricio Rodriguez was elected to serve as an Independent Trustee effective January 1, 2021.
(3)

Messrs. King and Purvis are Principals of the Adviser and participants in the Adviser’s profit sharing plan, each of which own shares of the Funds as indicated under “Portfolio Managers – Ownership of Securities.”

Board Committees

Audit and Compliance Committee. The Trust has an Audit and Compliance Committee, consisting of Messrs. Howell, Lockwood and Rodriguez. The members of the Audit and Compliance Committee are Independent Trustees. The primary responsibilities of the Audit and Compliance Committee are to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audits; the review with the independent registered public accounting firm of the results of audits; oversight of the Trust’s compliance with legal and regulatory requirements, internal control over financial reporting and independent audits; and addressing any other matters regarding audits and compliance. The Audit and Compliance Committee met two times during the fiscal year ended December 31, 2020.

Nominating Committee. The Trust has a Nominating Committee, consisting of Messrs. Howell, Lockwood and Rodriguez. The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust. The Nominating Committee will review shareholders’ nominations to fill vacancies on the Board. Shareholders can submit recommendations in writing addressed to the attention of the chair of the Nominating Committee, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102. A shareholder’s recommendation must include the following information about the nominee: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee met two times during the fiscal year ended December 31, 2020.

With respect to the criteria the Nominating Committee uses for selecting nominees, a successful candidate should have certain uniform characteristics, such as a very high level of integrity, appropriate experience, and a commitment to fulfill the fiduciary duties inherent in Board membership. The Nominating Committee also will consider the extent to which potential candidates possess sufficiently diverse skill sets and diversity characteristics that would contribute to the Board’s overall effectiveness.

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Qualified Legal Compliance Committee. The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Howell, Lockwood and Rodriguez. The members of the Qualified Legal Compliance Committee are Independent Trustees. The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Qualified Legal Compliance Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the fiscal year ended December 31, 2020.

The Trust does not hold annual shareholder meetings and, therefore, does not have a policy with respect to Trustees’ attendance at such meetings.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust are identified in the following table, which provides information as to their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and, for officers who also serve as Trustees, other directorships held in public companies during the past five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer During the Past Five Years
J. Luther King, Jr.(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1940	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	7	Tyler Technologies, Inc.

Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee Vice President	Since 2013 Since 2000	Principal, Luther King Capital Management Corporation since 2004, Vice President and Portfolio Manager, Luther King Capital Management Corporation since 1996.	7	AZZ Incorporated

Paul W. Greenwell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1950	Vice President	Since 1996	Principal, Luther King Capital Management Corporation since 1986, Vice President and Portfolio Manager, Luther King Capital Management Corporation since 1983.	Not Applicable	Not Applicable

Richard Lenart 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1966	Secretary and Treasurer	Since 2006	Luther King Capital Management Corporation since 2005.	Not Applicable	Not Applicable

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer During the Past Five Years
Jacob D. Smith 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1974	Chief Financial Officer	Since 2010	General Counsel and Chief Compliance Officer, Luther King Capital Management Corporation since 2006; Principal, Luther King	Not Applicable	Not Applicable
	Chief Compliance Officer	Since 2006	Capital Management Corporation since 2013.

(1)	Each officer holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.
(2)	Messrs. King and Purvis are each considered to be an “interested person” of the Trust (as defined in the 1940 Act) because of their affiliation with the Adviser.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A person who controls a Fund may be able to determine the outcome of any matter submitted to a vote of shareholders. As of March 31, 2021, the following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds.

PRINCIPAL SHAREHOLDERS

SMALL CAP EQUITY FUND

Name and Address	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	30.84%	Record
Capinco c/o U.S. Bank, NA 1555 North RiverCenter Dr., Suite 302 Milwaukee, WI 53212-3958	11.86%	Record
Luther King Capital Management Corporation For the Exclusive Benefit of its Client 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	11.83%	Beneficial
National Financial Services LLC For the Exclusive Benefit of our Customers Attn: Mutual Funds Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	11.44%	Record

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Name and Address	Percent of Fund	Record or Beneficial
J.P. Morgan Securities LLC 1111 Polaris Pkwy., FL 2J Columbus, OH 43240-2031	6.07%	Record
Luther King Capital Management Corporation For the Exclusive Benefit of its Client 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	5.09%	Beneficial

PRINCIPAL SHAREHOLDERS

SMALL-MID CAP EQUITY FUND

Name and Address	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	38.60%	Record
Muir & Co 1 c/o Frost Bank Trust Dept. P.O. Box 2950 San Antonio, TX 78299-2950	19.15%	Record
Luther King Capital Management Corporation Profit Sharing Plan 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	18.75%	Beneficial
Steven R. Purvis & Kelley R. Purvis JTWROS 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	13.44%	Beneficial
Luther King Capital Management Corporation For the Exclusive Benefit of Its Client 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	12.22%	Beneficial
National Financial Services LLC For the Exclusive Benefit of our Customers Attn: Mutual Funds Depart., 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	5.84%	Record

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PRINCIPAL SHAREHOLDERS

EQUITY FUND

Name and Address	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	62.11%	Record
Luther King Capital Management Corporation Profit Sharing Plan 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	9.86%	Beneficial
Muir & Co 1 c/o Frost Bank Trust Dept. P.O. Box 2950 San Antonio, TX 78299-2950	8.35%	Record
National Financial Services LLC For the Exclusive Benefit of our Customers Attn: Mutual Funds Depart., 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	5.22%	Record

PRINCIPAL SHAREHOLDERS

BALANCED FUND

Name and Address	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	65.41%	Record
TD Ameritrade Inc. For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	12.35%	Record
Luther King Capital Management Corporation Profit Sharing Plan 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	8.70%	Beneficial

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PRINCIPAL SHAREHOLDERS

FIXED INCOME FUND

Name and Address	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	53.04%	Record
J.P. Morgan Securities LLC 1111 Polaris Pkwy., FL 2J Columbus, OH 43240-2031	16.23%	Record
Muir & Co 1 c/o Frost Bank Trust Dept. P.O. Box 2950 San Antonio, TX 78299-2950	15.91%	Record
Luther King Capital Management Corporation For the Exclusive Benefit of Its Client 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	6.82%	Beneficial

PRINCIPAL SHAREHOLDERS

INTERNATIONAL EQUITY FUND

Name and Address	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	54.75%	Record
Muir & Co 0 c/o Frost Bank Trust Dept. P.O. Box 2950 San Antonio, TX 78299-2950	36.54%	Record
Luther King Capital Management Corporation For the Exclusive Benefit of Its Client 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	13.03%	Beneficial
Luther King Capital Management Corporation For the Exclusive Benefit of Its Client 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	11.60%	Beneficial
Luther King Capital Management Corporation Profit Sharing Plan 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	8.56%	Beneficial

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Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

PROXY VOTING PROCEDURES

The Funds have delegated their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Adviser’s proxy voting policies are summarized below.

GENERAL

The Adviser’s Chief Compliance Officer (“Adviser CCO”) is responsible for monitoring the proxy voting process, including engaging and overseeing any third-party vendor retained to review, monitor, or vote proxies.

The Adviser has engaged Institutional Shareholder Services, Inc. (“ISS”) as its voting delegate to:

(1)	research and make voting determinations in accordance with the policies and procedures described herein;

(2)	vote and submit proxies in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

The Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Voting Guidelines in effect at the time of voting (as applicable, the “ISS Voting Guidelines”). The Adviser will periodically review the ISS Voting Guidelines, including any significant changes or updates thereto. In connection with such reviews, the Adviser may determine that it is not in the best interest of the Funds to vote proxies in accordance with the ISS Voting Guidelines on certain matters. In such event, the Adviser will follow the procedures below in connection with voting any such proxies contrary to the ISS Voting Guidelines.

In the event the ISS Voting Guidelines do not address how a proxy should be voted, the Adviser will vote the proxy in accordance with ISS recommendations. If ISS refrains from making any such recommendations, the Adviser will vote the proxy consistent with what it believes to be a Fund’s best interest. Prior to voting any proxies in the absence of ISS recommendations, however, the Adviser CCO will determine whether any material conflict of interest may exist between the Adviser and a Fund with respect thereto. If the Adviser CCO determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

There may be circumstances under which the Adviser believes that it is in the best interest of a Fund to vote proxies in a manner inconsistent with the ISS Voting Guidelines or ISS recommendations. Prior to voting any proxies inconsistent with the ISS Voting Guidelines or ISS recommendations, however, the Adviser CCO will determine whether any material conflict of interest may exist between the Adviser and a Fund with respect thereto. If the Adviser CCO determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

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The Adviser maintains records relating to the implementation of its proxy voting policies and procedures, including, but not limited to, (i) records of each vote cast, which ISS maintains on the Adviser’s behalf, and (ii) documents considered or prepared by the Adviser that are material in making a decision to vote proxies on behalf of a Fund or that memorialize the basis for that decision.

CONFLICTS OF INTEREST

The Adviser periodically reviews ISS’ conflicts of interest policy and code of ethics, which address conflicts of interest that could arise in connection with proxy advisory services provided by ISS or its affiliates. The Adviser believes that ISS’ conflicts of interest policy and code of ethics contain policies and procedures that are reasonably designed to minimize any such potential conflicts of interest.

In the event that the Adviser or the Adviser CCO determines that voting a proxy may present a material conflict of interest between the Adviser and a Fund, the Adviser will (1) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the ISS Voting Guidelines or ISS recommendations, as applicable, (2) disclose such conflict of interest to the Board of Trustees and obtain written direction from the Board as to how to vote the proxy, (3) suggest that the Board engage another party to determine how to vote the proxy, or (4) engage another independent third party to determine how to vote the proxy.

Notwithstanding the foregoing, the Adviser must vote proxies in what it believes to be in the best interest of the Funds when material conflicts of interest may exist with respect thereto. The Adviser believes that these policies and procedures are reasonably designed to address material conflicts of interest that may arise between the Adviser and the Funds as to the manner in which proxies are voted.

MORE INFORMATION

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 688-LKCM or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are currently available by calling (800) 688-LKCM and will be sent within three business days of receipt of a request.

INVESTMENT ADVISER

The investment adviser of the Funds is Luther King Capital Management Corporation a Delaware corporation controlled by J. Luther King, Jr. (the “Adviser”). The Adviser’s parent company is Southwest JLK Corporation, a Texas corporation of which Mr. King is the majority owner and controlling shareholder. Mr. King is a member of the Board of Trustees and President, Chief Executive Officer and Portfolio Manager of the Trust. Under an Investment Advisory Agreement (the “Agreement”) with the Funds, the Adviser manages the investment and reinvestment of the Funds’ assets, subject to the control and supervision of the Board of Trustees. The Adviser is responsible for making investment decisions for the Funds and for placing the Funds’ purchase and sale orders. Under the Agreement, the Funds pay the Adviser an advisory fee, calculated daily and payable quarterly, equal to the annual rate set forth under “Contractual Advisory Fee” in the table below based on the Fund’s average daily net assets for the quarter. However, the Adviser has contractually agreed to waive all or a portion of its advisory fees and/or reimburse the Funds through May 1, 2022 to limit the total annual operating expenses of the Funds from exceeding the respective caps as shown in the following table. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (Acquired Fund Fees and Expenses), and extraordinary expenses. The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

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The advisory fees and expense caps for the current fiscal year are as follows:

	Contractual Advisory Fee	Cap on Total Annual Operating Expenses
Small Cap Equity Fund	0.75%	1.00%
Small-Mid Cap Equity Fund	0.75%	1.00%
Equity Fund	0.70%	0.80%
Balanced Fund	0.65%	0.80%
Fixed Income Fund	0.50%	0.50%
International Equity Fund	0.90%	1.00%

As compensation for the services rendered by the Adviser under the Agreement, for the fiscal years ended December 31, 2018, 2019 and 2020, the Adviser earned and waived and/or reimbursed the amounts listed below.

	Contractual Advisory Fees Incurred	Waived Fees and/or Expenses Reimbursed by the Adviser	Net Advisory Fees paid to the Adviser
Small Cap Equity Fund
Year Ended December 31, 2018	$1,544,841	$(161,877)	$1,382,964
Year Ended December 31, 2019	$1,364,728	$(131,407)	$1,233,321
Year Ended December 31, 2020	$1,153,365	$(113,433)	$1,039,932
Small-Mid Cap Equity Fund
Year Ended December 31, 2018	$132,617	$(133,438)	$(821	)(1)
Year Ended December 31, 2019	$96,354	$(121,861)	$(25,507	)(1)
Year Ended December 31, 2020	$91,438	$(120,028)	$(28,590	)(1)
Equity Fund
Year Ended December 31, 2018	$2,453,788	$(638,237)	$1,815,551
Year Ended December 31, 2019	$2,488,674	$(663,190)	$1,825,484
Year Ended December 31, 2020	$2,703,007	$(701,299)	$2,001,708
Balanced Fund
Year Ended December 31, 2018	$557,625	$(170,127)	$387,498
Year Ended December 31, 2019	$630,911	$(191,230)	$439,681
Year Ended December 31, 2020	$714,724	$(205,490)	$509,234
Fixed Income Fund
Year Ended December 31, 2018	$1,243,782	$(698,175)	$545,607
Year Ended December 31, 2019	$1,331,207	$(756,238)	$574,969
Year Ended December 31, 2020	$1,434,849	$(831,549)	$603,300
International Equity Fund
Period Ended December 31, 2019(2)	$46,403	$(159,189)	$(112,786	)(1)
Year Ended December 31, 2020	$158,810	$(155,239)	$3,571

(1)	A negative amount indicates advisory fees waived and expenses reimbursed in excess of the advisory fees accrued.
(2)	Compensation with respect to the International Equity Fund is shown from the Fund’s commencement of operations on May 1, 2019 through December 31, 2019.

PORTFOLIO MANAGERS

The portfolio managers listed below have responsibility for the day-to-day management of accounts other than the Funds. The information listed below for such other accounts is as of December 31, 2020.

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	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
J. Luther King, Jr.	0 $0	12 $2.5 billion	252 $5.4 billion	0 $0	7 $1.1 billion	0 $0
Steven R. Purvis	0 $0	0 $0	13 $89.1 million	0 $0	0 $0	0 $0
Scot C. Hollmann	1 $54.0 million	0 $0	345 $2.2 billion	0 $0	0 $0	0 $0
Joan M. Maynard	0 $0	0 $0	12 $117.9 million	0 $0	0 $0	0 $0
Mark L. Johnson	0 $0	0 $0	109 $353.6 million	0 $0	0 $0	0 $0
Mason D. King	0 $0	1 $13.7 million	13 $18.3 million	0 $0	0 $0	0 $0

Conflicts of Interest

The portfolio managers are responsible for managing the Funds and other separately managed accounts, including accounts for investment companies, employee benefit plans, pension plans, endowments, foundations, trusts, high net worth individuals, and pooled investment vehicles. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of conflicts of interest that may arise are discussed below. The Adviser believes that it has established policies and procedures that are reasonably designed to mitigate these potential conflicts of interest.

•

The portfolio managers are responsible for managing other accounts that may have investment objectives, guidelines, strategies, risk profiles or other considerations that may differ from those of the Funds. The portfolio managers make investment decisions for each account based on its investment objectives and guidelines, policies, and other relevant considerations. Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or the Funds. The portfolio managers may also make investment decisions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, any of which has the potential to adversely impact the Funds depending on market conditions.

•

The portfolio managers may purchase or sell for their own account securities that are purchased or sold on behalf of the Funds. The portfolio managers also have a beneficial interest in pooled investment vehicles or other accounts managed by the Adviser, other than the Funds. The Adviser has implemented a code of ethics and other policies and procedures in an effort to mitigate these potential conflicts of interest.

•

The portfolio managers could favor one account over another in allocating new investment opportunities of a limited nature, such as initial public offerings and private placements. The Adviser has implemented policies and procedures, including a rotational system for allocating initial public offerings, in an effort to ensure that investment opportunities of a limited nature are allocated fairly and equitably among eligible accounts.

•

The portfolio managers could favor one account over another in the order in which trades for accounts are placed. If the portfolio managers determine to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. In addition, the Funds and other accounts, including pooled investment vehicles, managed by the portfolio managers may participate in aggregated purchase or sale

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transactions. To the extent that accounts participating in aggregated trades do not receive their full allocation, a potential conflict of interest exists because the Adviser and portfolio managers have an incentive to allocate trades to accounts in which the Adviser and portfolio managers have a financial interest. The Adviser has implemented trade allocation and aggregation policies and procedures in an effort to mitigate this potential conflict of interest.

•

The portfolio managers are responsible for managing other accounts and pooled investment vehicles, some of which entitle the Adviser to incentive fees and/or management fees exceeding those paid by the Funds. This compensation structure presents a potential conflict of interest because the Adviser and the portfolio managers may be incentivized to favor such accounts over the Funds.

•

The Adviser and the portfolio managers have significant personal investments in some of the private investment funds managed by the Adviser. As a result of such investments, the Adviser and the portfolio managers may be motivated to favor these funds over the Funds.

•

Under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay commissions to brokers for the Funds’ transactions that exceed the amount of commissions that would be charged by another broker for the same transactions, provided that the Adviser determines in good faith that the amount of commissions paid are reasonable in relation to the value of the brokerage and research services provided by such broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it exercises investment discretion. Pursuant to Section 28(e), the Adviser has entered into soft dollar and commission sharing arrangements with third parties and brokers for eligible brokerage and research products and services. A potential conflict of interest may exist because the Adviser receives these brokerage and research products and services from brokers in exchange for directing commissions from the Funds’ transactions, rather than paying for these products and services with its own assets. The Adviser has implemented policies and procedures governing its use of such soft dollar and commission sharing arrangements.

Compensation

As an independent firm, the Adviser has full control over its compensation structure. The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Each member of the professional staff is provided a salary. They also are eligible to participate in the Adviser’s profit sharing plan. The majority of compensation is derived from bonuses, which are discretionary and based on individual merit as well as success of the Adviser in any given year. Criteria for individual bonuses include, among other factors, stock selection, relationship building, investment performance, client service, and portfolio management. There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual. Compensation is not based directly on the performance of the Funds or the net asset levels of the Funds.

Ownership of Securities

As of March 31, 2021, the officers and Trustees of the Trust as a group owned approximately 3.98% of the Equity Fund, approximately 14.60% of the Small-Mid Cap Equity Fund, approximately 3.19% of the Small Cap Equity Fund, approximately 2.19% of the International Equity Fund, and less than one percent of the Balanced Fund and Fixed Income Fund.

The Adviser’s employees, including officers of the Trust and portfolio managers of the Funds, are participants in the Luther King Capital Management Corporation Profit Sharing Plan (“LKCM Profit Sharing Plan”). As of March 31, 2021, the LKCM Profit Sharing Plan owned approximately 9.86% of the Equity Fund, approximately 8.70% of the Balanced Fund, approximately 3.36% of the Fixed Income Fund, approximately 18.75% of the Small-Mid Cap Equity Fund, approximately 4.68% of the Small Cap Equity Fund, and approximately 8.56% of the International Equity Fund. J. Luther King, Jr. serves as trustee of the LKCM Profit Sharing Plan.

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As of March 31, 2021, the Adviser owned approximately 3.51% of the Balanced Fund, approximately 3.02% of the Small Cap Equity Fund, approximately 4.68% of the International Equity Fund, approximately 1.02% of the Equity Fund, and less than one percent of each of the Fixed Income Fund and the Small-Mid Cap Equity Fund. J. Luther King, Jr. controls the Adviser and is the majority shareholder of the Adviser’s parent company.

Each portfolio manager of the Funds also owned the following amounts of shares of each of the Funds as of December 31, 2020:

Key

A. None

B. $1—$10,000

C. $10,001—$50,000

D. $50,001—$100,000

E. $100,001—$500,000

F. $500,001—$1,000,000

G. Over $1,000,000

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
Small Cap Equity Fund	Steven R. Purvis J. Luther King, Jr. Mason D. King	G G E

Small-Mid Cap Equity Fund	Steven R. Purvis J. Luther King, Jr. Mason D. King	G A A

Equity Fund	J. Luther King, Jr. Scot C. Hollmann Mason D. King	G A F

Balanced Fund	Scot C. Hollmann J. Luther King, Jr. Mark L. Johnson	F E A

Fixed Income Fund	Joan M. Maynard Scot C. Hollmann Mark L. Johnson	A D A

International Equity Fund	Mason D. King J. Luther King, Jr.	E F

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts in seeking best execution with respect to all securities transactions for the Funds. In selecting brokers or dealers for securities transactions for the Funds, the Adviser may consider, among other things: the quality of executions and liquidity provided by the broker; the ability of the broker to maintain confidentiality of client orders and order flow; the ability of the broker to minimize market impact for client transactions; the commission rates charged by the broker in comparison to the rates of other brokers for similar transactions; the broker’s provision of eligible brokerage and research services; the broker’s ability to obtain timely, accurate, and cost-effective executions; the ability of the broker to accurately communicate the nature of the market for a particular security; the broker’s execution policies and commitment to providing best execution; the size and volume of the broker’s order flow; and the efficiency and accuracy of the broker’s operations area with regard to settlement procedures.

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As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay higher commission rates than the lowest available when the Adviser believes in good faith that the commissions paid are reasonable in light of the value of the brokerage or research services provided by the broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it has investment discretion. These services generally include third-party and proprietary analyses and reports concerning issuers, industries, securities, general economic and market conditions and trends, portfolio strategy; third-party and proprietary analyses and reports regarding the value of securities, the advisability of purchasing or selling securities, and the availability of sellers and purchasers of securities; and services related to effecting securities transactions and performing functions incidental thereto. The Adviser may use some of these services in providing investment advisory services to all of its clients, and not all of these services may be used by the Adviser in providing investment advisory services to the Funds. During the fiscal year ended December 31, 2020, the Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund and Balanced Fund directed transactions to brokers pursuant to which the brokers provided third-party or proprietary research or brokerage services to the Adviser. Pursuant to these arrangements to receive research and brokerage services, during the fiscal year ended December 31, 2020 it is estimated that the Small Cap Equity Fund paid total commissions of approximately $79,000 on transactions with a principal value of approximately $54.5 million, the Small-Mid Cap Equity Fund paid total commissions of approximately $6,000 on transactions with a principal value of approximately $8.9 million, the Equity Fund paid total commissions of approximately $13,000 on transactions with a principal value of approximately $23.8 million, and the Balanced Fund paid total commissions of approximately $5,000 on transactions with a principal value of approximately $14.2 million.

It is not the Adviser’s practice to allocate brokerage or principal business on the basis of sales of shares of Funds that may be made through intermediary brokers or dealers. However, the Adviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Funds for their clients, without considering these factors in selecting a broker-dealer. The Adviser does not have an affiliated broker, therefore it has not engaged in any affiliated brokerage transactions.

The aggregate amount of brokerage commissions paid by each Fund during the past three fiscal years ended December 31 is as follows:

	2018	2019		2020
Small Cap Equity Fund	$295,547	$349,396		$326,253
Small-Mid Cap Equity Fund	$22,893	$16,481		$19,277
Equity Fund	$60,348	$53,171		$44,999
Balanced Fund	$10,014	$10,400		$13,307
Fixed Income Fund	$0	$0		$0
International Equity Fund	N/A	$18,390	(1)	$38,451

(1)	Information for the International Equity Fund is shown from the Fund’s commencement of operations on May 1, 2019 through December 31, 2019.

Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Funds and one or more of these other clients serviced by the Adviser are considered at or about the same time, transactions in such securities may be aggregated and allocated among the Funds and such clients in accordance with the Adviser’s allocation policies and procedures or in any other manner deemed fair and reasonable by the Adviser.

As of December 31, 2020, the Funds did not hold securities of their regular brokers or dealers (as defined in the 1940 Act).

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment or other considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of long-term portfolio securities for the fiscal year by (2) the monthly average of the value of long-term portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of transactions on which net taxable gains are realized.

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The Funds had the following portfolio turnover rates for the past two fiscal years ended December 31:

	2019		2020
Small Cap Equity Fund	63%		60%
Small-Mid Cap Equity Fund	68%		76%
Equity Fund	9%		10%
Balanced Fund	17%		18%
Fixed Income Fund	37%		46%
International Equity Fund	2	%(1)	6%

(1)	Information for the International Equity Fund is shown from the Fund’s commencement of operations on May 1, 2019 through December 31, 2019 and is not annualized.

CUSTODIAN

As custodian of the Funds’ assets, U.S. Bank, N.A. (the “Custodian”), 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust. U.S. Bank, N.A. and Fund Services (as defined below) are affiliates.

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. In such capacity, Fund Services’ responsibilities include: receiving and processing all orders for purchases, exchanges and redemptions of Fund shares; responding to shareholder inquiries and instructions concerning their accounts; updating of shareholder accounts to reflect declaration and payment of dividends and other distributions; and preparing and distributing account statements and tax documents to shareholders regarding their accounts. U.S. Bank, N.A. and Fund Services are affiliates.

ADMINISTRATOR

Pursuant to a Fund Administration Agreement, Fund Services provides each Fund with administrative services. The services under this Agreement are subject to the supervision of the Board of Trustees and officers of the Trust, and include day-to-day administration of matters necessary to the Funds’ operations, maintenance of their records, preparation of reports, compliance testing of the Funds’ activities, and preparation of periodic updates of the registration statement under federal and state laws. For administration services, Fund Services receives from each Fund a fee, calculated daily and paid monthly. U.S. Bank, N.A. and Fund Services are affiliates.

Administration fees incurred during the past three fiscal years ended December 31 were as follows:

	2018	2019	2020
Small Cap Equity Fund	$169,673	$148,294	$134,192
Small-Mid Cap Equity Fund	$40,980	$40,940	$42,374
Equity Fund	$288,874	$283,348	$335,876
Balanced Fund	$70,636	$80,440	$99,434
Fixed Income Fund	$209,212	$218,781	$259,423
International Equity Fund	N/A	$27,100 (1)	$42,786

(1)	Information for the International Equity Fund is shown from the Fund’s commencement of operations on May 1, 2019 through December 31, 2019.

Fund Services also acts as Transfer Agent, Dividend-Disbursing Agent, and Fund Accountant for the Funds.

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DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares. The Distributor uses its best efforts to distribute the Funds’ shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge. The Funds pay that portion of the compensation owed to the Distributor that is permitted under Rule 12b-1 of the 1940 Act (if the Funds currently pay any fees under their Rule 12b-1 Plans), and the Adviser pays the remaining portion of any such compensation.

DISTRIBUTION PLAN

The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Pursuant to the Distribution Plan, the Funds can pay up to an aggregate maximum of 0.75% per annum of each Fund’s average daily net assets for the distribution and promotion of the shares of the Funds and the retention of shares by Fund shareholders. These services include, but are not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, other distribution-related expenses and providing services to shareholders. Although approved, the Board of Trustees has not authorized payments under the Distribution Plan at this time. As a result, the Funds did not pay any amounts in Rule 12b-1 expenses for the fiscal year ended December 31, 2020.

The Distribution Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, and that the Distribution Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Distribution Plan is reasonably likely to benefit the Trust and its shareholders.

PAYMENTS TO FINANCIAL INTERMEDIARIES

A financial intermediary through which you purchase your shares may receive all or a portion of the Distribution Plan Rule 12b-1 fees, if applicable, discussed above. In addition to those payments, the Adviser makes additional cash payments to certain intermediaries in connection with the promotion and sale of shares of the Funds. The Adviser and the Funds also make payments for certain sub-transfer agency and administrative services. Payments made by the Adviser are from its own resources. The categories described below are not mutually exclusive. The same financial intermediary may receive payments under more than one or all categories.

Revenue Sharing Payments. The Adviser makes revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits that the Adviser receives when it makes these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system. The Adviser compensates financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary.

Revenue sharing payments may be calculated on sales of shares of the Funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in shareholder accounts. The Adviser may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. Firms that establish omnibus accounts and provide substantially the same services to their clients as are provided by Fund Services to direct shareholders of the Funds may receive sub-transfer agent fees for such services from the respective Fund. In an omnibus account, the Funds maintain a single account in the name of a financial intermediary such as a broker, dealer, record-keeper or other service provider and the financial intermediary maintains all of the individual shareholder accounts.

Record-keeping and shareholder services typically include: establishing and maintaining shareholder accounts and records; recording shareholder account balances and changes thereto; arranging for the wiring of funds; providing statements to shareholders; furnishing proxy materials, periodic reports of the Funds, prospectuses and other

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communications to current shareholders as required; transmitting shareholder transaction information; and providing information in order to assist the Funds in their compliance with federal and state securities laws. Each Fund typically would be paying these shareholder servicing fees directly if the financial intermediary did not hold all of its customer accounts in a single omnibus account with the Funds. Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Funds and the administrator will then maintain all of the participant accounts. The Adviser and the Funds make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting shareholder accounts. The Adviser, the Distributor and the Funds also make payments to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing.

Other Cash Payments. From time to time, the Adviser, at its own expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the Funds. This additional compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as Financial Industry Regulatory Authority, Inc. Such compensation may include financial assistance to financial intermediaries that enables the Adviser to: (1) participate in and/or present at conferences or seminars for invited registered representatives and other employees, (2) participate in client entertainment, client and investor events, and other financial intermediary-sponsored events, and (3) pay expenses incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips.

The Adviser is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of Funds or retain shares of Funds in their clients’ accounts, the Adviser benefits from the incremental management and other fees paid to the Adviser by the Funds with respect to those assets.

In certain cases these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in the prospectus and this SAI. You may ask your financial intermediary about any payments it receives from the Adviser or the Funds, as well as about fees and/or commissions it charges.

INTERESTS OF CERTAIN PERSONS

With the exception of the Adviser, no “interested person” of the Funds, as defined in the 1940 Act, and no Trustee of the Trust who is not an “interested person”, has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

CODE OF ETHICS

The Trust, Adviser and Distributor have each adopted a written Code of Ethics. These Codes of Ethics govern the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Funds. The Codes of Ethics permit such persons to invest in the Funds and/or other securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain conditions. The Codes of Ethics include reporting and other obligations to monitor personal transactions and confirm that such transactions do not disadvantage the Funds.

PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s designee receives the order.

Purchasing Shares with Liquid Securities. Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Funds with liquid securities that are eligible for purchase by a Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by fair valuation procedures) as evidenced by a listing on the New York Stock Exchange (“NYSE”) or NASDAQ. These transactions will be effected only if the Adviser intends to retain the security in the Funds as an investment.

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Assets so purchased by the Funds will be valued in generally the same manner as they would be valued for purposes of pricing a Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase.

Automatic Investment Program. The Automatic Investment Program (“AIP”) permits investors who own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor. Provided the investor’s financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor’s checking or savings account. The financial institution must be a member of the Automatic Clearing House network. There is no charge for this service. A $25 fee will be charged if the investor’s bank rejects the scheduled transaction. At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

The AIP is one means by which an investor may use “dollar cost averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or market trends. In addition, while investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.

To establish the AIP, an investor must complete the appropriate sections of the New Account Application. Please call the Trust at 800-688-LKCM if you have questions. An investor may cancel his or her participation in this Program or change the amount of purchase at any time by notifying the Transfer Agent by telephone or in writing, five days prior to the effective date of the next transaction. The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

PRICING OF SHARES

Shares of the Funds are sold and redeemed on a continual basis at the net asset value per share next computed following acceptance of an order by a Fund. A Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is normally determined as of the scheduled close of normal trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is scheduled to be open for trading. The NYSE is generally scheduled to be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price. Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.

Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.

Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.

The Board of Trustees has established policies and procedures that authorize the Adviser to fair value a security in good faith if, among other things, the Adviser determines that (i) closing prices of foreign securities do not reflect their fair market value due to events that occur between the closing of foreign markets and the time at which a Fund calculates its NAV, (ii) trading in a security is halted and does not resume prior to the closing of the exchange or other market on which such security normally trades, or (iii) the price for such security provided by the Funds’ independent pricing services appears invalid, is not readily available, or otherwise provides a valuation that in the

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judgment of the Adviser does not represent the fair market value of such security. The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds’ portfolio securities. For foreign securities held by the International Equity Fund, such fair value prices generally are based on such independent pricing services’ proprietary multi-factor models that measure movements in relevant indices, market indicators and other factors between the time the relevant foreign markets have closed and the time a Fund calculates its NAV, and therefore may differ from quoted or official closing prices for such foreign securities in such foreign markets. If a Fund utilizes fair value pricing, the fair values assigned to such Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

An example of how each Fund calculated its total offering price per share as of December 31, 2020 is as follows:

	Net Assets	=	Net Asset Value per share
	Shares Outstanding
Small Cap Equity Fund	$202,678,414	=	$21.77
	9,311,600
Small-Mid Cap Equity Fund	$15,108,355	=	$11.15
	1,355,106
Equity Fund	$449,652,934	=	$33.74
	13,326,626
Balanced Fund	$125,506,998	=	$26.76
	4,689,886
Fixed Income Fund	$289,856,587	=	$11.19
	25,905,356
International Equity Fund	$32,294,681	=	$12.44
	2,595,050

PORTFOLIO HOLDINGS INFORMATION

It is the policy of LKCM Funds to protect the confidentiality of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds. No information concerning the portfolio holdings of the Funds may be disclosed to any person except as provided below.

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders. Monthly portfolio disclosures are filed quarterly with the SEC on Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Fund also makes available on the Funds’ website a complete schedule of its portfolio holdings no sooner than 30 days following the end of each calendar quarter. Information contained within Fund Fact Sheets is made publicly available on the website upon completion (generally within 10-15 days after the close of the calendar quarter). In an effort to prevent parties from potentially misusing portfolio holdings information, the Funds will generally only disclose the Fund Fact Sheets and complete schedules of portfolio holdings as of the end of the most recent calendar quarter, no earlier than 10 days and 30 days after the end of the calendar quarter, respectively.

In addition, the Funds’ service providers, including the administrator, custodian, legal counsel, proxy voting administrator, independent pricing service, and independent registered public accounting firm, receive portfolio holdings information in connection with their services to the Funds. The Funds’ service providers have a duty to keep nonpublic information about the Funds, some of which is received on a daily basis with no lag time, confidential based

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on existing laws and due to the nature of their roles with the Funds. An officer of the Adviser or the Chief Compliance Officer of the Funds may distribute (or authorize the Funds’ administrator to distribute) portfolio holdings to rating and ranking agencies for a legitimate business purpose on a quarterly basis. Except as noted above, this information is provided no earlier than 30 days after the end of a calendar quarter and no compensation is received by the Adviser or the Funds as consideration for such disclosure. The Funds’ Chief Compliance Officer may waive certain of the requirements of this policy. The Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those required by the Funds’ policy. Notwithstanding these policies, the Funds may disclose portfolio holdings information to the extent required by applicable law.

The Funds’ Chief Compliance Officer will report any violations of these policies to the Board of Trustees on a quarterly basis. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

If the disclosure of portfolio holdings presents a conflict of interest between the shareholders and the Adviser, the Funds’ principal distributor or any of their respective affiliates, then such conflict will be reported to the Board for its consideration prior to the dissemination of portfolio holdings information.

EXCHANGES

Shareholders of a Fund may exchange shares of the Fund for shares of another series of the Trust.

REDEMPTIONS IN KIND

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the applicable Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such “in-kind” redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described under “Pricing of Shares,” and such valuation will be made as of the same time the redemption price is determined.

TAXATION

TAXATION OF THE FUNDS

The following discussion of certain federal tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder and judicial and administrative interpretations thereof, publicly available as of the date hereof; all these authorities are subject to change, which may be applied retroactively. You should consult your own tax advisers with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences thereof to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify annually for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”). If so qualified, a Fund (but not its shareholders) will not be liable for federal income tax to the extent it distributes its net earnings and realized net gains to its shareholders on a timely basis.

To continue to qualify for treatment as a RIC for a taxable year, a Fund must distribute to its shareholders at least the sum of 90% of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for

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dividends paid) and 90% of its net exempt interest income for that year (“Distribution Requirement”) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income for the taxable year from dividends, interest, payments with respect to securities loans and gains (without regard to losses) from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or those currencies and income from qualified publicly traded partnerships (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of that value and that does not represent more than 10% of the issuer’s outstanding voting securities, and (b) not more than 25% of that value may be invested in (i) the securities (other than Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls (by owning 20% or more of their voting power) that are determined to be engaged in the same, similar or related trades or businesses, or (iii) interests in qualified publicly traded partnerships (“Diversification Requirements”).

If a Fund fails to qualify for treatment as a RIC for any taxable year – either (1) by failing to satisfy the Distribution Requirement, even if it satisfies the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or Diversification Requirements and is unable, or determines not, to avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements – then for federal tax purposes it would be treated as a regular corporation. In that case, it would be subject to federal income tax, and any distributions that it made to its shareholders would not be deductible by it and would be taxable to them as ordinary income (with no part treated as a capital gain distribution) to the extent of its earnings and profits, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus), which is subject to maximum federal income tax rates of 15% and 20% for certain shareholders. That treatment would increase the cost of investing in that Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in those securities through the Fund.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 (or December 31, if it so elects) of that year, plus certain other amounts.

Some futures contracts, foreign currency contracts, and “non-equity” options (i.e., certain listed options, such as those on a “broad-based” securities index) — except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement—in which the Fund invests may be subject to Code section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contract the Fund holds at the end of its taxable year must be “marked-to-market” (that is, treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss realized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

Section 988 of the Internal Revenue Code also may apply to a Fund’s forward currency contracts and options and futures contracts on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund’s section 988 losses exceed its other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year (including those made before the losses were realized) would be characterized as a non-taxable “return of capital” to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares and treating any part of such distribution exceeding that basis as gain from the disposition of those shares.

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Offsetting positions a Fund enters into or holds in any actively traded option, futures or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of recognition of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) losses realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle at least one, but not all, positions of which are Section 1256 contracts).

When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.

If a Fund has an “appreciated financial position” – generally, an interest (including an interest through a short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale or an offsetting notional principal contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations, administrative rules, and/or other legally binding authority that could affect the treatment of income from those instruments and the character, timing of recognition and amount of the Fund’s taxable income or net realized gains and distributions. If the Internal Revenue Service (“IRS”) were to assert successfully that income a Fund derives from those investments does not constitute Qualifying Other Income, the Fund might cease to qualify as a RIC (with the consequences described above) or might be required to reduce its exposure to such investments.

Investments in Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year:

(1)	at least 75% of its gross income is passive; or
(2)	an average of at least 50% of its assets produce, or are held for the production of, passive income.

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Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC and of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% and 20% maximum federal income tax rates on “qualified dividend income” mentioned above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income (and treating as ordinary income) each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC, and a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Gains or losses (1) from the disposition of foreign currencies, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses will increase or decrease the amount of investment company taxable income available to a Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

As of December 31, 2020, the capital loss carryovers available to offset future capital gains are as follows:

Fund	Short-Term	Long-Term	Total
Fixed Income Fund	$0	$1,340,959	$1,340,959
International Equity Fund	$543,515	$16,437	$559,952

TAXATION OF THE SHAREHOLDERS

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows individuals and certain non-corporate entities a deduction for 20% of qualified REIT dividends. Regulations allow a RIC to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. As a result, individuals or other shareholders eligible for the deduction with respect to qualified REIT dividends will also be eligible to receive the benefit of this deduction with respect to qualified REIT dividends received by a Fund that are thereafter included in Fund dividends to shareholders, provided that the eligible shareholders have held their Fund shares for at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect such Fund dividend.

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As noted in the Prospectus, a shareholder’s basis in Fund shares that he or she acquired or acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Funds’ default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption (including a redemption that is part of an exchange) of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from redemptions of shares, each Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to file an election for that year with the IRS that would enable its shareholders to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it pays. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources (“foreign-source income”) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If a Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year.

Individual shareholders of a Fund who, for a taxable year, have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on IRS Forms 1099 and all of whose foreign-source income is “qualified passive income” may elect for that year to be exempt from the extremely complicated foreign tax credit limitation for federal income tax purposes (about which shareholders may wish to consult their tax advisers), in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its portion of foreign taxes a Fund paid that is allocable to Fund shares the shareholder has not held for at least 16 days during the 31-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder’s risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A foreign shareholder may not deduct or claim a credit for foreign taxes in determining its federal income tax liability unless the Fund dividends paid to it are effectively connected with the shareholder’s conduct of a U.S. trade or business.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the Funds’ independent registered public accounting firm, whose services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS

The audited financial statements for the Funds are incorporated herein by reference to the Funds’ Annual Report to Shareholders for the year ended December 31, 2020. Financial statements audited by the Funds’ independent registered public accounting firm will be distributed to shareholders at least annually.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

RATINGS DEFINITIONS

S&P Global Ratings’ Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings assigned to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

A-1

SPUR (S&P Underlying Rating)

A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

S&P Global Ratings Disclaimers

The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Qualifiers

S&P Global Ratings assigns qualifiers to ratings when appropriate. This section details active and inactive qualifiers.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

1. Federal Deposit Insurance Limit: “L” qualifier

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2. Principal: “p” qualifier

This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

3. Preliminary Ratings: “prelim” qualifier

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

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•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

4. Termination Structures: “t” qualifier

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

5. Counterparty Instrument Rating: “cir” qualifier

This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1. Contingent upon final documentation: “*” inactive qualifier

This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

2. Termination of obligation to tender: “c” inactive qualifier

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

3. U.S. direct government securities: “G” inactive qualifier

The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

4. Public Information Ratings: ‘pi’ qualifier

This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

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5. Provisional Ratings: “pr” inactive qualifier

The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

6. Quantitative Analysis of public information: “q” inactive qualifier

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

7. Extraordinary risks: “r” inactive qualifier

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

S&P Global Ratings currently uses seven other identifiers. These words or symbols provide additional information but do not change the definition of a rating or our opinion about the issue’s or issuer’s creditworthiness. The identifiers are often required by regulation.

1. Unsolicited: ‘unsolicited’ and ‘u’ identifier

The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.

2. Structured finance: “sf” identifier

The ‘sf’ identifier shall be assigned to ratings on “securitization instruments” when required to comply with an applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see the appendix for the types of instruments that carry the ‘sf identifier’.

3. Japan: ‘JR’ identifier

The ‘JR’ identifier is assigned to all issue and issuer ratings assigned by either S&P Global Ratings Japan Inc. or S&P Global SF Japan Inc., each of which is a registered credit rating agency in Japan, as ratings registered under Japanese regulation. The addition of the identifier does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

4. European Union: ‘EU’ identifier

S&P Global Ratings applies the ‘EU’ identifier to global scale ratings assigned by S&P Global Ratings Europe (SPGRE) (including through its branches which are registered with the European Securities and Markets Authority (ESMA) and subject to EU Regulation on credit rating agencies. The addition of the ‘EU’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

5. European Endorsed: ‘EE’ identifier

S&P Global Ratings applies the ‘EE’ identifier to global scale ratings assigned by S&P Global Ratings affiliates established outside the European Union and endorsed by SPGRE. SPGRE is registered with ESMA and subject to EU Regulation on credit rating agencies. The addition of the ‘EE’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

6. United Kingdom: ‘UK’ identifier (as of Jan. 1, 2021)

S&P Global Ratings applies the ‘UK’ identifier to global scale ratings assigned by S&P Global Ratings UK (SPGRUK) which is registered with the UK Financial Conduct Authority (FCA) and subject to UK regulation on credit rating agencies. The addition of the ‘UK’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

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7. United Kingdom Endorsed: ‘UKE’ identifier (as of Jan. 1, 2021)

S&P Global Ratings applies the ‘UKE’ identifier to global scale ratings assigned by S&P Global Ratings’ affiliates established outside the U.K. and endorsed by SPGRUK. SPGRUK is registered with the FCA and subject to UK regulation on credit rating agencies. The addition of the ‘UKE’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

8. S&P Global SF Japan Inc.: ‘XN’ identifier

S&P Global SF Japan Inc. assigns the ‘XN’ identifier to credit ratings assigned by S&P Global SF Japan Inc. S&P Global SF Japan Inc. is not a Nationally Recognized Statistical Rating Organization. The addition of the ‘XN’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

9. Under criteria observation ‘UCO’ identifier

The ‘UCO’ identifier may (or shall, if an EU regulatory requirement) be assigned to credit ratings under review as a result of a criteria revision. The addition of the ‘UCO’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

Local Currency and Foreign Currency Ratings

S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations1 addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay.2 Moody’s ratings do not address nonstandard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating.3 Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.4, 5 Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.6

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf ) to all structured finance ratings.7 The addition of (sf ) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf ) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

1. In the case of impairments, there can be a financial loss even when contractual obligations are met. See the definition of Impairment in this publication.

2. For issuer level ratings, see the definition of Issuer Ratings in this publication. In some cases the relevant credit risk relates to a third party, in addition to, or instead of the issuer. Examples include credit-linked notes and guaranteed obligations.

3. Because the number of possible features or structures is limited only by the creativity of issuers, Moody’s cannot comprehensively catalogue all the types of non-standard variation affecting financial obligations, but examples include indexed values, equity values and cash flows, prepayment penalties, and an obligation to pay an amount that is not ascertainable at the inception of the transaction.

4. For certain preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment (as defined below in this publication) and financial loss in the event of impairment.

5. Debts held on the balance sheets of official sector institutions – which include supranational institutions, central banks and certain government-owned or controlled banks – may not always be treated the same as debts held by private investors and lenders. When it is known that an obligation is held by official sector institutions as well as other investors, a rating (short-term or long-term) assigned to that obligation reflects only the credit risks faced by non-official sector investors.

6. For information on how to obtain a Moody’s credit rating, including private and unpublished credit ratings, please see Moody’s Investors Service Products.

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7. Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

Note: For more information on long-term ratings assigned to obligations in default, please see the definition “Long-Term Credit Ratings for Defaulted or Impaired Securities” in the Other Definitions section of this publication.

*

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Short-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

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Fitch’s National Credit Ratings

National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country or monetary union. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale. As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.

A “+” or “–” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

National Relativity

National ratings are a measure of relative credit risk among issuers in a country or monetary union, except in circumstances when ratings are notched for support or at the instrument level to differentiate priority/recovery prospects relative to other local market instruments. Where national ratings are derived by notching, they reflect creditworthiness relative to the respective supporting entity’s (parent or government) national rating, rather than to unsupported national ratings.

LC and FC Issuer National Ratings

National ratings can be assigned to the issuer or at the specific debt instrument level. Issuer-level national ratings address the relative vulnerability to default of LC obligations (or legal tender) for local issuers within the country concerned when not notched for support. Therefore, national ratings exclude the risk that cross border investors may be unable to repatriate interest and principal repayments out of the country. Issuer-level national ratings do not incorporate transfer and convertibility risk associated with the FC obligations of a local issuer, and this is the reason the national scale rating analysis begins with an international LC rating or LC credit opinion as transfer and convertibility risk is only incorporated into FC ratings; there are some exceptions where ratings may be notched.

Issuer and Instrument-level National Ratings

Fitch assigns national ratings to specific debt instruments denominated in LC and issued where the entity or issuer is domiciled. Fitch may also assign national instrument ratings to i) foreign issuers’ obligations issued in LC in the country concerned, and ii) local or foreign issuers’ (legal entities or branches) obligations where repayment is in FC and a national scale rating may be required to comply with local regulation and/or local market practices often found in Central America and countries with high levels of dollarization; national ratings of FC instruments are less common.

Convergence at ‘C’

A ’C’ level rating on both the international and national rating scales reflects that the default of an issuer is imminent. As a result, a ‘C’ rating on one scale is necessarily a ‘C’ rating on the other scale. Due to the greater differentiation across national rating scales relative to the international rating scale, there can be more rating volatility and more significant rating transition for National Ratings compared with International Ratings.

National Short-Term Credit Ratings

F1(xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.

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F3(xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B(xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

C(xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

RD(xxx): Restricted default

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx)

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Notes:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

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LONG-TERM RATINGS

S&P Global Ratings’ Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

•	The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

•	The nature and provisions of the financial obligation, and the promise we impute; and

•

The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings*

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

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CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations1 addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay.2 Moody’s ratings do not address nonstandard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating.3 Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.4, 5 Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned. 6

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf ) to all structured finance ratings.7 The addition of (sf ) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf ) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

1. In the case of impairments, there can be a financial loss even when contractual obligations are met. See the definition of Impairment in this publication.

2. For issuer level ratings, see the definition of Issuer Ratings in this publication. In some cases the relevant credit risk relates to a third party, in addition to, or instead of the issuer. Examples include credit-linked notes and guaranteed obligations.

3. Because the number of possible features or structures is limited only by the creativity of issuers, Moody’s cannot comprehensively catalogue all the types of non-standard variation affecting financial obligations, but examples include indexed values, equity values and cash flows, prepayment penalties, and an obligation to pay an amount that is not ascertainable at the inception of the transaction.

4. For certain preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment (as defined below in this publication) and financial loss in the event of impairment.

5. Debts held on the balance sheets of official sector institutions – which include supranational institutions, central banks and certain government-owned or controlled banks – may not always be treated the same as debts held by private investors and lenders. When it is known that an obligation is held by official sector institutions as well as other investors, a rating (short-term or long-term) assigned to that obligation reflects only the credit risks faced by non-official sector investors.

6. For information on how to obtain a Moody’s credit rating, including private and unpublished credit ratings, please see Moody’s Investors Service Products.

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7. Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

Note: For more information on long-term ratings assigned to obligations in default, please see the definition “Long-Term Credit Ratings for Defaulted or Impaired Securities” in the Other Definitions section of this publication.

*

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)

‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx)

‘AA’ National Ratings denote expectations of a very low level of default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)

‘A’ National Ratings denote expectations of a low level of default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx)

‘BBB’ National Ratings denote a moderate level of default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx)

‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.

B(xxx)

‘B’ National Ratings denote a significantly elevated level of default risk relative to other issuers or obligations in the same country or monetary union.

CCC(xxx)

‘CCC’ National Ratings denote a very high level of default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx)

‘CC’ National Ratings denote the level of default risk is among the highest relative to other issuers or obligations in the same country or monetary union.

C(xxx)

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange; and

d.

a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD(xxx): Restricted default.

‘RD’ ratings indicate an issuer that, in Fitch’s opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but that has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and has not otherwise ceased business. This would include:

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a.	the selective payment default on a specific class or currency of debt;

b.

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)

‘D’ National Ratings denote an issuer that has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Notes:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

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MUNICIPAL NOTE RATINGS

S&P’s Municipal Short-Term Note Ratings Definitions

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

D

‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s US Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings

Moody’s uses the global short-term ‘prime’ rating scale for commercial paper, issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity. For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales (., the Municipal Investment Grade MIG and Variable Municipal Investment Grade VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale for US municipal cash flow notes, bond anticipation notes and certain other short term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

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SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.

*

For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.

VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

For more complete discussion of these rating transitions, please see Annex B of Moody’s Methodology titled Variable Rate Instruments Supported by Conditional Liquidity Facilities.

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LKCM FUNDS

LKCM AQUINAS CATHOLIC EQUITY FUND (AQEIX)

301 COMMERCE STREET, SUITE 1600

FORT WORTH, TEXAS 76102

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of the LKCM Aquinas Catholic Equity Fund (the “Fund”), a series of LKCM Funds (the “Trust”) dated May 1, 2021, as such Prospectus may be supplemented or revised from time to time. The Fund’s audited financial statements for the year ended December 31, 2020 are incorporated herein by reference to the Fund’s 2020 Annual Report. A copy of the Prospectus and the Annual Report may be obtained without charge by calling the Fund at (800) 423-6369 or by visiting www.aquinasfunds.com.

In deciding whether to invest in the Fund, you should rely on information in this SAI and the Prospectus. The Fund has not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

Luther King Capital Management Corporation (the “Adviser”) serves as the investment adviser for the Fund.

FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

The LKCM Funds (the “Trust”) is an open-end, diversified, management investment company. The Fund is a diversified and separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994 (as amended, the “Declaration of Trust”). The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series. Currently, the Trust offers seven series, one of which is the LKCM Aquinas Catholic Equity Fund (the “Fund”). This SAI relates only to the Fund.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series (the proceeds of which would be invested in separate, independently managed funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series only and would be subject to the liabilities related thereto.

When issued, the shares of the Fund are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable. There are no conversion rights. Each share of the Fund is entitled to participate equally in dividends and capital gain distributions and in the assets of the Fund in the event of liquidation. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in the shareholder’s name on the books of the Fund.

The Fund is not required, and does not intend, to hold regular annual shareholder meetings. The Fund may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies. The Trust will assist in shareholder communication in such matters to the extent required by law.

REORGANIZATION

Effective as of the close of business on July 29, 2016, the LKCM Aquinas Small Cap Fund and the LKCM Aquinas Growth Fund, each a series of the Trust, were reorganized into the LKCM Aquinas Value Fund, another series of the Trust. Immediately thereafter, the LKCM Aquinas Value Fund changed its name to the LKCM Aquinas Catholic Equity Fund and the LKCM Aquinas Value Fund’s investment strategies and operating expenses, including its expense limitation agreement, changed to the investment strategies and operating expenses, including the expense limitation agreement, of the LKCM Aquinas Catholic Equity Fund. Financial and other historical information presented herein for periods prior to August 1, 2016 reflects the operations of the LKCM Aquinas Value Fund, and all other information presented herein reflects the operations of the LKCM Aquinas Catholic Equity Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

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INVESTMENT LIMITATIONS

The Fund is subject to the following restrictions, which are fundamental policies and may not be changed with respect to the Fund without the approval of a majority of the Fund’s outstanding voting securities. As used herein, a “majority of the Fund’s outstanding voting securities” means the lesser of: (1) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund will not:

(1)	invest in physical commodities or contracts on physical commodities;

(2)

purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

(3)

make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules and regulations or interpretations of the Securities and Exchange Commission (“SEC”) thereunder;

(4)	with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)

with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

(6)

borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(7)

underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in the disposition of restricted securities);

(8)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

(9)

issue senior securities, except that this limitation shall not apply to: (i) evidences of indebtedness that the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the investment or the Fund’s assets will not require the sale of securities.

The Fund is also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees of the Trust (the “Board of Trustees”) without shareholder approval. As a matter of non-fundamental policy, the Fund will not:

(1)

purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions. Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

(2)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

2

(3)

invest more than an aggregate of 15% of the net assets of the Fund in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options;

(4)

invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations, or except as may otherwise be permitted by the 1940 Act;

(5)	write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; and

(6)	make any change in its investment policy of investing at least 80% of its net assets in equity securities without first providing the Fund’s shareholders with at least 60 days’ prior notice.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Fund are described in detail in the summary prospectus under the caption “Principal Investment Strategies” and in the statutory prospectus under the caption “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Fund.” These sections provide a description of the securities in which the Fund principally may invest to achieve its investment objective, the principal strategies it may employ and the corresponding risks of such securities and strategies. The greatest risk of investing in the Fund is that its returns will fluctuate and you could lose money. Past events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets could experience volatility and turmoil.

Reduced liquidity in equity, credit and fixed income markets may adversely affect many issuers worldwide. Market turbulence may have an adverse effect on the Fund. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally.

EQUITY RELATED SECURITIES

The equity securities in which the Fund may invest include American Depositary Receipts (“ADRs”), common stocks, securities convertible into common stock (“convertible securities”), preferred stocks, shares of real estate investment trusts (“REITs”), rights and warrants.

ADRs. ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. ADRs are not considered to be foreign securities when calculating the Fund’s foreign securities limitations, but such securities may be subject to many of the same risks as foreign securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency. ADRs may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. The issuers of unsponsored depositary receipts generally are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security. Please see “Foreign and Emerging Market Securities” below for a description of the risks associated with investments in foreign securities.

Common Stocks. Common stocks represent the residual ownership interest in the issuer and are generally subordinate to all of its other obligations, including preferred stock. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, factors affecting companies in the same industry or sector, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the particular company, such as currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or traded over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

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Convertible Securities. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, may entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to holders of similar non-convertible securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

Preferred Stocks. Preferred stock generally offers a stated dividend rate payable from the corporation’s earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities. Dividends on some preferred stock may be “cumulative” if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

REITs. The Fund may invest in shares of REITs. Equity REITs invest in income-producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development, and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. Hybrid REITs may invest in both real estate and real estate loans.

Unlike most corporations (and trusts and associations otherwise taxable as such for federal tax purposes), REITs do not have to pay federal income tax on net income and net realized gains they distribute to their shareholders if they meet certain requirements of the Internal Revenue Code of 1986, as amended. To qualify for that treatment, a REIT must, among other things, (1) distribute to its shareholders for each taxable year at least 90% of the sum of its “real estate investment trust taxable income” (which includes all net realized capital gains) and certain other income and (2) derive at least 75% of its gross income each taxable year from rents from real property, interest on mortgages secured by real property, gains from the disposition of real property or such mortgages, and certain other real estate related income. The failure of a company in which the Fund invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Fund. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

REITs are subject to real estate industry risk. These risks may include the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT’s performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of federal tax treatment as a REIT will also affect an individual REIT’s after-tax performance.

REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods in an environment of rising interest rates. In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

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REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear its proportionate share of those fees and expenses, which can be significant.

Rights and Warrants. Rights and warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying equity security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Securities Subject to Special Situations. The Fund may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced or is anticipated. Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business and regulatory climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund thereby increasing its brokerage and other transaction expenses and be more speculative.

FOREIGN AND EMERGING MARKET SECURITIES

Foreign Securities. The Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations that are not typically associated with investing in securities of U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Fund may temporarily hold invested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in foreign currencies.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund’s foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value, especially for emerging market securities. Foreign markets have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is not invested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability of the Fund to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

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Certain foreign governments levy withholding or other taxes against dividend and interest income paid by citizens or corporations operating therein to investors from other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of those taxes will reduce the Fund’s income received from an issuer subject thereto.

Investing in foreign securities may involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Securities of European Issuers. The Fund’s performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits and the resource self-sufficiency of European countries.

The Economic and Monetary Union (“EMU”) of the European Union (“EU”) is comprised of EU members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. The EMU requires Eurozone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, fiscal and monetary controls, and other factors, each of which may significantly impact every European country and their economic partners. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate of the euro, the threat of default or actual default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on the economies of other EU member countries and major trading partners outside Europe.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns relating to economic downturns, rising government debt levels and national unemployment and the possible default of government debt in several European countries. Several countries have agreed to multi-year bailout loans from the European Central Bank, the European Stability Mechanism, the International Monetary Fund, and other institutions and supra-governmental agencies. Responses to financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have unintended consequences. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries and can affect exposures to other EU countries and their financial companies as well. In addition, issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. The manner in which the EU and EMU responded to the global recession and sovereign debt issues raised questions about their ability to react quickly to rising borrowing costs and the potential default by an EU country of its sovereign debt and revealed a lack of cohesion in dealing with the fiscal problems of member states. Escalating trade tensions among European countries and between European countries and the U.S. may reduce trade between and among these countries or increase the costs of such trade, which could have an adverse effect on those countries’ economies and their issuers.

Secessionist movements, such as the Catalan movement in Spain, as well as government or other responses to such movements, may also create instability and uncertainty in the region. Ukraine has experienced ongoing military conflict; this conflict may expand, and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and materially impact the Fund.

In a referendum held on June 23, 2016, the United Kingdom (the “UK”) resolved to leave the EU (referred to as “Brexit”). On December 31, 2020, the UK officially left the EU. The UK and the EU reached a trade agreement on December 31, 2020, which is due to be ratified by all applicable UK and EU governmental bodies by April 30, 2021 (unless this date is extended). The period following the UK’s withdrawal from the EU is expected to be one of significant political and economic uncertainty particularly until the UK government and EU member states agree and implement the terms of the UK’s future relationship with the EU. Brexit may create additional economic stresses for the UK, which may include causing a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. The Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by the Fund. In addition, Brexit may also have a destabilizing impact on the EU or the EMU to the extent that other member states similarly seek to withdraw from the EU or the EMU. Any further exits from the EU or the EMU would likely cause additional market disruptions globally, impact the market values of EU and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, create more volatile and illiquid markets, and introduce new legal and regulatory uncertainties.

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Emerging Market Investments. Investing in emerging markets can have more risk than investing in developed foreign markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities from more developed markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic or geopolitical developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. The risks of investing in these markets may be exacerbated relative to investments in developed markets and investments in these countries may be subject to erratic and abrupt price movements. In addition, emerging markets may impose capital restrictions and thus, may adversely affect the operations of the Fund and certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. In addition to withholding taxes on investment income, some countries in emerging markets may impose differential capital gain taxes on foreign investors. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed markets. The less developed the country, the greater effect these risks may have on your investment in the Fund.

Emerging markets have evolved in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these emerging markets will continue to present viable investment opportunities for the Fund. In the past, governments of countries in emerging markets have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.

Some economies are less well developed and less diverse and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. The economies of emerging market countries may be based predominately on only a few industries or may be dependent on revenues from participating commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Many of these countries are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European, Russian or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The Fund may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain emerging market countries, either individually or in combination with other shareholders. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities. Additionally, in certain emerging market countries, fraud, corruption and attempts at market manipulation may be more prevalent than in developed market countries. Shareholder claims that are common in the U.S. and are generally viewed as determining misconduct, including class action securities law and fraud claims, generally are difficult or impossible to pursue as a matter of law or practicality in many emerging markets.

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Also, there may be less publicly available information about issuers in emerging markets than would be available for issuers in more developed markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies or issuers in more developed markets are subject. In certain countries with emerging markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S. may not be applicable. Emerging market investments may be substantially less liquid and more volatile than those of more developed markets, and securities may be held by a limited number of investors. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of emerging market investments.

The laws in certain emerging market countries may be based upon or be highly influenced by religious codes or rules. The interpretation of how these laws apply to certain investments may change over time, which could have a negative impact on those investments and the Fund.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund may use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context. The organizational structures of certain issuers in emerging markets may limit investor rights and recourse.

Regulatory authorities in some emerging markets currently do not provide the Public Company Accounting Oversight Board with the ability to inspect public accounting firms as required by U.S. law, including sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, which potentially could expose investors to significant risks.

FIXED INCOME SECURITIES

The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by domestic or foreign corporations and other entities.

Recent Fixed Income Market Events. The U.S. Federal Reserve (the “Federal Reserve”) has taken numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The ultimate effects of these and other efforts that may be taken are not yet known, and it is not known whether and to what extent they will be successful. The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Over the past several years, the United States has moved away from tighter legislation and regulation impacting businesses and the financial services industry. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on the Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time. Policy changes by the U.S. Government, the Federal Reserve or the central banks may expose the Fund’s investments in debt securities and the fixed income markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance, and have trouble selling investments to meet shareholder redemptions.

Ratings. As noted above, the Fund may invest in various fixed income securities, including fixed income securities that are rated at the time of purchase as investment grade by a nationally recognized statistical rating organization (“NRSRO”), such as S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Ratings, Inc. (“Fitch”) or of equivalent quality as determined by the Adviser. Investment grade fixed income securities include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

•	Bonds or bank obligations rated in one of the four highest categories (such as BBB- or higher by S&P);

•	Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P); and

•	Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P).

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Investment grade fixed-income securities are generally perceived to have a lower degree of credit risk. However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities. If a security’s rating falls below that required at the time of purchase, the Adviser will consider what action, if any, should be taken consistent with the Fund’s investment objective. Additional information concerning securities ratings is contained in Appendix A to this SAI.

U.S. Government Agency Securities. U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government may provide financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will do so, since it is not so obligated by law. U.S. Government agency obligations and repurchase agreements secured thereby are primarily subject to market risk, credit risk and interest rate risk.

U.S. Treasury Obligations. U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

The Fund may invest in component parts of U.S. Treasury notes or bonds, namely either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (principal or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (principal or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATs”), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

Investment Grade Fixed Income Securities. The Fund may invest in fixed income securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments) rated as investment grade at the time of purchase by a NRSRO.

Even fixed income securities rated investment grade by a NRSRO possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating fixed income securities in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit ratings may not be correct and credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security’s market value. Changes in economic conditions or other circumstances may lead to a weakened capacity of the issuer to make principal and interest payments on such securities.

The Fund will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser may take into consideration, among other things, the issuer’s financial resources and ability to cover its interest and fixed charges, factors relating to the issuer’s industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality fixed income securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality fixed income securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of fixed income securities may adversely affect the net asset value of the Fund if it invests in such securities. At this time, interest rates are at historical lows. In the future, interest rates may increase, perhaps rapidly and/or significantly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

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The secondary trading market for lower-quality fixed-income securities is generally not as liquid as the secondary market for higher-quality fixed income securities and is very thin for some fixed income securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain information for purposes of valuing the Fund’s portfolio. Pricing data is generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the ability to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Variable and Floating Rate Obligations. The interest rates payable on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are generally less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Interest Rates and Portfolio Maturity. Interest rates on securities in which the Fund invests may adjust periodically based on a base rate plus a premium or spread over the base rate. The base rate usually is the London Interbank Offered Rate (“LIBOR” or “ICE LIBOR”), the federal funds rate, the prime rate, or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits. The prime rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank’s lowest available rate.

On July 27, 2017, the Chief Executive of the UK’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other reference rates after 2021. Recently, the administrator of ICE LIBOR and the UK’s Financial Conduct Authority announced that LIBOR for most tenors and currencies would cease immediately after final values are announced for December 31, 2021, with the remaining tenors and currencies (including one-month U.S. Dollar LIBOR) to cease immediately after final values are announced for June 30, 2023. This announcement has been confirmed by the Alternative Reference Rates Committee (“ARRC”) of the Federal Reserve Bank of New York as constituting a “benchmark transition event” and establishing “benchmark replacement dates” in ARRC standard LIBOR transition provisions that exists in many U.S. law contracts using LIBOR. Other contracts may or may not adhere to the ARRC’s standard provisions. These announcements and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

In advance of the phasing out of LIBOR, regulators and market participants are working together to identify or develop successor reference rates, and it is expected that market participants will focus on the transition mechanisms by which the reference rates in existing contracts or instruments may be amended, whether through market-wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain reference rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative reference rates or any other reforms to reference rates that may be enacted in the UK or elsewhere. The elimination of a reference rate or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for or value of any securities or payments linked to those reference rates and other financial obligations held by the Fund or on its overall financial condition or results of operations. In addition, any substitute reference rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV.

Non-Investment Grade Fixed Income Securities. The Fund may invest up to 5% of its total assets in non-investment grade fixed income securities (commonly known as “junk bonds”). Investments in such securities are inherently speculative. The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The

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inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by the Fund, it may be difficult to establish a fair value of such securities. If the issuer defaults on its obligation, the value of the security would fall and the Fund’s income also would decline.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by an NRSRO does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed income securities, the values of non-investment grade securities generally go up and down in response to changes in interest rates. A decrease in interest rates generally will result in an increase in the value of fixed income securities. Conversely, during periods of rising interest rates, the value of the Fund’s fixed income securities generally will decline. The values of non-investment grade fixed income securities often may be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions also may adversely affect the values of non-investment grade fixed income securities. Changes by NRSROs in their ratings of any fixed income security and changes in the ability of an issuer to make payments of interest and principal also may affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value.

Issuers of lower rated securities often are highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

Mortgage Pass-Through Securities. The Fund may invest in residential and commercial mortgage pass-through securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers in the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government, one of its agencies or instrumentalities or a government sponsored enterprise, such as Government National Mortgage Association (“GNMA”), Fannie Mae (“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but may have some form of private credit enhancement.

GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may attempt to borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

The FHFA and the U.S. Treasury have imposed strict limits on the size of FNMA and FHLMC’s mortgage portfolios. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of FNMA and FHLMC remains in question as the U.S. Government considers multiple options.

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Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools to compensate for the fact that there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or insured by governmental entities, private insurers and the mortgage poolers.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a “when-issued” basis. In buying “when-issued” securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a “when-issued” transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

When the Fund purchases securities on a when-issued basis, it will maintain with its custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made. The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions. When-issued securities may decline or increase in value during the period from the Fund’s investment commitment to the settlement of the purchase.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings (“IPOs”). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or microcap size. Some of the companies involved in new industries may be regarded as developmental state companies, without revenues or operating income, or the near-term prospects of them. Investments in IPOs may have a magnified performance impact relative to other investments.

Pursuant to the Adviser’s allocation policies and procedures, the Fund generally will be eligible to participate on a rotating basis in any applicable IPOs that may come available to eligible clients of the Adviser.

ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS

Illiquid Investments. In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 (the “Liquidity Rule”), which defines the term “illiquid investments” to mean any investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser and the Fund’s administrator, the Board monitors investments in illiquid investments. Illiquid investments may include securities and other financial instruments that do not have a readily available market, repurchase agreements which have a maturity of longer than seven calendar days, restricted securities, other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act, unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser using guidelines approved by the Board of Trustees. The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid investments, the Fund would take appropriate steps to protect liquidity. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board of Trustees and, when required by the Liquidity Rule, to the SEC. Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price and may have to dispose of such investments over extended periods of time.

Restricted Securities. Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the Fund decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

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Private Placement Offerings. The Fund may invest in private placement offerings. Investments in private placement offerings are made in reliance on the “private placement” exemption from registration afforded by Section 4(2) or Regulation D of the Securities Act (“Section 4(2) securities”). Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Fund that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

OTHER INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and interests in unit investment trusts. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations, and are indirectly exposed to the risks of the investments held by the other investment company. These other fees and expenses would be reflected as Acquired Fund Fees and Expenses and would be included in the Fees and Expenses Table in the Prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities or the Fund may have to sell such investments at a discount to the issuer’s portfolio securities. Exchange-traded and closed-end funds may trade at premiums or discounts to their net asset values and be subject to trading halts.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

ETFs trade like a common stock and passive ETFs usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. If the Fund invests in ETFs, the Fund would typically purchase passive ETF shares to obtain exposure to all or a portion of the stock or bond market. As a shareholder of an ETF, the Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses.

An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount or premium to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The Fund may also invest in ETNs, which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees.

The Fund’s investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate. However, the Fund may exceed these limits when investing in shares of an ETF or other investment company, subject to the terms and conditions of an exemptive order from the SEC obtained by the ETF or other investment company that permits an investing fund, such as the Fund, to invest in the ETF or other investment company in excess of the limits described above. The Fund may also exceed these limits when investing in shares of money market funds to the extent permitted by the 1940 Act and applicable rules and regulations adopted by the SEC thereunder.

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 will permit more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

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SECURITIES LENDING

The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending would allow the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans would be made only to parties deemed by the Adviser to be of good standing. In addition, they would only be made if, in the Adviser’s judgment, the consideration to be earned from such loans would justify the risk. Such loans would not be made if, as a result, the aggregate of all outstanding loans of the Fund exceed one-third of the value of its total assets (including the value of all assets received as collateral for the loan). The Fund does not currently engage in securities lending activities.

TEMPORARY INVESTMENTS

The temporary investments that the Fund may make include:

(1) Cash, time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Fund may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve the same risks of investing in foreign securities discussed previously. Although the Adviser carefully considers these factors when making investments, the Fund does not limit the amount of its assets that can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a domestic bank that does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of a U.S. bank, it is a member of the Federal Deposit Insurance Corporation.

(2) Commercial paper that at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

(3) Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;

(4) U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and

(6) Repurchase agreements.

REGULATORY AND RECENT MARKET EVENTS

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s ability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. There is a risk that policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the

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entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, enhanced health screenings at ports of entry and elsewhere, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty and further developments could result in additional disruptions and uncertainty. These impacts have caused significant volatility in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

The U.S. Federal Reserve has taken numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The ultimate effects of these and other efforts that may be taken are not yet known, and it is not known whether and to what extent they will be successful. In addition, COVID-19 has caused and may continue to cause employees and vendors at various businesses to work at external locations, and could cause extensive medical absences. Not all events that could affect the business of the Advisor or other service providers can be determined and addressed in advance.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Over the past several years, the United States has moved away from tighter legislation and regulation impacting businesses and the financial services industry. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on the Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Interest rates have been unusually low in recent years in the U.S. and abroad and are currently at or near historic lows. The full impact of Brexit and the nature of the future relationship between the United Kingdom and the European Union remains uncertain. The United Kingdom and the European Union reached a trade agreement on December 31, 2020 that is due to be ratified by all applicable United Kingdom and European Union governmental bodies by April 30, 2021 (unless this date is extended). The period following the United Kingdom’s withdrawal from the European Union is expected to be one of significant political and economic uncertainty particularly until the United Kingdom government and European Union member states agree and implement the terms of the United Kingdom’s future relationship with the European Union. Brexit may create additional economic stresses for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. A Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. These losses could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

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CYBERSECURITY

With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers and third-party fund distribution platforms may have become more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or Fund service providers (including, but not limited to, the Adviser, distributor, fund accountants, custodian, transfer agent, sub-advisers (if applicable), and financial intermediaries), as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of shareholder data or funds, shareholders or service providers being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, interference with the Fund’s ability to calculate its net asset value, impediments to trading, physical damage to a computer or network system, or remediation costs associated with system repairs.

Any of these results could have a substantial adverse impact on the Fund and its shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and service providers could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfilment of Fund share purchases and redemptions. Cybersecurity incidents could cause the Fund or Fund service provider to incur regulatory penalties or scrutiny, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that the Fund or Fund service provider violated privacy and other laws. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Fund does not control the cybersecurity systems and plans of the issuers of securities in which the Fund invests or the Fund’s third party service providers or trading counterparties or any other service providers whose operations may affect the Fund or its shareholders. Most issuers in which the Fund invests are heavily dependent on computers and other technological platforms and resources for data storage and operations, which require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value in the securities of issuers impacted by any such cybersecurity incidents.

TRUSTEES AND OFFICERS OF THE LKCM FUNDS

The Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Fund. The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of the Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including the Adviser’s personnel and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board. The Board met four times during the fiscal year ended December 31, 2020.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund. The Adviser, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management for the Fund. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. The Board performs this risk management oversight directly and, as to certain matters, through its committees and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

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In general, the Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Fund. In addition, under the general oversight of the Board, the Adviser and other service providers to the Fund has adopted a variety of policies, procedures and controls designed to address particular risks to the Fund. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons. The Fund’s CCO and senior officers of the Adviser regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from the Adviser with respect to the Fund’s investments. In addition to regular reports from the Adviser, the Board also receives reports regarding other service providers to the Trust, either directly or through the Adviser or the Fund’s CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Fund’s CCO regarding the effectiveness of the Fund’s compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from the Adviser in connection with the Board’s consideration of the renewal of the Trust’s advisory agreement with the Adviser and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

The CCO also reports regularly to the Board on Fund valuation matters. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO to discuss matters relating to the Fund’s compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute a majority of the Board. Larry J. Lockwood, an Independent Trustee, serves as Chairman of the Board. As Chairman, Mr. Lockwood’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Fund. As Chairman, Mr. Lockwood also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit and Compliance Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its independent Chairman and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Fund, the number of Funds overseen by the Board, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Board holds four regularly scheduled meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each regular meeting, the Independent Trustees meet outside of management’s presence. The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

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The Trustees of the Trust are identified in the tables below, which provide information as to their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held in public companies during the past five years.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/ Officer During the Past Five Years
Richard J. Howell 301 Commerce Street Suite 1600	Trustee Chairman of the Audit and Compliance Committee	Since 2005 Since 2008	CPA; Adjunct Faculty at SMU Cox School of Business from 2004 to 2009; Consulting Services, since 2002; Audit Partner, Arthur Andersen LLP from 1974 to 2002.	7	None
Fort Worth, Texas 76102 Year of Birth: 1942

Larry J. Lockwood 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1953	Chairman of the Board of Trustees Trustee	Since 2021 Since 2013	C. R. Williams Professor of Finance, Stan Block Endowed Chair in Finance, Department of Finance, Neeley School of Business, Texas Christian University since 1994.	7	None

Mauricio Rodriguez 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1966	Trustee	Since 2021	Chair, Department of Finance, Neeley School of Business; Texas Christian University since 2002.	7	None

(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.

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Interested Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
J. Luther King, Jr.(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1940	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	7	Tyler Technologies, Inc.

Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee Vice President	Since 2013 Since 2000	Principal, Luther King Capital Management Corporation since 2004, Vice President and Portfolio Manager, Luther King Capital Management Corporation since 1996.	7	AZZ Incorporated

(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.
(2)	Messrs. King and Purvis are each considered to be an “interested person” of the Trust (as defined in the 1940 Act) because of their affiliation with the Adviser.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Richard J. Howell: Mr. Howell has extensive audit and business experience as a certified public accountant, service as a partner in a global accounting firm, service as a faculty member at a private university’s business school, service as a director of a publicly held corporation and multiple years of service as a Trustee.

J. Luther King, Jr.: Mr. King has extensive experience in the investment management industry as chairman, president and director of an investment management firm, service on the board of numerous public and private corporations and foundations, and multiple years of service as a Trustee.

Larry J. Lockwood: Mr. Lockwood has extensive experience in finance as professor of finance at the business school of a private university and service as a chartered financial analyst, business consultant and lecturer, and multiple years of service as a Trustee.

Steven R. Purvis: Mr. Purvis has extensive experience as principal of an investment management firm and service as a portfolio manager, director of research and senior analyst, and multiple years of service as a Trustee.

Mauricio Rodriguez: Mr. Rodriguez has extensive experience in finance as professor of finance at the business school of a private university and service as a business consultant, expert witness in securities and commercial litigation, and lecturer.

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The table below sets forth the compensation paid by the Trust to each Trustee of the Trust during the fiscal year ended December 31, 2020:

COMPENSATION TABLE

Name of Person	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from all Funds in the Trust Complex(1)
Interested Trustees
J. Luther King, Jr.	$0	$0	$0	$0
Steven R. Purvis	$0	$0	$0	$0
Independent Trustees
H. Kirk Downey(2)	$80,000	$0	$0	$80,000
Richard J. Howell	$76,000	$0	$0	$76,000
Larry J. Lockwood	$70,000	$0	$0	$70,000
Mauricio Rodriguez(3)	N/A	$0	$0	N/A

(1)	There are currently seven series comprising the Trust, six of which are offered in a separate prospectus and SAI.
(2)	H. Kirk Downey received compensation from the Trust prior to retirement on February 15, 2021.
(3)	Mauricio Rodriguez was elected to serve as an Independent Trustee effective January 1, 2021.

As of January 1, 2020, the Independent Trustees receive an annual retainer of $48,000, with the Chairman of the Board receiving an additional $10,000 retainer and the Chairman of the Audit and Compliance Committee receiving an additional $6,000 retainer. Each Independent Trustee also receives a meeting fee of $4,500 for each Board meeting attended in person and a meeting fee of $2,000 for each telephonic meeting, and is reimbursed for their reasonable out of pocket expenses incurred in attending Board meetings. For this purpose, the Board considers attendance at regular meetings held by videoconference to constitute in-person attendance at a Board meeting. Independent Trustees may also receive a meeting fee for each Board committee meeting attended in person or by telephone if so determined by the chairman of the applicable Board committee.

BOARD OWNERSHIP IN THE FUND

The table below sets forth the dollar range of the value of the shares of the Fund, and the dollar range of the aggregate value of the shares of all Funds overseen by a Trustee, owned beneficially by each Trustee as of December 31, 2020. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Exact dollar amounts of securities held are not listed in the table. Rather, the ranges are identified according to the following key:

Key
A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000

Name of Trustee	LKCM Aquinas Catholic Equity Fund	Aggregate Dollar Range of Equity Securities in LKCM Funds Complex(1)
Richard J. Howell Independent Trustee	A	E

Larry J. Lockwood Independent Trustee	A	C

Mauricio Rodriguez(2) Independent Trustee	A	A

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Name of Trustee	LKCM Aquinas Catholic Equity Fund	Aggregate Dollar Range of Equity Securities in LKCM Funds Complex(1)
J. Luther King, Jr.(3) Interested Trustee, President and Chief Executive Officer	A	E
Steven R. Purvis(3) Interested Trustee, Vice President	A	E

(1)	There are currently seven series comprising the Trust, six of which are offered in a separate prospectus and SAI.
(2)	Mauricio Rodriguez was elected to serve as an Independent Trustee effective January 1, 2021.
(3)

Messrs. King and Purvis are Principals of the Adviser and participants in the Adviser’s profit sharing plan, each of which own shares of the Fund as indicated under “Portfolio Managers – Ownership of Securities.”

Board Committees

Audit and Compliance Committee. The Trust has an Audit and Compliance Committee, consisting of Messrs. Howell, Lockwood and Rodriguez. The members of the Audit and Compliance Committee are Independent Trustees. The primary responsibilities of the Audit and Compliance Committee are to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audits; the review with the independent registered public accounting firm of the results of audits; oversight of the Trust’s compliance with legal and regulatory requirements, internal control over financial reporting and independent audits; and addressing any other matters regarding audits and compliance. The Audit and Compliance Committee met two times during the fiscal year ended December 31, 2020.

Nominating Committee. The Trust has a Nominating Committee, consisting of Messrs. Howell, Lockwood and Rodriguez. The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust. The Nominating Committee will review shareholders’ nominations to fill vacancies on the Board. Shareholders can submit recommendations in writing addressed to the attention of the chair of the Nominating Committee, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102. A shareholder’s recommendation must include the following information about the nominee: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee met two times during the fiscal year ended December 31, 2020.

With respect to the criteria the Nominating Committee uses for selecting nominees, a successful candidate should have certain uniform characteristics, such as a very high level of integrity, appropriate experience, and a commitment to fulfill the fiduciary duties inherent in Board membership. The Nominating Committee also will consider the extent to which potential candidates possess sufficiently diverse skill sets and diversity characteristics that would contribute to the Board’s overall effectiveness.

Qualified Legal Compliance Committee. The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Howell, Lockwood and Rodriguez. The members of the Qualified Legal Compliance Committee are Independent Trustees. The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Qualified Legal Compliance Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the fiscal year ended December 31, 2020.

The Trust does not hold annual shareholder meetings and, therefore, does not have a policy with respect to Trustees’ attendance at such meetings.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust are identified in the following table, which provides information as to their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and, for officers who also serve as Trustees, other directorships held in public companies during the past five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee/Officer	Other Directorships Held by Trustee/ Officer During the Past Five Years
J. Luther King, Jr.(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1940	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	7	Tyler Technologies, Inc.

Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee Vice President	Since 2013 Since 2000	Principal, Luther King Capital Management Corporation since 2004, Vice President and Portfolio Manager, Luther King Capital Management Corporation since 1996.	7	AZZ Incorporated

Paul W. Greenwell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1950	Vice President	Since 1996	Principal, Luther King Capital Management Corporation since 1986, Vice President and Portfolio Manager, Luther King Capital Management Corporation since 1983.	Not Applicable	Not Applicable

Richard Lenart 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1966	Secretary and Treasurer	Since 2006	Luther King Capital Management Corporation since 2005.	Not Applicable	Not Applicable

Jacob D. Smith 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1974	Chief Financial Officer Chief Compliance Officer	Since 2010 Since 2006	General Counsel and Chief Compliance Officer, Luther King Capital Management Corporation since 2006; Principal, Luther King Capital Management Corporation since 2013.	Not Applicable	Not Applicable

(1)	Each officer holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.
(2)	Messrs. King and Purvis are each considered to be an “interested person” of the Trust (as defined in the 1940 Act) because of their affiliation with the Adviser.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A person who controls the Fund may be able to determine the outcome of any matter submitted to a vote of shareholders. As of March 31, 2021, the following persons owned of record or are known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund:

PRINCIPAL SHAREHOLDERS

Name and Address	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	12.36%	Record
Paul W. Greenwell 301 Commerce St. Suite 1600 Fort Worth, TX 76102	6.82%	Beneficial
National Financial Services LLC 499 Washington Blvd., 4th FL Jersey City, NJ 07310-1995	6.65%	Record

Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.

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PROXY VOTING PROCEDURES

The Fund has delegated its authority to vote proxies to the Adviser subject to the supervision of the Board of Trustees. The Adviser’s proxy voting policies are summarized below.

GENERAL

The Adviser’s Chief Compliance Officer (“Adviser CCO”) is responsible for monitoring the proxy voting process, including engaging and overseeing any third-party vendor retained to review, monitor, or vote proxies.

The Adviser has engaged Institutional Shareholder Services, Inc. (“ISS”) as its voting delegate to:

(1)	research and make voting determinations in accordance with the policies and procedures described herein;

(2)	vote and submit proxies in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

The Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Voting Guidelines in effect at the time of voting (as applicable, the “ISS Voting Guidelines”). The Adviser will periodically review the ISS Voting Guidelines, including any significant changes or updates thereto. In connection with such reviews, the Adviser may determine that it is not in the best interest of the Fund to vote proxies in accordance with the ISS Voting Guidelines on certain matters. In such event, the Adviser will follow the procedures below in connection with voting any such proxies contrary to the ISS Voting Guidelines.

In the event the ISS Voting Guidelines do not address how a proxy should be voted, the Adviser will vote the proxy in accordance with ISS recommendations. If ISS refrains from making any such recommendations, the Adviser will vote the proxy consistent with what it believes to be in the Fund’s best interest. Prior to voting any proxies in the absence of ISS recommendations, however, the Adviser CCO will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto. If the Adviser CCO determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

There may be circumstances under which the Adviser believes that it is in the best interest of the Fund to vote proxies in a manner inconsistent with the ISS Voting Guidelines or ISS recommendations. Prior to voting any proxies inconsistent with the ISS Voting Guidelines or ISS recommendations, however, the Adviser CCO will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto. If the Adviser CCO determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

The Adviser maintains records relating to the implementation of its proxy voting policies and procedures, including, but not limited to, (i) records of each vote cast, which ISS maintains on the Adviser’s behalf, and (ii) documents considered or prepared by the Adviser that are material in making a decision to vote proxies on behalf of the Fund or that memorialize the basis for that decision.

CONFLICTS OF INTEREST

The Adviser periodically reviews ISS’ conflicts of interest policy and code of ethics, which address conflicts of interest that could arise in connection with proxy advisory services provided by ISS or its affiliates. The Adviser believes that ISS’ conflicts of interest policy and code of ethics contain policies and procedures that are reasonably designed to minimize any such potential conflicts of interest.

In the event that the Adviser or the Adviser CCO determines that voting a proxy may present a material conflict of interest between the Adviser and the Fund, the Adviser will (1) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the ISS Voting Guidelines or ISS recommendations, as applicable, (2) disclose such conflict of interest to the Board of Trustees and obtain written direction from the Board as to how to vote the proxy, (3) suggest that the Board engage another party to determine how to vote the proxy, or (4) engage another independent third party to determine how to vote the proxy.

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Notwithstanding the foregoing, the Adviser must vote proxies in what it believes to be in the best interest of the Fund when material conflicts of interest may exist with respect thereto. The Adviser believes that these policies and procedures are reasonably designed to address material conflicts of interest that may arise between the Adviser and the Fund as to the manner in which proxies are voted.

MORE INFORMATION

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 423-6369 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are currently available by calling (800) 423-6369 and will be sent within three business days of receipt of a request.

INVESTMENT ADVISER

The investment adviser of the Fund is Luther King Capital Management Corporation, a Delaware corporation controlled by J. Luther King, Jr. (the “Adviser”). The Adviser’s parent company is Southwest JLK Corporation, a Texas corporation of which Mr. King is the majority owner and controlling shareholder. Mr. King is a member of the Board of Trustees and the President, Chief Executive Officer and Portfolio Manager of the Trust. Under an Investment Advisory Agreement (the “Agreement”) with the Fund, the Adviser manages the investment and reinvestment of the Fund’s assets, subject to the control and supervision of the Board of Trustees. The Adviser is responsible for making investment decisions for the Fund and for placing the Fund’s purchase and sale orders. Under the Agreement, the Fund pays the Adviser an advisory fee, calculated daily and payable quarterly, equal to an annual rate of 0.90% of the Fund’s average daily net assets for the quarter. However, the Adviser has contractually agreed to waive all or a portion of its advisory fees and/or reimburse the Fund through May 1, 2022 to limit the total annual operating expenses of the Fund from exceeding 1.00% of the Fund’s average daily net assets. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses. The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

As compensation for the services rendered by the Adviser under the Agreement, for the fiscal years ended December 31, 2020, 2019 and 2018, the Adviser earned and waived and/or reimbursed the amounts for the Fund listed below.

	Contractual Advisory Fees Incurred	Waived Fees and/or Expenses Reimbursed by the Adviser	Net Advisory Fees paid to the Adviser
Year Ended December 31, 2018	$559,586	$(275,459)	$284,127
Year Ended December 31, 2019	$428,466	$(242,854)	$185,612
Year Ended December 31, 2020	$416,531	$(222,711)	$193,820

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PORTFOLIO MANAGERS

The portfolio managers listed below have responsibility for the day-to-day management of accounts other than the Fund. The information listed below for such other accounts is as of December 31, 2020.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Paul W. Greenwell	$0 0	$0 0	$210 1.4 billion	$0 0	$0 0	$0 0
Gary G. Walsh	$0 0	$0 0	$435 908 million	$0 0	$0 0	$0 0
Scot C. Hollmann	$3 865.5 million	$0 0	$345 2.2 billion	$0 0	$0 0	$0 0

Conflicts of Interest

The portfolio managers are responsible for managing the Fund and other separately managed accounts, including accounts for investment companies, employee benefit plans, pension plans, endowments, foundations, trusts, high net worth individuals, and pooled investment vehicles. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of conflicts of interest that may arise are discussed below. The Adviser believes that it has established policies and procedures that are reasonably designed to mitigate these potential conflicts of interest.

•

The portfolio managers are responsible for managing other accounts that may have investment objectives, guidelines, strategies, risk profiles or other considerations that may differ from those of the Fund. The portfolio managers make investment decisions for each account based on its investment objectives and guidelines, policies, and other relevant considerations. Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or the Fund. The portfolio managers may also make investment decisions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, any of which has the potential to adversely impact the Fund depending on market conditions.

•

The portfolio managers may purchase or sell for their own account securities that are purchased or sold on behalf of the Fund. The portfolio managers also have a beneficial interest in pooled investment vehicles or other accounts managed by the Adviser, other than the Fund. The Adviser has implemented a code of ethics and other policies and procedures in an effort to mitigate these potential conflicts of interest.

•

The portfolio managers could favor one account over another in allocating new investment opportunities of a limited nature, such as initial public offerings and private placements. The Adviser has implemented policies and procedures, including a rotational system for allocating initial public offerings, in an effort to ensure that investment opportunities of a limited nature are allocated fairly and equitably among eligible accounts.

•

The portfolio managers could favor one account over another in the order in which trades for accounts are placed. If the portfolio managers determine to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. In addition, the Fund and other accounts, including pooled investment vehicles, managed by the portfolio managers may participate in aggregated purchase or sale transactions. To the extent that accounts participating in aggregated trades do not receive their full allocation, a potential conflict of interest exists because the Adviser and portfolio managers have an incentive to allocate trades to accounts in which the Adviser and portfolio managers have a financial interest. The Adviser has implemented trade allocation and aggregation policies and procedures in an effort to mitigate this potential conflict of interest.

•

The portfolio managers are responsible for managing other accounts and pooled investment vehicles, some of which entitle the Adviser to incentive fees and/or management fees exceeding those paid by the Fund. This compensation structure presents a potential conflict of interest because the Adviser and the portfolio managers may be incentivized to favor such accounts over the Fund.

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•

The Adviser and the portfolio managers have significant personal investments in some of the private investment funds managed by the Adviser. As a result of such investments, the Adviser and the portfolio managers may be motivated to favor these funds over the Fund.

•

Under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay commissions to brokers for the Fund’s transactions that exceed the amount of commissions that would be charged by another broker for the same transactions, provided that the Adviser determines in good faith that the amount of commissions paid are reasonable in relation to the value of the brokerage and research services provided by such broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it exercises investment discretion. Pursuant to Section 28(e), the Adviser has entered into soft dollar and commission sharing arrangements with third parties and brokers for eligible brokerage and research products and services. A potential conflict of interest may exist because the Adviser receives these brokerage and research products and services from brokers in exchange for directing commissions from the Fund’s transactions, rather than paying for these products and services with its own assets. The Adviser has implemented policies and procedures governing its use of such soft dollar and commission sharing arrangements.

Compensation

As an independent firm, the Adviser has full control over its compensation structure. The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Each member of the professional staff is provided a salary. They also are eligible to participate in the Adviser’s profit sharing plan. The majority of compensation is derived from bonuses, which are discretionary and based on individual merit as well as success of the Adviser in any given year. Criteria for individual bonuses include, among other factors, stock selection, relationship building, investment performance, client service, and portfolio management. There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual. Compensation is not based directly on the performance of the Fund or the net asset levels of the Fund.

Ownership of Securities

As of March 31, 2021, the officers and Trustees of the Trust as a group owned approximately 7.00% of the Fund.

Each portfolio manager of the Fund owned the following amounts of shares of the Fund as of December 31, 2020:

Key

A. None

B. $1 - $10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. $100,001 - $500,000

F. $500,001 - $1,000,000

G. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Shares Owned
Paul W. Greenwell	G
Gary G. Walsh	B
Scot C. Hollmann	A

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PORTFOLIO TRANSACTIONS AND BROKERAGE

The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts in seeking best execution with respect to all securities transactions for the Fund. In selecting brokers or dealers for securities transactions for the Fund, the Adviser may consider, among other things: the quality of executions and liquidity provided by the broker; the ability of the broker to maintain confidentiality of client orders and order flow; the ability of the broker to minimize market impact for client transactions; the commission rates charged by the broker in comparison to the rates of other brokers for similar transactions; the broker’s provision of eligible brokerage and research services; the broker’s ability to obtain timely, accurate, and cost-effective executions; the ability of the broker to accurately communicate the nature of the market for a particular security; the broker’s execution policies and commitment to providing best execution; the size and volume of the broker’s order flow; and the efficiency and accuracy of the broker’s operations area with regard to settlement procedures.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Fund to pay higher commission rates than the lowest available when the Adviser believes in good faith that the commissions paid are reasonable in light of the value of the brokerage or research services provided by the broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it has investment discretion. These services generally include third-party and proprietary analyses and reports concerning issuers, industries, securities, general economic and market conditions and trends, portfolio strategy; third-party and proprietary analyses and reports regarding the value of securities, the advisability of purchasing or selling securities, and the availability of sellers and purchasers of securities; and services related to effecting securities transactions and performing functions incidental thereto. The Adviser may use some of these services in providing investment advisory services to all of its clients, and not all of these services may be used by the Adviser in providing investment advisory services to the Fund. During the fiscal year ended December 31, 2020, the Fund directed transactions to brokers pursuant to which the brokers provided third-party or proprietary research or brokerage services to the Adviser. Pursuant to these arrangements to receive research and brokerage services, during the fiscal year ended December 31, 2020 it is estimated that the Fund paid total commissions of approximately $4,500 on transactions with a principal value of approximately $10.6 million.

It is not the Adviser’s practice to allocate brokerage or principal business on the basis of sales of shares of the Fund that may be made through intermediary brokers or dealers. However, the Adviser may place orders with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of shares of the Fund for their clients, without considering these factors in selecting a broker-dealer. The Adviser does not have an affiliated broker, therefore it has not engaged in any affiliated brokerage transactions.

The aggregate amount of brokerage commissions paid by the Fund during the fiscal years ended December 31, 2018, 2019 and 2020 was $26,030, $19,626, and $15,992, respectively.

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by the Adviser are considered at or about the same time, transactions in such securities may be aggregated and allocated among the Fund and such clients in accordance with the Adviser’s allocation policies and procedures or in any other manner deemed fair and reasonable by the Adviser.

As of December 31, 2020, the Fund did not own the securities of its “regular brokers or dealers” (as defined in the 1940 Act) or their parents.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment or other considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of long-term portfolio securities for the fiscal year by (2) the monthly average of the value of long-term portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of transactions on which net taxable gains are realized.

The Fund had portfolio turnover rates of 12% and 17% for the fiscal years ended December 31, 2019 and 2020, respectively.

CUSTODIAN

As custodian of the Fund’s assets, U.S. Bank, N.A. (the “Custodian”), 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust. U.S. Bank, N.A. and Fund Services (as defined below) are affiliates.

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TRANSFER AGENT

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund. In such capacity, Fund Services’ responsibilities include: receiving and processing all orders for purchases, exchanges and redemptions of Fund shares; responding to shareholder inquiries and instructions concerning their accounts; updating of shareholder accounts to reflect declaration and payment of dividends and other distributions; and preparing and distributing account statements and tax documents to shareholders regarding their accounts. U.S. Bank, N.A. and Fund Services are affiliates.

ADMINISTRATOR

Pursuant to the Fund Administration Agreement, Fund Services provides the Fund with administrative services. The services under this Agreement are subject to the supervision of the Board of Trustees and officers of the Trust, and include day-to-day administration of matters necessary to the Fund’s operations, maintenance of their records, preparation of reports, compliance testing of the Fund’s activities, and preparation of periodic updates of the registration statement under federal and state laws. For administration services, Fund Services receives from the Fund a fee, calculated daily and paid monthly. U.S. Bank, N.A. and Fund Services are affiliates.

Administration fees incurred by the Fund during the fiscal years ended December 31, 2018, 2019 and 2020 were $51,280, $41,278, and $44,677, respectively.

Fund Services also acts as Transfer Agent, Dividend-Disbursing Agent, and Fund Accountant for the Fund.

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Fund’s shares. The Distributor uses its best efforts to distribute the Fund’s shares, which shares are offered for sale by the Fund continuously at net asset value per share without the imposition of a sales charge. The Fund pay that portion of the compensation owed to the Distributor that is permitted under Rule 12b-1 of the 1940 Act and the Distribution Plan (as defined below), and the Adviser pays the remaining portion of any such compensation.

DISTRIBUTION PLAN

The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Pursuant to this Distribution Plan, the Fund can pay up to an aggregate maximum of 1.00% per annum of its average daily net assets for the distribution and promotion of its shares and the retention of shares by Fund shareholders. These services include, but are not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, other distribution-related expenses, and providing services to shareholders. The Board of Trustees has authorized payments under the Distribution Plan at an annual rate of 0.10% of the Fund’s average daily net assets.

The Distribution Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, and that the Distribution Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Distribution Plan is reasonably likely to benefit the Trust and its shareholders.

The Fund paid the following amounts in 12b-1 expenses for the fiscal year ended December 31, 2020:

Advertising/Marketing	$29,119
Printing/Postage	$1,861
Payment to Distributor	$5,914
Payment to Dealers	$9,387
Compensation to Sales Personnel	$0
Other	$0

Total	$46,281

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PAYMENTS TO FINANCIAL INTERMEDIARIES

A financial intermediary through which you purchase your shares may receive all or a portion of the Distribution Plan Rule 12b-1 fees, if applicable, discussed above. In addition to those payments, the Adviser makes additional cash payments to certain intermediaries in connection with the promotion and sale of shares of the Fund. The Adviser and the Fund also make payments for certain sub-transfer agency and administrative services. Payments made by the Adviser are from its own resources. The categories described below are not mutually exclusive. The same financial intermediary may receive payments under more than one or all categories.

Revenue Sharing Payments. The Adviser makes revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the Fund. The benefits that the Adviser receives when it makes these payments include, among other things, placing the Fund on the financial intermediary’s funds sales system. The Adviser compensates financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary.

Revenue sharing payments may be calculated on sales of shares of the Fund (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain previously sold shares of the Fund in shareholder accounts. The Adviser may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. Firms that establish omnibus accounts and provide substantially the same services to their clients as are provided by Fund Services to direct shareholders of the Fund may receive sub-transfer agent fees for such services from the Fund. In an omnibus account, the Fund maintain a single account in the name of a financial intermediary such as a broker, dealer, record-keeper or other service provider and the financial intermediary maintains all of the individual shareholder accounts.

Record-keeping and shareholder services typically include: establishing and maintaining shareholder accounts and records; recording shareholder account balances and changes thereto; arranging for the wiring of funds; providing statements to shareholders; furnishing proxy materials, periodic reports of the Fund, prospectuses and other communications to current shareholders as required; transmitting shareholder transaction information; and providing information in order to assist the Fund in its compliance with federal and state securities laws. The Fund typically would be paying these shareholder servicing fees directly if the financial intermediary did not hold all of its customer accounts in a single omnibus account with the Fund. Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Fund and the administrator will then maintain all of the participant accounts. The Adviser and the Fund may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting shareholder accounts. The Adviser, the Distributor and the Fund also may make payments to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing.

Other Cash Payments. From time to time, the Adviser, at its own expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the Fund. This additional compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as Financial Industry Regulatory Authority, Inc. Such compensation may include financial assistance to financial intermediaries that enables the Adviser to: (1) participate in and/or present at conferences or seminars for invited registered representatives and other employees, (2) participate in client entertainment, client and investor events, and other financial intermediary-sponsored events, and (3) pay expenses incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips.

The Adviser is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, the Adviser benefits from the incremental management and other fees paid to the Adviser by the Fund with respect to those assets.

In certain cases these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in the Prospectus and this SAI. You may ask your financial intermediary about any payments it receives from the Adviser or the Fund, as well as about fees and/or commissions it charges.

INTERESTS OF CERTAIN PERSONS

With the exception of the Adviser, no “interested person” of the Fund, as defined in the 1940 Act, and no Trustee of the Trust who is not an “interested person” has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

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CODE OF ETHICS

The Trust, Adviser and Distributor have each adopted a written Code of Ethics. These Codes of Ethics govern the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Fund. These Codes of Ethics permit such persons to invest in the Fund and/or other securities for their personal accounts, including securities that may be purchased or held by the Fund, subject to certain conditions. These Codes of Ethics include reporting and other obligations to monitor personal transactions and confirm that such transactions do not disadvantage the Fund.

PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s designee receives the order.

Purchasing Shares with Liquid Securities. Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by fair valuation procedures) as evidenced by a listing on the New York Stock Exchange (“NYSE”) or NASDAQ. These transactions will be effected only if the Adviser intends to retain the security in the Fund as an investment. Assets so purchased by the Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase.

Automatic Investment Program. The Automatic Investment Program (“AIP”) permits investors who own shares of the Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor. Provided the investor’s financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor’s checking or savings account. The financial institution must be a member of the Automatic Clearing House network. There is no charge for this service. A $25 fee will be charged if the investor’s bank rejects the scheduled transaction. At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

The AIP is one means by which an investor may use “dollar cost averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or market trends. In addition, while investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.

To establish the AIP, an investor must complete the appropriate sections of the New Account Application. Please call the Trust at 800-423-6369 if you have questions. An investor may cancel his or her participation in this Program or change the amount of purchase at any time by notifying the Transfer Agent by telephone or in writing five days prior to the effective date of the next transaction. The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

PRICING OF SHARES

Shares of the Fund are sold and redeemed on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is normally determined as of the scheduled close of normal trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is scheduled to be open for trading. The NYSE is generally scheduled to be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price. Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.

Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.

Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.

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The Board of Trustees has established policies and procedures that authorize the Adviser to fair value a security in good faith if, among other things, the Adviser determines that (i) closing prices of foreign securities do not reflect their fair market value due to events that occur between the closing of foreign markets and the time at which the Fund calculates its NAV, (ii) trading in a security is halted and does not resume prior to the closing of the exchange or other market on which such security normally trades, or (iii) the price for such security provided by the Fund’s independent pricing services appears invalid, is not readily available, or otherwise provides a valuation that in the judgment of the Adviser does not represent the fair market value of such security. The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities. For foreign securities, such fair value prices may be based on such independent pricing services’ proprietary multi-factor models that measure movements in relevant indices, market indicators and other factors between the time the relevant foreign markets have closed and the Fund calculates its NAV. If the Fund utilizes fair value pricing, the fair values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

An example of how the Fund calculated its total offering price per share as of December 31, 2020 is as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding

$53,861,889	= $17.53
3,071,731

PORTFOLIO HOLDINGS INFORMATION

It is the policy of LKCM Funds to protect the confidentiality of portfolio holdings and prevent the selective disclosure of non-public information concerning the Fund. No information concerning the portfolio holdings of the Fund may be disclosed to any person except as provided below.

The Adviser and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund. Monthly portfolio disclosures are filed quarterly with the SEC on Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, the Fund also makes available on the Fund’s website a complete schedule of its portfolio holdings no sooner than 30 days following the end of each calendar quarter. Information contained within Fund Fact Sheets is made publicly available on the website upon completion (generally within 10-15 days after the close of the calendar quarter). In an effort to prevent parties from potentially misusing portfolio holdings information, the Fund will generally only disclose the Fund Fact Sheets and complete schedules of portfolio holdings as of the end of the most recent calendar quarter no earlier than 10 days and 30 days after the end of the calendar quarter, respectively.

In addition, the Fund’s service providers, including the administrator, custodian, legal counsel, proxy voting administrator, independent pricing service and independent registered public accounting firm, receive portfolio holdings information in connection with their services to the Fund. The Fund’s service providers have a duty to keep nonpublic information about the Fund, some of which is received on a daily basis with no lag time, confidential based on existing laws and due to the nature of their roles with the Fund. An officer of the Adviser or the Chief Compliance Officer of the Fund may distribute (or authorize the Fund’s administrator to distribute) portfolio holdings to rating and ranking agencies for a legitimate business purpose on a quarterly basis. Except as noted above, this information is provided no earlier than 30 days after the end of a calendar quarter and no compensation is received by the Adviser or the Fund as consideration for such disclosure. The Fund’s Chief Compliance Officer may waive certain of the requirements of this policy. The Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those required by the Fund’s policy. Notwithstanding these policies, the Fund may disclose portfolio holdings information to the extent required by applicable law.

The Fund’s Chief Compliance Officer will report any violations of these policies to the Board of Trustees on a quarterly basis. In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

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If the disclosure of portfolio holdings presents a conflict of interest between the shareholders and the Adviser, the Fund’s principal distributor or any of their respective affiliates, then such conflict will be reported to the Board for its consideration prior to the dissemination of portfolio holdings information.

EXCHANGES

Shareholders of the Fund may exchange shares of the Fund for shares of another series of the Trust.

REDEMPTIONS IN KIND

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such “in-kind” redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described under “Pricing of Shares,” and such valuation will be made as of the same time the redemption price is determined.

TAXATION

TAXATION OF THE FUND

The following discussion of certain federal tax matters concerning the Fund and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder and judicial and administrative interpretations thereof, publicly available as of the date hereof; all these authorities are subject to change, which may be applied retroactively. You should consult your own tax advisers with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences thereof to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

The Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify annually for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”). If so qualified, the Fund (but not its shareholders) will not be liable for federal income tax to the extent it distributes its net earnings and realized net gains to its shareholders on a timely basis.

To continue to qualify for treatment as a RIC for a taxable year, the Fund must distribute to its shareholders at least the sum of 90% of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and 90% of its net exempt interest income for that year (“Distribution Requirement”) and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income for the taxable year from dividends, interest, payments with respect to securities loans and gains (without regard to losses) from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or those currencies and income from qualified publicly traded partnerships (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of that value and that does not represent more than 10% of the issuer’s outstanding voting securities, and (b) not more than 25% of that value may be invested in (i) the securities (other than Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls (by owning 20% or more of their voting power) that are determined to be engaged in the same, similar or related trades or businesses or (iii) interests in qualified publicly traded partnerships (“Diversification Requirements”).

If the Fund fails to qualify for treatment as a RIC for any taxable year – either (1) by failing to satisfy the Distribution Requirement, even if it satisfies the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or Diversification Requirements and is unable, or determines not, to avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements – then for federal tax purposes for any taxable year, it would be treated as a regular corporation for federal tax purposes. In that case, it would

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be subject to federal income tax, and any distributions that it made to its shareholders would not be deductible by it and would be taxable to them as ordinary income (with no part treated as a capital gain distribution) to the extent of its earnings and profits, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus), which is subject to maximum federal income tax rates of 15% and 20% for certain shareholders. That treatment would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in those securities through the Fund.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 (or December 31, if it so elects) of that year, plus certain other amounts.

If the Fund has an “appreciated financial position” – generally, an interest (including an interest through a short sale with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale or an offsetting notional principal contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by the Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Investments in Foreign Securities. Dividends and interest the Fund receives, and gains it realizes, on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year:

(1) at least 75% of its gross income is passive; or

(2) an average of at least 50% of its assets produce, or are held for the production of, passive income.

Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC and of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% and 20% maximum federal income tax rates on “qualified dividend income” mentioned above.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income (and treating as ordinary income) each taxable year the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC, and a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

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Gains or losses (1) from the disposition of foreign currencies, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time the Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses will increase or decrease the amount of investment company taxable income available to the Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

The Fund currently has no capital loss carryovers.

TAXATION OF THE SHAREHOLDERS

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows individuals and certain non-corporate entities a deduction for 20% of qualified REIT dividends. Regulations allow a RIC to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. As a result, individuals or other shareholders eligible for the deduction with respect to qualified REIT dividends will also be eligible to receive the benefit of this deduction with respect to qualified REIT dividends received by the Fund that are thereafter included in Fund dividends to shareholders, provided that the eligible shareholders have held their Fund shares for at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect such Fund dividend.

As noted in the Prospectus, a shareholder’s basis in Fund shares that he or she acquired or acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method the Fund shareholder elects (or the default method) may not be changed with respect to a redemption (including a redemption that is part of an exchange) of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from redemptions of shares, the Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the Fund’s independent registered public accounting firm, whose services include an audit of the Fund’s financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS

The audited financial statements for the Fund are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the year ended December 31, 2020. Financial statements audited by the Fund’s independent registered public accounting firm will be distributed to shareholders at least annually.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

RATINGS DEFINITIONS

S&P Global Ratings’ Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings assigned to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

SPUR (S&P Underlying Rating)

A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

S&P Global Ratings Disclaimers

The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Qualifiers

S&P Global Ratings assigns qualifiers to ratings when appropriate. This section details active and inactive qualifiers.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

1. Federal Deposit Insurance Limit: “L” qualifier

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2. Principal: “p” qualifier

This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

3. Preliminary Ratings: “prelim” qualifier

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

4. Termination Structures: “t” qualifier

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

5. Counterparty Instrument Rating: “cir” qualifier

This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1. Contingent upon final documentation: “*” inactive qualifier

This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

2. Termination of obligation to tender: “c” inactive qualifier

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

3. U.S. direct government securities: “G” inactive qualifier

The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

4. Public Information Ratings: ‘pi’ qualifier

This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

5. Provisional Ratings: “pr” inactive qualifier

The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

6. Quantitative Analysis of public information: “q” inactive qualifier

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

7. Extraordinary risks: “r” inactive qualifier

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

S&P Global Ratings currently uses seven other identifiers. These words or symbols provide additional information but do not change the definition of a rating or our opinion about the issue’s or issuer’s creditworthiness. The identifiers are often required by regulation.

1. Unsolicited: ‘unsolicited’ and ‘u’ identifier

The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.

2. Structured finance: “sf” identifier

The ‘sf’ identifier shall be assigned to ratings on “securitization instruments” when required to comply with an applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see the appendix for the types of instruments that carry the ‘sf identifier’.

3. Japan: ‘JR’ identifier

The ‘JR’ identifier is assigned to all issue and issuer ratings assigned by either S&P Global Ratings Japan Inc. or S&P Global SF Japan Inc., each of which is a registered credit rating agency in Japan, as ratings registered under Japanese regulation. The addition of the identifier does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

4. European Union: ‘EU’ identifier

S&P Global Ratings applies the ‘EU’ identifier to global scale ratings assigned by S&P Global Ratings Europe (SPGRE) (including through its branches which are registered with the European Securities and Markets Authority (ESMA) and subject to EU Regulation on credit rating agencies. The addition of the ‘EU’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

5. European Endorsed: ‘EE’ identifier

S&P Global Ratings applies the ‘EE’ identifier to global scale ratings assigned by S&P Global Ratings affiliates established outside the European Union and endorsed by SPGRE. SPGRE is registered with ESMA and subject to EU Regulation on credit rating agencies. The addition of the ‘EE’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

6. United Kingdom: ‘UK’ identifier (as of Jan. 1, 2021)

S&P Global Ratings applies the ‘UK’ identifier to global scale ratings assigned by S&P Global Ratings UK (SPGRUK) which is registered with the UK Financial Conduct Authority (FCA) and subject to UK regulation on credit rating agencies. The addition of the ‘UK’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

7. United Kingdom Endorsed: ‘UKE’ identifier (as of Jan. 1, 2021)

S&P Global Ratings applies the ‘UKE’ identifier to global scale ratings assigned by S&P Global Ratings’ affiliates established outside the U.K. and endorsed by SPGRUK. SPGRUK is registered with the FCA and subject to UK regulation on credit rating agencies. The addition of the ‘UKE’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

8. S&P Global SF Japan Inc.: ‘XN’ identifier

S&P Global SF Japan Inc. assigns the ‘XN’ identifier to credit ratings assigned by S&P Global SF Japan Inc. S&P Global SF Japan Inc. is not a Nationally Recognized Statistical Rating Organization. The addition of the ‘XN’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

9. Under criteria observation ‘UCO’ identifier

The ‘UCO’ identifier may (or shall, if an EU regulatory requirement) be assigned to credit ratings under review as a result of a criteria revision. The addition of the ‘UCO’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

Local Currency and Foreign Currency Ratings

S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations1 addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay.2 Moody’s ratings do not address nonstandard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating.3 Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.4, 5 Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.6

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf ) to all structured finance ratings.7 The addition of (sf ) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf ) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

1. In the case of impairments, there can be a financial loss even when contractual obligations are met. See the definition of Impairment in this publication.

2. For issuer level ratings, see the definition of Issuer Ratings in this publication. In some cases the relevant credit risk relates to a third party, in addition to, or instead of the issuer. Examples include credit-linked notes and guaranteed obligations.

3. Because the number of possible features or structures is limited only by the creativity of issuers, Moody’s cannot comprehensively catalogue all the types of non-standard variation affecting financial obligations, but examples include indexed values, equity values and cash flows, prepayment penalties, and an obligation to pay an amount that is not ascertainable at the inception of the transaction.

4. For certain preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment (as defined below in this publication) and financial loss in the event of impairment.

5. Debts held on the balance sheets of official sector institutions – which include supranational institutions, central banks and certain government-owned or controlled banks – may not always be treated the same as debts held by private investors and lenders. When it is known that an obligation is held by official sector institutions as well as other investors, a rating (short-term or long-term) assigned to that obligation reflects only the credit risks faced by non-official sector investors.

6. For information on how to obtain a Moody’s credit rating, including private and unpublished credit ratings, please see Moody’s Investors Service Products.

7. Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

Note: For more information on long-term ratings assigned to obligations in default, please see the definition “Long-Term Credit Ratings for Defaulted or Impaired Securities” in the Other Definitions section of this publication.

*

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Short-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

Fitch’s National Credit Ratings

National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country or monetary union. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale. As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.

A “+” or “–” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

National Relativity

National ratings are a measure of relative credit risk among issuers in a country or monetary union, except in circumstances when ratings are notched for support or at the instrument level to differentiate priority/recovery prospects relative to other local market instruments. Where national ratings are derived by notching, they reflect creditworthiness relative to the respective supporting entity’s (parent or government) national rating, rather than to unsupported national ratings.

LC and FC Issuer National Ratings

National ratings can be assigned to the issuer or at the specific debt instrument level. Issuer-level national ratings address the relative vulnerability to default of LC obligations (or legal tender) for local issuers within the country concerned when not notched for support. Therefore, national ratings exclude the risk that cross border investors may be unable to repatriate interest and principal repayments out of the country. Issuer-level national ratings do not incorporate transfer and convertibility risk associated with the FC obligations of a local issuer, and this is the reason the national scale rating analysis begins with an international LC rating or LC credit opinion as transfer and convertibility risk is only incorporated into FC ratings; there are some exceptions where ratings may be notched.

Issuer and Instrument-level National Ratings

Fitch assigns national ratings to specific debt instruments denominated in LC and issued where the entity or issuer is domiciled. Fitch may also assign national instrument ratings to i) foreign issuers’ obligations issued in LC in the country concerned, and ii) local or foreign issuers’ (legal entities or branches) obligations where repayment is in FC and a national scale rating may be required to comply with local regulation and/or local market practices often found in Central America and countries with high levels of dollarization; national ratings of FC instruments are less common.

Convergence at ‘C’

A ’C’ level rating on both the international and national rating scales reflects that the default of an issuer is imminent. As a result, a ‘C’ rating on one scale is necessarily a ‘C’ rating on the other scale. Due to the greater differentiation across national rating scales relative to the international rating scale, there can be more rating volatility and more significant rating transition for National Ratings compared with International Ratings.

National Short-Term Credit Ratings

F1(xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B(xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

C(xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

RD(xxx): Restricted default

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx)

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Notes:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

LONG-TERM RATINGS

S&P Global Ratings’ Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

•	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

•	The nature and provisions of the financial obligation, and the promise we impute; and

•

The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings*

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

* Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations1 addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay.2 Moody’s ratings do not address nonstandard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating.3 Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.4, 5 Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned. 6

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf ) to all structured finance ratings.7 The addition of (sf ) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf ) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

1. In the case of impairments, there can be a financial loss even when contractual obligations are met. See the definition of Impairment in this publication.

2. For issuer level ratings, see the definition of Issuer Ratings in this publication. In some cases the relevant credit risk relates to a third party, in addition to, or instead of the issuer. Examples include credit-linked notes and guaranteed obligations.

3. Because the number of possible features or structures is limited only by the creativity of issuers, Moody’s cannot comprehensively catalogue all the types of non-standard variation affecting financial obligations, but examples include indexed values, equity values and cash flows, prepayment penalties, and an obligation to pay an amount that is not ascertainable at the inception of the transaction.

4. For certain preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment (as defined below in this publication) and financial loss in the event of impairment.

5. Debts held on the balance sheets of official sector institutions – which include supranational institutions, central banks and certain government-owned or controlled banks – may not always be treated the same as debts held by private investors and lenders. When it is known that an obligation is held by official sector institutions as well as other investors, a rating (short-term or long-term) assigned to that obligation reflects only the credit risks faced by non-official sector investors.

6. For information on how to obtain a Moody’s credit rating, including private and unpublished credit ratings, please see Moody’s Investors Service Products.

7. Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

Note: For more information on long-term ratings assigned to obligations in default, please see the definition “Long-Term Credit Ratings for Defaulted or Impaired Securities” in the Other Definitions section of this publication.

*

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)

‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx)

‘AA’ National Ratings denote expectations of a very low level of default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)

‘A’ National Ratings denote expectations of a low level of default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx)

‘BBB’ National Ratings denote a moderate level of default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx)

‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.

B(xxx)

‘B’ National Ratings denote a significantly elevated level of default risk relative to other issuers or obligations in the same country or monetary union.

CCC(xxx)

‘CCC’ National Ratings denote a very high level of default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx)

‘CC’ National Ratings denote the level of default risk is among the highest relative to other issuers or obligations in the same country or monetary union.

C(xxx)

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange; and

d.

a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD(xxx): Restricted default.

‘RD’ ratings indicate an issuer that, in Fitch’s opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but that has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)

‘D’ National Ratings denote an issuer that has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Notes:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

MUNICIPAL NOTE RATINGS

S&P’s Municipal Short-Term Note Ratings Definitions

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

D

‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s US Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings

Moody’s uses the global short-term ‘prime’ rating scale for commercial paper, issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity. For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales (., the Municipal Investment Grade MIG and Variable Municipal Investment Grade VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale for US municipal cash flow notes, bond anticipation notes and certain other short term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.

*

For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.

VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

For more complete discussion of these rating transitions, please see Annex B of Moody’s Methodology titled Variable Rate Instruments Supported by Conditional Liquidity Facilities.

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

LKCM FUNDS

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust(8)

	(2)	Amended Agreement and Declaration of Trust (1)

	(3)	Certificate of Designation (12)

(b)	Amended By-Laws (1)

(c)	Not applicable

(d)	(1)	Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation dated June 21, 1994 (2)

	(2)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Small Cap Equity Fund (2)

	(3)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Equity Fund (2)

	(4)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Balanced Fund (3)

	(5)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Fixed Income Fund (3)

	(6)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Aquinas Catholic Equity Fund (4)

	(7)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Small-Mid Cap Equity Fund (7)

	(8)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Equity Fund (12)

	(9)	Expense Limitation Agreement between LKCM Funds and Luther King Capital Management Corporation, dated February 24, 2021 – filed herewith.

(e)	(1)	Amended and Restated Distribution Agreement between LKCM Funds, Luther King Capital Management Corporation and Quasar Distributors, LLC (5)

	(2)	Amendment to the Amended and Restated Distribution Agreement dated February 22, 2011 (7)

	(3)	Amendment to the Amended and Restated Distribution Agreement dated February 26, 2019 (12)

	(4)	Novation Agreement dated March 31, 2020 (13)

(f)	None

(g)	(1)	Amended and Restated Custody Agreement between LKCM Funds and U.S. Bank National Association, dated November 17, 2009 (6)

	(2)	Amendment to the Amended and Restated Custody Agreement dated February 22, 2011 (7)

	(3)	Amendment to the Amended and Restated Custody Agreement dated August 26, 2014 (10)

	(4)	Amendment to the Amended and Restated Custody Agreement dated February 26, 2019 (12)

	(5)	Amendment to the Amended and Restated Custody Agreement dated March 28, 2019 (13)

(h)	(1)	Amended and Restated Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (6)

	(2)	Amendment to the Amended and Restated Fund Administration Servicing Agreement dated February 22, 2011 (7)

	(3)	Amendment to the Amended and Restated Fund Administration Servicing Agreement dated August 26, 2014 (10)

	(4)	Amendment to the Amended and Restated Fund Administration Servicing Agreement dated February 26, 2019 (12)

	(5)	Amended and Restated Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (6)

	(6)	Amendment to the Amended and Restated Fund Accounting Servicing Agreement dated February 22, 2011 (7)

	(7)	Amendment to the Amended and Restated Fund Accounting Servicing Agreement dated August 26, 2014 (10)

	(8)	Amendment to the Amended and Restated Fund Accounting Servicing Agreement dated February 26, 2019 (12)

	(9)	Amended and Restated Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (6)

	(10)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated February 22, 2011 (7)

	(11)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated August 26, 2014(10)

	(12)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated February 26, 2019 (12)

(i)	Opinion of Counsel – filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm –filed herewith.

(k)	None

(l)	Purchase Agreement dated June 6, 1994 (2)

(m)	(1)	Distribution Plan (12)

	(2)	Distribution Plan for LKCM Aquinas Catholic Equity Fund dated February 26, 2019 (12)

(n)	Not applicable

(o)	Reserved

(p)	Code of Ethics of Luther King Capital Management Corporation and LKCM Funds (13)

Other Exhibits

(1) Power of Attorney for Messrs. Howell, King, Lockwood and Purvis (8) (2) Power of Attorney for Mr. Rodriguez – filed herewith.

(1)	Incorporated by reference from Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on September 29, 2000.
(2)	Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on October 15, 1997.
(3)	Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on February 27, 1998.
(4)	Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on July 8, 2005.

(5)	Incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on April 27, 2007.
(6)	Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on February 26, 2010.
(7)	Incorporated by reference from Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on April 29, 2011.
(8)	Incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on April 29, 2013.
(9)	Incorporated by reference from Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on April 29, 2014.
(10)	Incorporated by reference from Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on April 29, 2015.
(11)	Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on April 30, 2018.
(12)	Incorporated by reference from Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on April 30, 2019.
(13)	Incorporated by reference from Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of the Trust (File No. 033-75116), filed previously via EDGAR on April 29, 2020.

(101.INS) XBRL Instance - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

(101.SCH) XBRL Taxonomy Extension Schema

(101.CAL) XBRL Extension Calculation Linkbase

(101.DEF) XBRL Taxonomy Extension Definition Linkbase

(101.LAB) XBRL Extension Labels Linkbase

(101.PRE) XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 30.	Indemnification

Article VI of the Amended Agreement and Declaration of Trust of the Registrant provides that:

Section 6.1 TRUSTEES, SHAREHOLDERS, ETC. NOT PERSONALLY LIABLE; NOTICE. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Sub-Trust with which such person dealt for payment under such credit, contract or claim; and neither the Shareholders of any Sub-Trust nor the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, nor any other Sub-Trust nor the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, nor any other Sub-Trust shall be personally liable therefor. Every note, bond, contract, instrument, certificate, or undertaking and every act or thing whatsoever executed or done by or on behalf of the Trust, any Sub-Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only by or for the Trust (or the Sub-Trust) or the Trustees and not personally. The Trustees and the Trust’s officers, employees and agents shall not be liable to the Trust or the Shareholders; provided however, that nothing in this Amended Declaration of Trust shall protect any Trustee or officer, employee or agent against any liability to the Trust or the Shareholders to which such Trustee or officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer, employee or agent.

Every note, bond, contract, instrument, certificate, or undertaking made or issued by the Trustees or by any officers or officer shall give notice that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Sub-Trust in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually or otherwise invalidate any such note, bond, contract, instrument, certificate, or undertaking.

Section 6.2 TRUSTEE’S GOOD FAITH ACTION; EXPERT ADVICE; NO BOND OR SURETY. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and the Shareholders for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee;

(b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Amended Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner, or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 3.3. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties. To the extent that, at law or in equity, a Trustee has duties (including fiduciary duties) and liabilities relating thereto to the Trust or to a shareholder any such Trustee acting under this Amended Declaration of Trust shall not be liable to the Trust or to any such Shareholder for the Trustee’s good faith reliance on the provisions of this Amended Declaration of Trust. The provisions of this Amended Declaration of Trust, to the extent that they restrict the duties and liabilities of a Trustee otherwise existing at law or in equity, are agreed by the Shareholders to replace such other duties and liabilities of such Trustee.

Section 6.3 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder (or former Shareholder) of any Sub- Trust of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder’s acts or omissions or for some other reason, the Trust on behalf of said Sub-Trust (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and, to the fullest extent permitted by law, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of said Sub-Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability.

Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. To the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers, or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter by reason of any alleged act or omission as a Trustee or officer or, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “Interested persons” of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit, or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by person of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.5 COMPROMISE PAYMENT. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 6.4, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved

(a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The night of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors, and administrators; an “Interested Covered Person” is one against whom the action, suits, or other proceeding in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending or threatened; and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Section 6.7 LIABILITY OF THIRD PERSONS DEALING WITH TRUSTEES. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

Section 6.8 DISCRETION. Whenever in this Amended Declaration of Trust the Trustees are permitted or required to make a decision (a) in their “sole discretion,” “sole and absolute discretion,” “full discretion,” or “discretion,” or under a similar grant of authority or latitude, the Trustees shall be entitled to consider only such interests and factors as they desire, whether reasonable or unreasonable, and may consider their own interests, and shall have no duty or obligation to give any consideration to any interests of or factors affecting the Trust or the Shareholders, or (b) in their “good faith” or under another express standard, the Trustees shall act under such express standard and shall not be subject to any other or different standards imposed by this Amended Declaration of Trust or by law or any other agreement contemplated herein. Each Shareholder and Trustee hereby agrees that any standard of care or duty imposed in this Amended Declaration of Trust or any other agreement contemplated herein or under the Act or any other applicable law, rule or regulation shall be modified, waived, or limited in each case as required to permit the Trustees to act under this Amended Declaration of Trust or any other agreement contemplated herein and to make any decision pursuant to the authority prescribed in this Amended Declaration of Trust.

Numbered Paragraph 10 of the Investment Advisory Agreement between the Registrant and Luther King Capital Management Corporation provides that:

10. LIABILITY OF ADVISER. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set fort in Section 36(b)(3) of the Investment Company Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

Numbered Paragraph 5 of the Amended and Restated Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC provides that:

5. Standard of Care; Indemnification; Limitation of Liability

A. USBFS shall exercise reasonable care in the performance of its duties under this Agreement. USBFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with its duties under this Agreement, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond USBFS’s control, except a loss arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement. Notwithstanding any other provision of this Agreement, if

USBFS has exercised reasonable care in the performance of its duties under this Agreement, the Trust shall indemnify and hold harmless USBFS from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that USBFS may sustain or incur or that may be asserted against USBFS by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to USBFS by any duly authorized officer of the Trust, as approved by the Board of Trustees of the Trust, except for any and all claims, demands, losses, expenses, and liabilities arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement. This indemnity shall be a continuing obligation of the Trust, its successors and assigns, notwithstanding the termination of this Agreement. As used in this paragraph, the term “USBFS” shall include USBFS’s directors, officers and employees.

USBFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of USBFS’s refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement. This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement. As used in this paragraph, the term “Trust” shall include the Trust’s directors, officers and employees.

Neither party to this Agreement shall be liable to the other party for consequential, special or punitive damages under any provision of this Agreement.

In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, USBFS shall take all reasonable steps to minimize service interruptions for any period that such interruption continues. USBFS will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of USBFS. USBFS agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provision for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Trust shall be entitled to inspect USBFS’s premises and operating capabilities at any time during regular business hours of USBFS, upon reasonable notice to USBFS. Moreover, USBFS shall provide the Trust, at such times as the Trust may reasonably require, copies of reports rendered by independent accountants on the internal controls and procedures of USBFS relating to the services provided by USBFS under this Agreement.

Notwithstanding the above, USBFS reserves the right to reprocess and correct administrative errors at its own expense.

B. In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the indemnitor may be asked to indemnify or hold the indemnitee harmless, the indemnitor shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the indemnitee will use all reasonable care to notify the indemnitor promptly concerning any situation that presents or appears likely to present the probability of a claim for indemnification. The indemnitor shall have the option to defend the indemnitee against any claim that may be the subject of this indemnification. In the event that the indemnitor so elects, it will so notify the indemnitee and thereupon the indemnitor shall take over complete defense of the claim, and the indemnitee shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. The indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnitor will be asked to indemnify the indemnitee except with the indemnitor’s prior written consent.

C. The indemnity and defense provisions set forth in this Section 5 shall indefinitely survive the termination and/or assignment of this Agreement.

D. If USBFS is acting in another capacity for the Trust pursuant to a separate agreement, nothing herein shall be deemed to relieve USBFS of any of its obligations in such other capacity.

Numbered Paragraph 9 of the Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC provides that:

9. Standard of Care; Indemnification; Limitation of Liability

A. USBFS shall exercise reasonable care in the performance of its duties under this Agreement. Neither USBFS nor its suppliers shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any third party in connection with its duties under this Agreement, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond USBFS’s control, except a loss arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement. Notwithstanding any other provision of this Agreement, if USBFS has exercised reasonable care in the performance of its duties under this Agreement, the Trust shall indemnify and hold harmless USBFS and its suppliers from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that USBFS or its suppliers may sustain or incur or that may be asserted against USBFS or its suppliers by any person arising out of or related to (X) any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to USBFS by any duly authorized officer of the Trust, as approved by the Board of Trustees of the Trust, or (Y) the Data, or any information, service, report, analysis or publication derived therefrom, except for any and all claims, demands, losses, expenses, and liabilities arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement. This indemnity shall be a continuing obligation of the Trust, its successors and assigns, notwithstanding the termination of this Agreement. As used in this paragraph, the term “USBFS” shall include USBFS’s directors, officers and employees.

The Trust acknowledges that the Data are intended for use as an aid to institutional investors, registered brokers or professionals of similar sophistication in making informed judgments concerning securities. The Trust accepts responsibility for, and acknowledges it exercises its own independent judgment in, its selection of the Data, its selection of the use or intended use of such, and any results obtained. Nothing contained herein shall be deemed to be a waiver of any rights existing under applicable law for the protection of investors.

USBFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of USBFS’s refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement. This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement. As used in this paragraph, the term “Trust” shall include the Trust’s directors, officers and employees.

In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, USBFS shall take all reasonable steps to minimize service interruptions for any period that such interruption continues. USBFS will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of USBFS. USBFS agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provision for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Trust shall be entitled to inspect USBFS’s premises and operating capabilities at any time during regular business hours of USBFS, upon reasonable notice to USBFS. Moreover, USBFS shall provide the Trust, at such times as the Trust may reasonably require, copies of reports rendered by independent accountants on the internal controls and procedures of USBFS relating to the services provided by USBFS under this Agreement.

Notwithstanding the above, USBFS reserves the right to reprocess and correct administrative errors at its own expense.

In no case shall either party be liable to the other for (i) any special, indirect or consequential damages, loss of profits or goodwill (even if advised of the possibility of such); (ii) any delay by reason of circumstances beyond its control, including acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdown, flood or catastrophe, acts of God, insurrection, war, riots, or failure beyond its control of transportation or power supply; or (iii) any claim that arose more than one year prior to the institution of suit therefor.

B. In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the indemnitor may be asked to indemnify or hold the indemnitee harmless, the indemnitor shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the indemnitee will use all reasonable care to notify the indemnitor promptly concerning any situation that presents or appears likely to present the probability of a claim for indemnification. The indemnitor shall have the option to defend the indemnitee against any claim that may be the subject of this indemnification. In the event that the indemnitor so elects, it will so notify the indemnitee and thereupon the indemnitor shall take over complete defense of the claim, and the indemnitee shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. The indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnitor will be asked to indemnify the indemnitee except with the indemnitor’s prior written consent.

C. The indemnity and defense provisions set forth in this Section 9 shall indefinitely survive the termination and/or assignment of this Agreement.

D. If USBFS is acting in another capacity for the Trust pursuant to a separate agreement, nothing herein shall be deemed to relieve USBFS of any of its obligations in such other capacity.

Numbered Paragraph 8 of the Amended and Restated Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC provides that:

8. Standard of Care; Indemnification; Limitation of Liability

A. USBFS shall exercise reasonable care in the performance of its duties under this Agreement. USBFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with its duties under this Agreement, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond USBFS’s control, except a loss arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement. Notwithstanding any other provision of this Agreement, if USBFS has exercised reasonable care in the performance of its duties under this Agreement, the Trust shall indemnify and hold harmless USBFS from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that USBFS may sustain or incur or that may be asserted against USBFS by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to USBFS by any duly authorized officer of the Trust, as approved by the Board of Trustees of the Trust (the “Board of Trustees”), except for any and all claims, demands, losses, expenses, and liabilities arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement. This indemnity shall be a continuing obligation of the Trust, its successors and assigns, notwithstanding the termination of this Agreement. As used in this paragraph, the term “USBFS” shall include USBFS’s directors, officers and employees.

USBFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of USBFS’s refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement. This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement. As used in this paragraph, the term “Trust” shall include the Trust’s directors, officers and employees.

Neither party to this Agreement shall be liable to the other party for consequential, special or punitive damages under any provision of this Agreement.

In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, USBFS shall take all reasonable steps to minimize service interruptions for any period that such interruption continues. USBFS will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of USBFS. USBFS agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provision for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Trust shall be entitled to inspect USBFS’s premises and operating capabilities at any time during regular business hours of USBFS, upon reasonable notice to USBFS. Moreover, USBFS shall provide the Trust, at such times as the Trust may reasonably require, copies of reports rendered by independent accountants on the internal controls and procedures of USBFS relating to the services provided by USBFS under this Agreement.

Notwithstanding the above, USBFS reserves the right to reprocess and correct administrative errors at its own expense.

B. In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the indemnitor may be asked to indemnify or hold the indemnitee harmless, the indemnitor shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the indemnitee will use all reasonable care to notify the indemnitor promptly concerning any situation that presents or appears likely to present the probability of a claim for indemnification. The indemnitor shall have the option to defend the indemnitee against any claim that may be the subject of this indemnification. In the event that the indemnitor so elects, it will so notify the indemnitee and thereupon the indemnitor shall take over complete defense of the claim, and the indemnitee shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. The indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnitor will be asked to indemnify the indemnitee except with the indemnitor’s prior written consent.

C. The indemnity and defense provisions set forth in this Section 6 shall indefinitely survive the termination and/or assignment of this Agreement.

D. If USBFS is acting in another capacity for the Trust pursuant to a separate agreement, nothing herein shall be deemed to relieve USBFS of any of its obligations in such other capacity.

Article X of the Amended and Restated Custody Agreement between the Registrant and U.S. Bank, National Association. provides that:

10.01 Indemnification by Trust. The Trust shall indemnify and hold harmless the Custodian, any Sub-Custodian and any nominee thereof (each, an “Indemnified Party” and collectively, the “Indemnified Parties”) from and against any and all claims, demands, losses, expenses and liabilities of any and every nature (including reasonable attorneys’ fees) that an Indemnified Party may sustain or incur or that may be asserted against an Indemnified Party by any person arising directly or indirectly (i) from the fact that Securities are registered in the name of any such nominee, (ii) from any action taken or omitted to be taken by the Custodian or such Sub-Custodian (a) at the request or direction of or in reliance on the advice of the Trust, or (b) upon Proper Instructions, or (iii) from the performance of its obligations under this Agreement or any sub-custody agreement, provided that neither the Custodian nor any such Sub-Custodian shall be indemnified and held harmless from and against any such claim, demand, loss, expense or liability arising out of or relating to its refusal or failure to comply with the terms of this Agreement (or any sub-custody agreement), or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement (or any sub-custody agreement). This indemnity shall be a continuing obligation of the Trust, its successors and assigns, notwithstanding the termination of this Agreement. As used in this paragraph, the terms “Custodian” and “Sub-Custodian” shall include their respective directors, officers and employees.

10.02 Indemnification by Custodian. The Custodian shall indemnify and hold harmless the Trust from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising directly or indirectly out of any action taken or omitted to be taken by an Indemnified Party as a result of the Indemnified Party’s refusal or failure to comply with the terms of this Agreement (or any sub-custody agreement), or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement (or any sub-custody agreement). This indemnity shall be a continuing obligation of the Custodian, its successors and assigns, notwithstanding the termination of this Agreement. As used in this paragraph, the term “Trust” shall include the Trust’s trustees, officers and employees.

10.03 Security. If the Custodian advances cash or Securities to a Fund for any purpose, either at the Trust’s request or as otherwise contemplated in this Agreement, or in the event that the Custodian or its nominee incurs, in connection with its performance under this Agreement, any claim, demand, loss, expense or liability (including reasonable attorneys’ fees) (except such as may arise from its or its nominee’s bad faith, negligence or willful misconduct), then, in any such event, any property at any time held for the account of such Fund shall be security therefor, and should such Fund fail promptly to repay or indemnify the Custodian, the Custodian shall be entitled to utilize available cash of such Fund and to dispose of other assets of such Fund to the extent necessary to obtain reimbursement or indemnification.

10.04 Miscellaneous.

(a) Neither party to this Agreement shall be liable to the other party for consequential, special or punitive damages under any provision of this Agreement.

(b) The indemnity provisions of this Article shall indefinitely survive the termination and/or assignment of this Agreement.

(c) In order that the indemnification provisions contained in this Article X shall apply, it is understood that if in any case the indemnitor may be asked to indemnify or hold the indemnitee harmless, the indemnitor shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the indemnitee will use all reasonable care to notify the indemnitor promptly concerning any situation that presents or appears likely to present the probability of a claim for indemnification. The indemnitor shall have the option to defend the indemnitee against any claim that may be the subject of this indemnification. In the event that the indemnitor so elects, it will so notify the indemnitee and thereupon the indemnitor shall take over complete defense of the claim, and the indemnitee shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this Article X. The indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnitor will be asked to indemnify the indemnitee except with the indemnitor’s prior written consent.

Numbered Paragraph 6 of the Amended and Restated Distribution Agreement between the Registrant and Quasar Distributors, LLC provides that:

6. Indemnification

A. The Trust shall indemnify, defend and hold the Distributor, and each of its present or former members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating and defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fee incurred in connection therewith) which the Distributor, each of its present and former members, officers, employees or representatives or any such controlling person, may incur under the 1933 Act, the 1934 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, as from time to time amended or supplemented, or in any annual or interim report to shareholders, or in any advertisement or sales literature, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or based upon the Trust’s failure to comply with this Agreement or applicable law; provided, however, that the Trust’s obligation to indemnify the Distributor and any of the foregoing indemnitees shall not be deemed to cover any losses, claims, demands, liabilities, damages or expenses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertisement or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Trust or its counsel by the Distributor in writing and acknowledging the purpose of its use for the purpose of, and used in, the preparation thereof. The Trust’s agreement to indemnify the Distributor, and any of the foregoing indemnitees, as the case may be, with respect to any action, is expressly conditioned upon the Trust being notified of such action brought against the Distributor, or any of the foregoing indemnitees, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor, or such person, unless the failure to give notice does not prejudice the Trust. Such notification shall be given by letter or by telegram addressed to the Trust’s President, but the failure so to notify the Trust of any such action shall not relieve the Trust from any liability which the Trust may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Trust’s indemnity agreement contained in this Section 6(A).

B. The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such loss, claim, demand, liability, damage or expense, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by the Trust and approved by the Distributor, which approval shall not be unreasonably withheld. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the indemnified defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any such suit, or in case the Distributor does not, in the exercise of reasonable judgment, approve of counsel chosen by the Trust or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Trust and the Distributor, and each of its present or former members, officers, employees, representatives or any controlling person, the Trust will reimburse the indemnified person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by Distributor and them. The Trust’s indemnification agreement contained in Sections 6(A) and 6(B) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor, and each of its present or former members, officers, employees, representatives or any controlling person, and shall survive the delivery of any Shares and the termination of this Agreement. This agreement of indemnity will inure exclusively to the Distributor’s benefit, to the benefit of each of its present or former members, officers, employees, representatives or to the benefit of any controlling persons and their successors. The Trust agrees promptly to notify the Distributor of the commencement of any litigation or proceedings against the Trust or any of its officers or directors in connection with the issue and sale of any of the Shares.

C. The Distributor shall indemnify, defend and hold the Trust, and each of its present or former trustees, officers, employees, representatives, and any person who controls or previously controlled the Trust within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigation or defending any alleged losses, claims, demands, liabilities, damages or expenses, and any reasonable counsel fee incurred in connection therewith) which the Trust, and each of its present or former trustees, officers, employees, representatives, or any such controlling person, may incur under the 1933 Act, the 1934 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon any untrue or alleged untrue, statement of a material fact contained in the Trust’s Registration Statement or any Prospectus, as from time to time amended or supplemented, or arising out of or based upon Distributor’s failure to comply with this Agreement or applicable law, or the omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statement not misleading, but only if such statement or omissions was made in reliance upon, and in conformity with, written information relating to the Distributor and furnished to the Trust or its counsel by the Distributor for the purpose of, and used in, the preparation thereof. The Distributor’s agreement to indemnify the Trust, and any of the foregoing indemnitees, is expressly conditioned upon the Distributor’s being notified of any action brought against the Trust, and any of the foregoing indemnitees, such notification to be given by letter or telegram addressed to the Distributor’s President, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Trust or such person unless the failure to give notice does not prejudice the Distributor, but the failure so to notify the Distributor shall not relieve the Distributor from any liability which the Distributor may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, otherwise than on account of the Distributor’s indemnity agreement contained in this Section 6(C).

D. The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such loss, claim, demand, liability, damage or expense, but if the Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by the Distributor and approved by the Trust, which approval shall not be unreasonably withheld. In the event the Distributor elects to assume the defense of any such suit and retain such counsel, the indemnified defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any such suit, or in case the Trust does not, in the exercise of reasonable judgment, approve of counsel chosen by the Distributor or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Trust and the Distributor, and each of its present or former members, officers, employees, representatives or any controlling person, the Distributor will reimburse the indemnified person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by the Trust and them. The Distributor’s indemnification agreement contained in Sections 6(C) and (D) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Trust, and each of its present or former directors, officers, employees, representatives or any controlling person, and shall survive the delivery of any Shares and the termination of this Agreement. This Agreement of indemnity will inure exclusively to the Trust’s benefit, to the benefit of each of its present or former directors, officers, employees or representatives or to the benefit of any controlling persons and their successors. The Distributor agrees promptly to notify the Trust of the commencement of any litigation or proceedings against the Distributor or any of its officers or directors in connection with the issue and sale of any of the Shares.

E. No person shall be obligated to provide indemnification under this Section 6 if such indemnification would be impermissible under the 1940 Act, the 1933 Act, the 1934 Act or the rules of the NASD; provided, however, in such event indemnification shall be provided under this Section 6 to the maximum extent so permissible, by law or regulation.

Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Any other business, profession, vocation, or employment of a substantial nature in which Luther King Capital Management Corporation, the adviser to the Funds, or its directors, officers or partners is or has been engaged in during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-14458).

Item 32.	Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.	Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.	American Trust Allegiance Fund, Series of Advisors Series Trust
3.	Capital Advisors Growth Fund, Series of Advisors Series Trust
4.	Chase Growth Fund, Series of Advisors Series Trust
5.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.	Edgar Lomax Value Fund, Series of Advisors Series Trust
7.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
10.	Huber Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
13.	Huber Small Cap Value Fund, Series of Advisors Series Trust
14.	Logan Capital International Fund, Series of Advisors Series Trust
15.	Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.	Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
17.	Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
18.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
19.	PIA BBB Bond Fund, Series of Advisors Series Trust
20.	PIA High Yield Fund, Series of Advisors Series Trust

21.	PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
22.	PIA MBS Bond Fund, Series of Advisors Series Trust
23.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
24.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
25.	Poplar Forest Partners Fund, Series of Advisors Series Trust
26.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
27.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
28.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.	Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
31.	Scharf Fund, Series of Advisors Series Trust
32.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.	Semper MBS Total Return Fund, Series of Advisors Series Trust
35.	Semper Short Duration Fund, Series of Advisors Series Trust
36.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
37.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
38.	The Aegis Funds
39.	Allied Asset Advisors Funds
40.	Alpha Architect ETF Trust
41.	Angel Oak Funds Trust
42.	Barrett Opportunity Fund, Inc.
43.	Bridges Investment Fund, Inc.
44.	Brookfield Investment Funds
45.	Buffalo Funds
46.	Cushing® Mutual Funds Trust
47.	DoubleLine Funds Trust
48.	Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
49.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
53.	The Acquirers Fund, Series of ETF Series Solutions
54.	AI Powered International Equity ETF, Series of ETF Series Solutions
55.	AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
56.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
57.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
58.	Aptus Defined Risk ETF, Series of ETF Series Solutions
59.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
60.	Blue Horizon BNE ETF, Series of ETF Series Solutions
61.	CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
62.	Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
63.	ClearShares OCIO ETF, Series of ETF Series Solutions
64.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.	Deep Value ETF, Series of ETF Series Solutions
67.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.	Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.	Hoya Capital Housing ETF, Series of ETF Series Solutions
70.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
71.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
72.	LHA Market State US Tactical ETF, Series of ETF Series Solutions
73.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
74.	Loncar China BioPharma ETF, Series of ETF Series Solutions
75.	Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
76.	Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
77.	Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions

78.	Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
79.	Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions

NETLease Corporate Real Estate ETF, Series of ETF Series Solutions

80.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
81.	Opus Small Cap Value ETF, Series of ETF Series Solutions
82.	Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
83.	US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
84.	US Global JETS ETF, Series of ETF Series Solutions
85.	US Vegan Climate ETF, Series of ETF Series Solutions
86.	Volshares Large Cap ETF, Series of ETF Series Solutions
87.	First American Funds, Inc.
88.	FundX Investment Trust
89.	The Glenmede Fund, Inc.
90.	The Glenmede Portfolios
91.	The GoodHaven Funds Trust
92.	Greenspring Fund, Incorporated
93.	Harding, Loevner Funds, Inc.
94.	Hennessy Funds Trust
95.	Horizon Funds
96.	Hotchkis & Wiley Funds
97.	Intrepid Capital Management Funds Trust
98.	Jacob Funds Inc.
99.	The Jensen Quality Growth Fund Inc.
100.	Kirr, Marbach Partners Funds, Inc.
101.	AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
102.	Core Alternative ETF, Series of Listed Funds Trust
103.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
104.	LKCM Funds
105.	LoCorr Investment Trust
106.	Lord Asset Management Trust
107.	MainGate Trust
108.	ATAC Rotation Fund, Series of Managed Portfolio Series
109.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
110.	Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
111.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
112.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
113.	Great Lakes Bond Fund, Series of Managed Portfolio Series
114.	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
115.	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
116.	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
117.	Jackson Square Global Growth Fund, Series of Managed Portfolio Series
118.	Jackson Square International Growth Fund, Series of Managed Portfolio Series
119.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
120.	Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
121.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
122.	LK Balanced Fund, Series of Managed Portfolio Series
123.	Muhlenkamp Fund, Series of Managed Portfolio Series
124.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
125.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
126.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
127.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
128.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
129.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
130.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
131.	TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
132.	Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
133.	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
134.	Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series

135.	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
136.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
137.	Argent Small Cap Fund, Series of Manager Directed Portfolios
138.	Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
139.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
140.	iM DBi Hedge Strategy ETF, Series of Manager Directed Portfolios
141.	iM DBi Managed Futures Strategy ETF, Series of Manager Directed Portfolios
142.	iM Dolan McEniry Corporate Bond Fund, Series of Manager Directed Portfolios
143.	Pemberwick Fund, Series of Manager Directed Portfolios
144.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
145.	Matrix Advisors Funds Trust
146.	Matrix Advisors Value Fund, Inc.
147.	Monetta Trust
148.	Nicholas Equity Income Fund, Inc.
149.	Nicholas Fund, Inc.
150.	Nicholas II, Inc.
151.	Nicholas Limited Edition, Inc.
152.	Permanent Portfolio Family of Funds
153.	Perritt Funds, Inc.
154.	Procure ETF Trust II
155.	Professionally Managed Portfolios
156.	Prospector Funds, Inc.
157.	Provident Mutual Funds, Inc.
158.	RBC Funds Trust
159.	Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
160.	Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
161.	Adara Smaller Companies Fund, Series of RBB Fund, Inc.
162.	Aquarius International Fund, Series of RBB Fund, Inc.
163.	Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
164.	Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
165.	Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.
166.	Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.
167.	Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.
168.	Boston Partners Global Equity Fund, Series of RBB Fund, Inc.
169.	Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.
170.	Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.
171.	Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.
172.	Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.
173.	Campbell Advantage Fund, Series of RBB Fund, Inc.
174.	Campbell Systematic Macro Fund, Series of RBB Fund, Inc.
175.	MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.
176.	Motley Fool 100 Index ETF, Series of RBB Fund, Inc.
177.	Orinda Income Opportunities Fund, Series of RBB Fund, Inc.
178.	SGI Conservative Fund, Series of RBB Fund, Inc.
179.	SGI Global Equity Fund, Series of RBB Fund, Inc.
180.	SGI Peak Growth Fund, Series of RBB Fund, Inc.
181.	SGI Prudent Growth Fund, Series of RBB Fund, Inc.
182.	SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.
183.	SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.
184.	SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.
185.	WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.
186.	Series Portfolios Trust
187.	Thompson IM Funds, Inc.
188.	TrimTabs ETF Trust
189.	Trust for Advised Portfolios
190.	Barrett Growth Fund, Series of Trust for Professional Managers
191.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
192.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers

193.	Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
194.	Convergence Market Neutral Fund, Series of Trust for Professional Managers
195.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
196.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
197.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
198.	Jensen Quality Value Fund, Series of Trust for Professional Managers
199.	Marketfield Fund, Series of Trust for Professional Managers
200.	Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
201.	Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
202.	Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
203.	Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
204.	Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
205.	Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
206.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
207.	USQ Core Real Estate Fund
208.	Wall Street EWM Funds Trust
209.	Wisconsin Capital Funds, Inc.

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Richard J. Berthy(1)	President, Treasurer & Manager	None
Teresa M.K. Cowan(2)	Vice President	None
Mark A. Fairbanks(1)	Vice President	None
Jennifer K. DiValerio(3)	Vice President	None
Susan L. LaFond(2)	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner(2)	Chief Compliance Officer- Distribution Services	None
Jennifer E. Hoopes(1)	Chief Compliance Officer- Secretary	None

(1)	This individual is located at Three Canal Plaza, Suite 100, Portland, Maine 04101.
(2)	This individual is located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.
(3)	This individual is located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312.

(c) Not applicable.

Item 33.	Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Luther King Capital Management Corporation, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102 (records relating to its function as investment adviser of the LKCM Funds)

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent)

U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian)

Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (records relating to its function as distributor)

Item 34.	Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on April 29, 2021.

By:	/s/ J. Luther King, Jr.
J. Luther King, Jr. President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ J. Luther King, Jr.	Trustee, President and Chief	April 29, 2021

J. Luther King, Jr.	Executive Officer

Larry J. Lockwood*	Chairman and Trustee	April 29, 2021

Larry J. Lockwood

Richard J. Howell*	Trustee	April 29, 2021

Richard J. Howell

Mauricio Rodriguez*	Trustee	April 29, 2021

Mauricio Rodriguez

Steven R. Purvis*	Trustee and Vice President	April 29, 2021

Steven R. Purvis

/s/ Jacob D. Smith	Chief Financial Officer and Principal Accounting Officer	April 29, 2021

Jacob D. Smith

*	/s/ Jacob D. Smith
Jacob D. Smith

Attorney-in-fact pursuant to a Power of Attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
(d)(9)	Expense Limitation Agreement between LKCM Funds and Luther King Capital Management Corporation, dated February 24, 2021
(i)	Opinion of Counsel
(j)	Consent of Independent Registered Public Accounting Firm
Other Exhibit (2)	Power of Attorney for Mr. Rodriguez